Filed with the Securities and Exchange Commission on April 25, 2024
Registration No. 333-136308
Registration No. 811-21933
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 24	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 108	/ X /
(Check appropriate box or boxes.)

Northwestern Mutual Variable Life Account II
(Exact Name of Registrant)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Depositor)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal Officer, Chief Compliance Officer, and Secretary
The Northwestern Mutual Life Insurance Company
720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)
Copy to:
Terry R. Young
Assistant General Counsel
720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-2092 office
(414) 625-2092 fax
terryyoung@northwesternmutual.com
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective (check appropriate space)
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2024 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on _________________pursuant to paragraph (a)(1) of Rule 485 this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Interests in the Northwestern Mutual Variable Life Account II under flexible premium variable adjustable life insurance policies.

Survivorship Variable Universal Life
Issued by The Northwestern Mutual Life Insurance Company and Northwestern Mutual Variable Life Account II
Prospectus May 1, 2024
This prospectus (the "Prospectus") describes a flexible premium variable survivorship universal life insurance policy (the “Policy”) issued by The Northwestern Mutual Life Insurance Company. The Policy is designed to provide a Life Insurance Benefit upon the death of the second of the Insureds to die (the “second death”) and is not suitable for short-term investment. You should consider the Policy in conjunction with other insurance you own. Replacing your existing life insurance with this Policy may not be to your advantage. In addition, it may not be to your advantage to finance the purchase or maintenance of this Policy through a loan or through withdrawals from another policy. Please consult your Financial Representative.
You may choose to invest your Net Premiums in up to 30 Divisions of the Northwestern Mutual Variable Life Account II (the “Separate Account”). Each Division of the Separate Account invests exclusively in shares of a single series of a Fund (a “Portfolio”). Each Portfolio available as an investment option under the Policy is identified below:
Northwestern Mutual Series Fund, Inc.
- Growth Stock Portfolio
- Focused Appreciation Portfolio
- Large Cap Core Stock Portfolio
- Large Cap Blend Portfolio
- Index 500 Stock Portfolio
- Large Company Value Portfolio
- Domestic Equity Portfolio
- Equity Income Portfolio
- Mid Cap Growth Stock Portfolio
- Index 400 Stock Portfolio
- Mid Cap Value Portfolio
- Small Cap Growth Stock Portfolio
- Index 600 Stock Portfolio
- Small Cap Value Portfolio
- International Growth Portfolio
- Research International Core Portfolio
- International Equity Portfolio
- Emerging Markets Equity Portfolio
- Government Money Market Portfolio
- Short-Term Bond Portfolio
- Select Bond Portfolio
- Long-Term U.S. Government Bond Portfolio
- Inflation Protection Portfolio
- High Yield Bond Portfolio
- Multi-Sector Bond Portfolio
- Balanced Portfolio
- Asset Allocation Portfolio
Fidelity® Variable Insurance Products
- VIP Mid Cap Portfolio
- VIP Contrafund® Portfolio
Neuberger Berman Advisers Management Trust
- Sustainable Equity Portfolio
Russell Investment Funds
- U.S. Strategic Equity Fund
- U.S. Small Cap Equity Fund
- Global Real Estate Securities Fund
- International Developed Markets Fund
- Strategic Bond Fund
Russell Investment Funds LifePoints® Variable Target Portfolio Series
- Moderate Strategy Fund
- Balanced Strategy Fund
- Growth Strategy Fund
- Equity Growth Strategy Fund
Credit Suisse Trust
- Commodity Return Strategy Portfolio
Please note that the Policy and the Portfolios are not guaranteed to achieve their goals; are not federally insured; are not bank deposits; and are not endorsed by any bank or government agency.
This Policy is subject to the laws of the state in which the Policy is issued. Some of the terms of the Policy may differ from the terms of the Policy delivered in another state because of state specific legal requirements but all material state variations are noted. Unless clear from their context or otherwise appropriate, all of the capitalized terms used in this Prospectus are defined at the end of this Prospectus in the Glossary of Terms, “Northwestern Mutual,” “Company,” “we,” “us,” and “our” in this Prospectus mean The Northwestern Mutual Life Insurance Company.
Please carefully read this Prospectus and any accompanying prospectuses for the corresponding Portfolios and keep them for future reference. This Prospectus provides information that you should know before investing in the Policy. No person is authorized to make any representation in connection with the offering of the Policy other than those contained in this Prospectus. Our Distributor may limit sales of the Policy to certain government entities and government entity plans.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved the Policy or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.
We no longer issue the Policy described in this Prospectus. The variable life insurance policies we presently offer are described in separate prospectuses.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the SEC’S Staff and is available at www.investor.gov.

Important Information You Should Consider About the Policy
	FEES AND EXPENSES			Cross-Reference(s) to Location in Prospectus
Charges for Early Withdrawals
If you surrender your Policy in the first ten Policy Years you will be assessed a surrender charge of up to 50% of the Target Premium.
For example, if you surrender your Policy and your total Target Premium amount was $100,000, you could pay a surrender charge of up to $50,000.
Withdrawals are subject to a $25 service charge (currently waived) for each withdrawal request.
Fee and Expense Tables – Transaction Fees (Surrender Charge and Withdrawal Fee)
Transaction Charges
In addition to surrender charges and withdrawal charges, you may also be charged for other transactions, such as certain tax-related charges, a front-end sales load, charges for transferring between investment options, changes to your Death Benefit option or Specified Amount, as well as charges for expedited delivery or wire transfers.
Fee and Expense Tables – Transaction Fees
Ongoing Fees and Expenses (annual charges)
In addition to the charges above, investment in the Policy is subject to ongoing fees and expenses, including fees covering the cost of insurance and optional benefits available under the Policy. These fees are based on information as of
December 31, 2023, may change from year to year, and are generally based on characteristics of the insured (e.g., age, sex and rating classification). You should review your Policy specifications page for specific rates applicable under your Policy.
You bear the expenses associated with the Portfolios available under your
Policy, the range for which is shown in the following table:
Fee and Expense Tables – Periodic Charges (Other than Portfolio Operating Expenses) Fee and Expense Tables – Annual Portfolio Operating Expenses
	Annual Fee	Minimum*	Maximum*
	Investment Options (Portfolio company fees and expenses)	0.21%	2.21%
* As a percentage of Portfolio assets.
RISKS
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			Risks of the policy – Investment Risk and The Funds
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for you if you need ready access to cash. Surrender charges apply in the first 10 Policy Years and the value of your Policy and life insurance benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Risks of the Policy –Policy for Long- Term Protection
Risks Associated with Investment Options
Investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options
( Portfolios) available under the Policy. Each Portfolio will have its own unique risks and you should review these investment options before making an investment decision.
Risks of the Policy – Investment Risk
Insurance Company Risks
Investment in the Policy is subject to the risks related to Northwestern Mutual, and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling toll free (866) 464-3800.
Risks of the Policy – Investment Risk Also see Northwestern Mutual
Survivorship Variable Universal Life Prospectus
1

	RISKS	Cross-Reference(s) to Location in Prospectus
Policy Lapse
Insufficient premium payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage and death benefits will not be paid.
After lapse, you may reinstate the Policy subject to certain conditions described in the Prospectus, including the payment of the minimum payment amount, required to keep the Policy in force.
Risks of the Policy –Policy Lapse Information About the Policy – Termination and Reinstatement
RESTRICTIONS
Investments
Transfers from the Divisions must be in amounts greater than or equal to 1% of assets in the Divisions, may be subject to charges, and are subject to the
Policy’s short-term and excessive trading policies. These short-term and excessive trading policies may trigger additional restrictions on your Policy.
Currently, there is no charge when you transfer Invested Assets among
Divisions . However, we reserve the right to charge $25 for each transfer. You may invest in up to 30 Divisions at a time.
Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio or mutual fund for such
Portfolio .

Information about
the Policy – Other
Policy Transactions
(Transfers and
Short-Term and
Excessive Trading)

Information about
the Policy – Other
Policy Transactions
(Substitution of
Portfolio Shares and
Other Changes)

Optional Benefits
Optional benefits are subject to additional charges and payments made under these benefits are generally subject to the same transaction fees as other premium payments but may be treated differently for other purposes (e.g., certain death benefit minimums). Optional benefits are not available for all ages (or may terminate at certain ages) and underwriting classifications. We may stop offering an optional benefit at any time.
Information about the Policy – Optional Benefits Available Under the Policy
TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Policy. There is no additional tax benefit if the Policy is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals will generally be subject to ordinary income tax, and may be subject to tax penalties.
Tax Considerations
CONFLICTS OF INTEREST
Investment Professional Compensation
We no longer issue the Policy to new owners. Your Policy was sold exclusively through financial representatives of Northwestern Mutual’s affiliated broker-
dealer, who are compensated with a commission based on a percentage of premium, and Northwestern Mutual may share revenue it earns on your Policy with its affiliated broker-dealer. These financial representatives may have, or had, a financial incentive to offer or recommend the Policy, or another policy issued by Northwestern Mutual, over other investments.
Distribution of the Policy Also see Charges and Deductions— Commissions Paid to Financial Representatives
Exchanges
We no longer issue the Policy to new owners. Some financial representatives may have a financial incentive to offer a policy issued by Northwestern Mutual in place of one you already own. You should only exchange an existing policy if you determine, after comparing the features, fees and risks of both policies, that it is preferable to purchase a policy issued by Northwestern Mutual (or any other policy) rather than continue to own the existing policy.
None
Survivorship Variable Universal Life Prospectus
2

Overview of the Policy
What is the Policy, and what is it designed to do?
The Policy is an individual flexible premium variable survivorship universal life insurance policy, the purpose of which is primarily to provide life insurance protection (i.e., a death benefit) upon death of the second insured, while providing the long-term accumulation of assets through allocations to a variety of Divisions. The Policy may be appropriate if you have a long-term investment horizon and is not intended for short-term investment, and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading. You may want to consult your financial or tax advisor.
In exchange for your Premium Payments, upon the death of the Insured, we will pay the Death Benefit to your beneficiary based on one of three death benefit options available under the Policy. Subject to certain limitations, you can change the Death Benefit option you selected. (See “Death Benefit – Changing Death Benefit Options” in the Prospectus for more information.)
How are Premium Payments treated under the Policy?
We no longer issue the Policy to new owners. Current owners must make sufficient Premium Payments to keep the Policy in force. There is no required schedule or amount of Premium Payments but the investment results of the Divisions to which your Net Premium(s) is allocated will affect the Premium Payments you are required to make to keep your Policy in force.
When a Premium Payment is received in Good Order at our Home Office after the Policy is in-force, we deduct a premium tax charge, federal deferred acquisition cost charge and sales load to cover taxes and acquisition and distribution expenses, respectively, and the remaining amount, known as the Net Premium(s), is allocated among the Divisions , according to your current payment allocation instructions.
Investments in the Policy’s Divisions are held in the Separate Account which is an account separate from our General Account assets. We have established a segment within the Separate Account to receive and invest Net Premium(s) for the Policy. Currently, the Policy segment is divided into 40 Separate Account Divisions. Each Division purchases shares in a corresponding Portfolio. Information about each corresponding Portfolio is provided at the back of this document. See APPENDIX A: Portfolios Available under Your Policy.
Payment of insufficient premiums may result in the Policy terminating or lapsing.
Q. What are the primary features and options that the Survivorship Variable

Universal Life Policy offers?
A.
Choice of Death Benefit Options. You may choose among three Death Benefit options, a death benefit based on the Specified Amount (Option A), on the Specified Amount plus Policy Value (Option B) or on the Specified Amount plus Cumulative Premiums paid (less any Cumulative Withdrawals)(Option C). In addition to the three Death Benefit Options, there is also a Minimum Death Benefit that may be applied. See the Death Benefit section in the Prospectus for more information.
B.
Surrenders and Withdrawals. You may surrender your Policy, and we will pay you its Cash Surrender Value (Policy Value less any Policy Debt and any surrender charge). You may also withdraw a part of the Policy Value. A withdrawal reduces the Policy Value, may reduce the Specified Amount of the Policy and therefore the Death Benefit and may increase the risk that the Policy will terminate or lapse. Surrenders and withdrawals are subject to charges and may have adverse tax consequences.
C.
Loans. You may take a loan on the Policy that when added to existing Policy Debt does not exceed the Loan Value of the Policy. The Policy secures the loan. Taking a loan will reduce Cash Surrender Value and the Death Benefit, may have adverse tax consequences and will increase the risk that your Policy may terminate or lapse.
D.
Transfers. Generally, you may transfer Invested Assets among up to 30 Divisions. We also offer four asset allocation models and two automated transfer programs: dollar cost averaging and portfolio rebalancing.
E.
Collateral Assignment. Subject to our approval, you may generally assign the Policy as collateral for a loan or other obligation.
F.
Tax Treatment. You are generally not taxed on the Policy’s earnings until you withdraw Policy Value from your Policy. This is known as tax deferral.
G.
Additional Benefits. There are additional benefits you may add to your Policy. An additional charge may apply if you elect an additional benefit. The additional benefits available with this Policy are listed in the “Other Benefits Available under the Policy” section of the Prospectus, and include the following:
•
Income Plans – In lieu of a lump sum payment, the Death Benefit and surrender proceeds may be payable in monthly (or less frequent) payments over a period of time
Survivorship Variable Universal Life Prospectus
3

•
Exchange for a Fixed Benefit Policy – Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios
•
Dollar Cost Averaging – On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected
•
Portfolio Rebalancing – Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions
•
Allocation Models – Models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance
Survivorship Variable Universal Life Prospectus
4

Fee and Expense Tables
The following tables describe the fees and expenses that are payable when you buy, own, surrender or make withdrawals from the Policy. Please refer to your Policy specifications page for information about the specific fees you will pay each year based on the options you have elected.
Transaction Fees
The table below describes the fees and expenses that are payable when you make Premium Payments, surrender the Policy, make withdrawals, transfer Invested Assets among investment options, or make certain changes to the Policy. Certain fees applicable to your Policy may depend on your Policy Anniversary. Please see “Policy Anniversary” in the Glossary of Terms to help you understand how it will affect the charges applicable to your Policy.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Premium Tax Charge	Upon each Premium Payment	No maximum — Charges may increase to reflect actual costs	2% of Premium Payment
Federal Deferred Acquisition Cost Charge[1]	Upon each Premium Payment		0.80% of Premium Payment
Sales Load	Upon each Premium Payment	Same as current charge	6.40% of premium up to Target Premium[2]in Policy Years 1-10; 2.40% of premium up to Target Premium in Policy Years 11 and beyond; and 2.40% of premium in excess of Target Premium for each Policy Year
Surrender Charge	Upon surrender during the first ten Policy Years	Same as current charge	50% in Policy Year 1 of the premium paid in the first Policy Year up to the Target Premium, grading down monthly in Policy Years 2-10 to 0%[3]
Withdrawal Fee	Upon withdrawal	$25.00	Currently waived
Transfer Fee	Upon transfer	$25.00	Currently waived
Change in Death Benefit Option Fee	Upon change in Death Benefit option	$25.00	Currently waived
Change in Specified Amount Fee	Upon change in Specified Amount	$25.00 per change after first change in a Policy Year	Currently waived
Expedited Delivery Charge[4]	When express mail delivery is requested	$50 per delivery (up to $75 for next day, a.m. delivery) adjusted for inflation[5]	$15 per delivery (up to $45 for next day, a.m. delivery)
Wire Transfer Fee[4]	When a wire transfer is requested	$50 per transfer (up to $100 for international wires) adjusted for inflation[5]	$25 per transfer (up to $50 for international wires)
1
This charge was previously referred to as the “OBRA Expense Charge” or “Other Premium Expense Charge.” Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended, (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. The current charge varies based on your Policy Anniversary as indicated in the Table above. This charge compensates us for corporate income taxes.
2
The Target Premium is a hypothetical annual premium which is based on the Specified Amount, and factors including but not limited to the Insureds’ Issue Ages, sex, and underwriting classifications. Please see “Target Premium” in the Glossary of Terms.
3
The surrender charge percentage is applied to the premiums actually paid during the first Policy Year or the Target Premium, whichever is less. For more information on the surrender charge, see “Charges and Deductions – Monthly Policy Charges and Service Charges” in this Prospectus. Your Policy schedule pages will indicate the maximum charge under your Policy.
4
This fee may increase over time to cover our administrative or other costs but will not exceed the maximum charge. We may discontinue this service at any time, with or without notice.
5
The Guaranteed Maximum Charges are subject to a consumer price index adjustment in order to accommodate future increases in the costs associated with these requests. The maximum charge will equal the Guaranteed Maximum Charge shown above multiplied by the CPI for the fourth month prior to the time of the charge, divided by the CPI for April, 2009. “CPI” means the Consumer Price Index for All Urban Consumers, United States City Average, All Items, as published by the United States Bureau of Labor Statistics. If the method for determining the CPI is changed, or it is no longer published, it will be replaced by some other index found by the Company to serve the same purpose.
Survivorship Variable Universal Life Prospectus
5

Periodic Charges (Other than Portfolio Operating Expenses)1
The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy other than the operating expenses for the Portfolios. Certain charges applicable to your Policy may depend on your Policy Date and/or Policy Anniversary. Please see “Policy Date” and “Policy Anniversary” in the Glossary of Terms to help you understand how it may affect certain charges applicable to your Policy.
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Cost of Insurance Charge[2]	Monthly, on each Monthly Processing Date
Maximum Charge[3]		Same as current charge	$83 (monthly) per $1,000 of net amount at risk
Minimum Charge[4]		Same as current charge	$0.00002 (monthly) per $1,000 of net amount at risk
Charge for Insureds, one Male and one Female, with Issue Ages 55, Premier Non-Tobacco underwriting classification in the fifth Policy Year (varies by Policy Year)[5]		$0.033 (monthly) per $1,000 of net amount at risk in the fifth Policy Year (varies by Policy Year)[5]	$0.028 (monthly) per $1,000 of net amount at risk in the fifth Policy Year (varies by Policy Year)[5]
Mortality and Expense Risk Charge
Mortality and Expense Risk Charge—Invested Assets Component	Monthly, on each Monthly Processing Date	0.90% annually (0.075% monthly rate) of Invested Assets	0.14% annually (0.01167% monthly rate) of Invested Assets in Policy Years 1-20 0.09% annually (0.0075% monthly rate) of Invested Assets in Policy Years 21 and above
Mortality and Expense Risk Charge—Specified Amount Component[7]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[8]		Same as current charge	$0.14 (monthly) per $1,000 of Initial Specified Amount[9]
Minimum Charge[10]		Same as current charge	$0.003 (monthly) per $1,000 of Initial Specified Amount
Charge for Insureds Issue Ages 55		Same as current charge	$0.08 (monthly) per $1,000 of Initial Specified Amount
Administrative Charge	Monthly, on each Monthly Processing Date	$8 (monthly)	$8 (monthly)
Deferred Sales Charge[11]	Monthly, on each Monthly Processing Date during the first ten Policy Years	Same as current charge	7.5% (0.625% monthly rate) of premium paid in the first Policy Year up to Target Premium for Policy Years 1-10
Survivorship Variable Universal Life Prospectus
6

Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Maximum Charge	Current Charge
Policy Debt Expense Charge[12]	Monthly, on each Monthly Processing Date when there is Policy Debt	All Policy Years 2.00% annually (0.16667% monthly rate) of Policy Debt
For Policy Dates prior to 1/1/2016:
0.95% annually (0.07791% monthly rate) of
Policy Debt for Policy Years 1-10
0.40% annually (0.03333% monthly rate) of
Policy Debt for Policy Years 11 and above
For Policy Dates 1/1/2016 and later:
1.20% annually (0.10% monthly rate) of Policy
Debt for Policy Years 1-10
0.65% annually (0.05417% monthly rate) of
Policy Debt for Policy Years 11-20
0.25% annually (0.02083% monthly rate) of
Policy Debt for Policy Years 21 and above

Underwriting and Issue Charge[13]	Monthly, on each Monthly Processing Date during the first ten Policy Years
Maximum Charge[14]		Same as current charge	$0.04 (monthly) per $1,000 of Initial Specified Amount
Minimum Charge[15]		Same as current charge	$0.02 (monthly) per $1,000 of Initial Specified Amount
Charge for Insureds Issue Age 55, Premier Non- Tobacco underwriting classification		Same as current charge	$0.02 (monthly) per $1,000 of Initial Specified Amount

The charges described in this table may vary based upon one or more characteristics of the Policy, such as: factors including but not limited to Insureds’ Issue Ages, sex, and underwriting classifications, Initial Specified Amount, Target Premium, Policy Date, and Policy Year (see “Charges and Deductions— Monthly Policy Charges and Service Charges” for more details regarding each charge). Therefore, the charges shown in the table may not be representative of the charges a particular Owner may pay). Your Policy schedule pages will indicate the guaranteed maximum charge for each periodic charge under your Policy. In addition, where appropriate, all charges in the table expressed in dollars have been rounded to the nearest dollar and all amounts that would round to zero have been rounded to the nearest penny or less, as necessary. Unless otherwise noted, the charges in the table represent the monthly rate. Please request an illustration from your Financial Representative for personalized information, including the particular charges applicable to your Policy. (See “Illustrations”).

The Cost of Insurance Charge will vary based on factors including but not limited to the Insureds’ Issue Ages, sex and underwriting classifications; Policy Date and Policy Year. The Cost of Insurance Charges shown in the table may not be representative of the rates a particular Owner may pay. The net amount at risk is approximately equal to the Death Benefit minus the Policy Value.

The Maximum Charge for the Cost of Insurance Charge assumes that the Insureds have the following characteristics: one male and one female, Attained Age 120 of the younger Insured, both substandard underwriting classification. The Maximum Charge for the Cost of Insurance Charge shown may also apply to other combinations of Policy Year and Insured characteristics.

The Minimum Charge for the Cost of Insurance Charge assumes that the Policy is in the first Policy Year and that the Insureds have the following characteristics: both female, both Issue Age 20, both Premier Non-Tobacco classification. Charges applicable to other combinations of Policy Year and Insured characteristics may be the same as the charge shown for the Minimum Charge for the Cost of Insurance Charge.

The amount of the Cost of Insurance Charge is determined by multiplying the net amount at risk by the cost of insurance rate (see “Charges and Deductions”). The net amount at risk is the difference between the Death Benefit (or the Guaranteed Minimum Death Benefit) and the Policy Value. Generally, the cost of insurance rate will increase each Policy Year.

The table of rates is included in Appendix B
7
The Maximum Charge for the Mortality and Expense Risk Charge—Specified Amount Component assumes that the Insureds have the following characteristics: one male and one female, Issue Ages 75 and older.
8
The Initial Specified Amount is the Specified Amount of coverage on the Date of Issue of the Policy.
9
The Minimum Charge for the Mortality and Expense Risk Charge—Specified Amount Component assumes that the Insureds have the following characteristics: one male and one female, Issue Ages 25 and younger.
10
Because this charge is based on cumulative premiums paid at any point during the first Policy Year, this charge will vary depending on the amount and timing of your premium payments during the first Policy Year.
11
This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets. When the younger insured is at or above Attained Age 100 (or would be, if alive), the current Policy Debt Expense Charge is 0.00%.
12
The charge may not exceed $900-$2,100 ($75-$175 monthly amount) based on the underwriting classification of the Insureds on the Date of Issue. This charge is based on the underwriting classification of the Insureds on the Date of Issue, subject to a maximum amount not to exceed $900-$2,100 ($75-$175 monthly amount), which is also based on underwriting classification.
Survivorship Variable Universal Life Prospectus

13
The Maximum Charge for the Underwriting and Issue Charge assumes that the Insureds have the following characteristic: substandard underwriting classification.
14
The Minimum Charge for the Underwriting and Issue Charge assumes that the Insureds have the following characteristic: standard underwriting classification.
Annual Portfolio Operating Expenses
The table below shows the range (minimum and maximum) of total operating expenses charged by the Portfolios that you may pay periodically during the time you own your Policy. The table below is based on information as of December 31, 2023 and may change from year to year. A complete list of the Portfolios available under your Policy, including their annual expenses, may be found at the back of this document.
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution fees, and other expenses as a percentage of average Portfolio assets)	0.21%	2.21%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.20%	2.16%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce Portfolio Operating Expenses.
For more information about voluntary fee waivers that may be in place, see the “Charges and Deductions” section.
Risks of the Policy
Policy for Long-Term Protection Your Policy is designed to serve your long-term life insurance protection need. It is not suitable for short-term life insurance protection nor for short-term investing. The value of your Policy and Life Insurance Benefit will be reduced if you withdraw money. In addition, short-term investment in the Policy may subject you to income taxes and tax penalties.
Investment Risk Policy amounts in the Divisions will fluctuate with the performance of the Portfolios you choose. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect depending on the investment performance of the corresponding Portfolios. These assets are not guaranteed, and you can lose money. You may be required to pay more premiums than originally planned in order to keep the Policy in force.
A comprehensive discussion of the investment objectives and risks of each Portfolio may be found in each Portfolio’s prospectus. There is no assurance that any Portfolio will achieve its stated investment objective. The Policy is not designed for frequent or short-term trading.
Insurance Default Risk Because certain guarantees under the Policy are guaranteed by the Company’s General Account assets, the ability to make good on these guarantees depends on the financial strength and claims-paying ability of the Company. Therefore, guaranteed benefits outside of the Separate Account are subject to the risk of default to the extent the Company is unable to satisfy some or all of these guarantees.
Policy Lapse Insufficient Premium Payments, poor investment results, withdrawals, unpaid loans, or loan interest may cause your Policy to lapse, meaning you will no longer have any life insurance coverage. If, on a Monthly Processing Date, the Cash Surrender Value (which takes into account any applicable surrender charge) is not enough to pay the Monthly Policy Charge, your Policy will enter a 61-day grace period. If your Policy enters a grace period, we will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may be reinstated within three years (or longer if required by state law) after it has lapsed, subject to certain conditions.
Policy Loan Risks A Policy loan, whether or not repaid, will affect the value of your Policy over time because the amounts borrowed do not participate in the investment performance of the Divisions; in addition, a charge is deducted from your Contract Fund Value each month while there is Policy Debt. The Life Insurance Benefit is reduced by the amount of any outstanding Policy Debt. If you surrender the Policy or allow it to lapse while Policy Debt is outstanding, the amount of Policy Debt is extinguished by applying the Policy Value to repay it. If the Policy Debt exceeds the cost basis in the contract, we are required to report the extinguishment to you and the IRS on an IRS Form 1099-R. Policy Debt reduces the Cash Surrender Value and increases the risk that your Policy will lapse.
Limitations on Access to Your Values Accessing your Policy’s value may have tax consequences. We will deduct a surrender charge if you surrender your Policy in the first ten Policy Years. Even if your Policy has value it is possible that you will receive no Cash Surrender Value if you surrender the Policy in the first ten Policy Years. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender
Survivorship Variable Universal Life Prospectus

all or part of your Policy in the near future. Even if you do not ask to surrender the Policy, surrender charges may play a role in determining whether the Policy will lapse, because surrender charges affect the Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a grace period (and possibly lapse). See “Policy Lapse” above. You may make withdrawals subject to limitations on the amount that may be withdrawn. (See “Withdrawals”). A withdrawal will reduce the Policy Value and Life Insurance Benefit. The minimum amount of a withdrawal is $250.
Adverse Tax Consequences Our understanding of the principal tax considerations for the Policy under current tax law is set forth in this Prospectus. A surrender, loan, or withdrawal may have tax consequences. There are areas of some uncertainty under current law, and we do not address the likelihood of future changes in the law or interpretations thereof. Among other risks, your Policy may become a modified endowment contract. A modified endowment contract (“MEC”) is a life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts because the contract is considered too investment oriented. Generally, a Policy may be classified as a MEC if cumulative premiums paid during a seven-pay period exceed a “seven-pay” limit defined in the Internal Revenue Code (“Code”). Distributions, including loans, from a Policy classified as a MEC are taxable to the extent of the gain in the Policy and may be subject to a 10% penalty tax if taken before the Owner attains age 59½. Moreover, excessive Policy loans could cause a Policy to terminate with insufficient value to pay the tax due upon termination. Death Benefit proceeds may be subject to state and/or inheritance taxes. (See “Tax Considerations”).
Risk of an Increase in Current Fees and Expenses Certain insurance charges are currently assessed at less than their maximum levels. We may increase these current charges in the future up to the guaranteed maximum levels, based on the Company’s emerging experience or future expectations, as determined in its sole discretion, with respect to, but not limited to, mortality, expenses, reinsurance costs, taxes, persistency, capital requirements, reserve requirements, and changes in applicable laws. Although some Funds may have expense limitation agreements, the operating expenses of the Portfolios are not guaranteed and may increase or decrease over time. If fees and expenses are increased, you may need to increase the amount and/or frequency of Premium Payments to keep the Policy in force.
Cybersecurity and Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Portfolios, intermediaries and other affiliated or third-party service providers may adversely affect us and your Policy Value. For instance, cyber-attacks may interfere with our processing of contract transactions (including the processing of orders through our website, if available, or with the Portfolios), impact our ability to calculate values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the Portfolios or our service providers will avoid losses affecting your Policy due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as coronavirus COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pickup and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Policy due to a disaster or other catastrophe.
Northwestern Mutual
The Northwestern Mutual Life Insurance Company is a mutual life insurance company organized by a special act of the Wisconsin Legislature in 1857. It is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. Its total assets were over $358 billion as of December 31, 2023. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Survivorship Variable Universal Life Prospectus

General Account assets are used to guarantee the payment of certain benefits under the Policy, including death benefits. To the extent that we are required to pay you amounts under these benefits that are in addition to assets in the Separate Account, such amounts will come from General Account assets. Thus, Owners must look to the strength of the Company and its General Account with regard to guarantees under the Policy. The General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
The Separate Account
We established the Separate Account by action of our Trustees on March 22, 2006, in accordance with the provisions of Wisconsin insurance law. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). We own the assets in the Separate Account and we are obligated to pay all benefits due under the Policy. We may use the Separate Account to support other variable life insurance policies we issue. We have divided the Separate Account into Divisions, each of which invests in shares of one Portfolio of the Funds.
You may allocate the money you invest under your Policy among the Divisions. Each Division corresponds to one of the Portfolios of the Funds. Under Wisconsin law, Separate Account assets are held separate from our other assets and are not part of our General Account. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Division reflect that Division’s own investment performance and not the investment performance of our other assets. We may not use the Separate Account’s assets to pay any of our liabilities other than those arising from the Policies and any other variable life insurance Policies funded by the Separate Account. We may, however, use all of our assets (except those held in certain other separate accounts) to satisfy our obligations under your Policy.
Where permitted by law and subject to any required regulatory approvals or votes by Owners, we reserve the right to:
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operate the Separate Account or a Division either as a unit investment trust or a management investment company under the 1940 Act, or in any other form permitted by law, if deemed by the Company to be in the best interest of Owners;
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invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased;
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register or deregister the Separate Account under the 1940 Act or change its classification under that Act;
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create new separate accounts;
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combine the Separate Account with any other separate account;
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transfer cash from time to time between the General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Policy, including but not limited to transfers for the deduction of charges and in support of payment options;
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on behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to the Policies supported by the Separate Account to the General Account (assets remaining in the Separate Account necessary to fulfill its obligations under the Policy are not subject to claims against or losses in the General Account);
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transfer the assets and liabilities of the Separate Account to another separate account;
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add, delete or make changes to the securities and other assets held or purchased by the Separate Account;
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terminate and/or liquidate the Separate Account;
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restrict or eliminate any voting rights of Owners or other persons having voting rights as to the Separate Account; and
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make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Policy and take other actions necessary to comply with applicable law.
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The Funds
A variety of investment options are made available under the Policy for the allocation of Invested Assets. However, the Company does not endorse or recommend any particular option, nor does it provide investment advice. You are responsible for choosing your investment options and should make your choices based on your individual situation and risk tolerances. After making your initial allocation decisions, you should monitor your allocations and periodically review the options you select and the amounts allocated to each to ensure your selections continue to be appropriate. The amounts you invest in a particular Division are not guaranteed and, because both principal and any return on the investment are subject to market risk, you can lose money.
The assets of each Division are invested in a corresponding Portfolio that is a series of one of the following mutual funds: Northwestern Mutual Series Fund, Inc.; Fidelity® Variable Insurance Products; Neuberger Berman Advisers Management Trust; Russell Investment Funds; and Credit Suisse Trust. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Policy may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Policy. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including its (i) name, (ii) investment objective(s), (iii) investment adviser, (iv) current expenses, and (v) performance, in Appendix A to this Prospectus. Each Portfolio has a prospectus that contains more detailed information about the Portfolio. Read the prospectuses for the Portfolios carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive
The Policy makes available both proprietary and non-proprietary Portfolios. The Series Fund is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Policy, we consider during the selection process whether a Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Invested Assets of your Policy resulting from the performance of the Portfolios you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is available through the Policy. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Policies and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.20%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Policies and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Policy may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. The payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We would also consider the receipt of these payments generally to be a positive factor when selecting Portfolios.
Survivorship Variable Universal Life Prospectus

Additionally, an investment adviser or sub-adviser of a Portfolio (or of an underlying fund in which a Portfolio invests) or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Policies and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser or sub-adviser (or their affiliate) with increased access to persons involved in the distribution of the Policies.
Information About the Policy
Specified Amount
Your Policy’s initial amount of insurance coverage is its Initial Specified Amount. You selected the Initial Specified Amount when you applied for the Policy, subject to a minimum and our insurability and other underwriting requirements. The minimum Specified Amount was $1,000,000 if the older Insured’s Issue Age was 20-49 and $500,000 if the older Insured’s Issue Age was 50-85.
You may change the Specified Amount while the Policy is in force, generally upon written request and subject to our approval. We will permit an increase only if, at the time requested, the insurance in force, as increased, is within our issue limits, our insurability requirements are met, and the increase request is received prior to the Policy Anniversary nearest the older Insured’s 85th birthday. We will not permit a decrease if such decrease results in a Specified Amount less than the minimum Specified Amount we would require for issuance of a new Policy at the time of the change. A change in the Specified Amount will be effective on a Monthly Processing Date, generally, upon receipt of a written request in Good Order at our Home Office. If the request is received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the change in Specified Amount will be effective on that date. If the request is not received on a Monthly Processing Date, or on or after the close of trading on the NYSE on a Monthly Processing Date, the change in Specified Amount will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. We reserve the right to charge for more than one change to the Specified Amount in a Policy Year. We will deduct any such charge from the Invested Assets. (See “Charges and Expenses”).
Ownership Rights
As the Owner of the Policy, you make the decisions about the Policy and Policy benefits while it is in force, without the consent of any beneficiary. If the Policy has more than one Owner, decisions with respect to the Policy and its benefits may be exercised only with the consent and authorization of all Owners. Generally, only Owners are entitled to information about the Policy. Other persons, such as beneficiaries or payors, are entitled to only limited information.
To transfer ownership of the Policy to another person, the Owner must provide us written notification of the transfer and must supply any required information about the new Owner. We will not be responsible to the new Owner for any payment or other action taken by us until the written notification of the transfer is received by us at our Home Office. The transfer of ownership will then be effective as of the date the transfer form was signed. We may require you to send the Policy to our Home Office for endorsement to reflect the transfer of ownership. If the Owner is not the surviving Insured, the Owner may name or change a successor Owner, who will become the new Owner upon the Owner’s death.
Modifying the Policy
Any Policy change that you request is subject to our then current insurability and processing requirements. Processing requirements may include, for example, completion of certain forms and satisfying certain evidentiary requirements.
If the Policy is changed or modified, we may make appropriate endorsements to the Policy, and we may require you to send your Policy to our Home Office for endorsement. Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by an officer of the Company. No agent or other person may bind us by waiving or changing any provision contained in the Policy.
Upon notice to you, we may modify the Policy:
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to conform the Policy, our operations, or the Separate Account’s operations to the requirements of any law (including any regulation issued by a government agency) to which the Policy, the Company, or the Separate Account is subject;
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to ensure continued qualification of the Policy as a life insurance contract under the federal tax laws; or
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•
to reflect a change in the Separate Account’s operation.
Premium Payments
A minimum initial Premium Payment was required to put your Policy in force. The minimum initial Premium Payment was based on the Issue Age, underwriting classification and sex of the Insureds, and the Initial Specified Amount. Although you must make sufficient Premium Payments to keep the Policy in force, there is no required schedule or amount of Premium Payments. The current minimum initial Premium Payment for a policy with an Initial Specified Amount of $1,000,000 is $2,392.50 for a male and female Insured both age 45 at issue with a premier non-tobacco underwriting classification.
You may send Premium Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. Upon your request, we will furnish you a receipt signed by an officer of the Company. We accept Premium Payments by check or electronic funds transfer (“EFT”). Net Premiums are placed in the Separate Account on the date we receive your Premium Payment in Good Order at our Home Office and are credited at the Unit Value determined as of the date of receipt. Premiums received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and credited on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, they are deemed to be received and credited on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements. We generally will not accept cash, money orders, traveler’s checks or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Premium Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Premium Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Policy Value. Although we do not anticipate delays in our receipt and processing premiums, we may experience such delays to the extent premiums are not received at our Home Office on a timely basis. Such delays could result in delays in the allocation of premiums. (See “Allocating Premiums to the Separate Account”).
We accept Premium Payments via our website if eligible. Electronic payments via our website must be made in accordance with our current procedures. However, we are not required to accept electronic payments, and we will not be responsible for losses resulting from transactions based on unauthorized electronic payments, provided we follow procedures reasonably designed to verify the authenticity of electronic payments. For more information on electronic payments see “Owner Inquiries.” We reserve the right to limit, modify, suspend or terminate the ability to make payments via our website at any time.
You may not make any Premium Payments after the Policy Anniversary nearest the younger Insured’s 121st birthday. You may not make additional Premium Payments of less than $25. A Premium Payment that would either exceed cumulative premium paid illustrated in the Application or increase the Policy’s Death Benefit more than it increases the Policy Value will be accepted only if: the insurance in force, as increased, will be within our issue limits; our insurability requirements are met; and the Premium Payment is received prior to the Policy Anniversary nearest the older Insured’s 85th birthday.
We have the right to limit or refund a Premium Payment or make distributions from the Policy as necessary to continue to qualify the Policy as life insurance under federal tax law, including the classification of your Policy as a modified endowment contract. If mandated under applicable law, we may be required to reject a Premium Payment. We may accept a premium at the direction of the Owner, however, even if it would cause the Policy to be classified as a modified endowment contract. (See “Tax Considerations”). If we receive a Premium Payment before its due date in circumstances where allocating such Premium to your Policy could result in your Policy failing to qualify as life insurance or being classified as a modified endowment contract, or where the Premium Payment was intended to be applied as of its due date, depending on you or your Financial Representative’s instructions we may hold the Premium or partial Premium Payment in a non-interest bearing account until its due date, at which time we will allocate your payment to the Divisions according to your then current allocation instructions. Excess payment amounts are applied once instructions are received in Good Order.
If mandated under applicable law, we may also be required to provide information about you and your account to government regulators.
If there is Policy Debt, payments received at our Home Office, or to a payment center designated by us, will be treated as payments to reduce Policy Debt unless designated as Premium Payments. (See “Policy Loans”).
Allocating Premiums to the Separate Account
Net Premiums are allocated into the Divisions as you directed in the Application for your Policy or in subsequent requests to change your allocations. You may invest in up to 30 Divisions at a time. You may change your allocation for future Net Premiums at any time. The change will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a
Survivorship Variable Universal Life Prospectus

Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, we will continue to credit Net Premiums to your Policy according to the allocation instructions then in effect and either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request with our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Investment returns from amounts allocated to the Divisions will vary with the investment performance of the Divisions and will be reduced by Policy charges. You bear the entire investment risk for amounts you allocate to the Divisions. You should periodically review your allocation instructions in light of market conditions and your overall life insurance and financial objectives. Your Financial Representative may provide us with instructions on your behalf involving the allocation among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading.
You may request allocation changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with allocation changes on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit allocation instructions via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make requests via Electronic Instructions.
Policy Value and Invested Assets
The Policy Value is equal to the Invested Assets plus Policy Debt. Invested Assets equal Invested Assets on the immediately preceding Valuation Date, plus any of the following items applicable to the current Valuation Date:
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any increase attributable to the portion of Invested Assets in Divisions that experience a positive rate of return for the current Valuation Period;
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any additional Net Premium;
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any loan repayment and accrued loan interest payment; and
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any dividends directed to increase Policy Value;
minus any of the following items applicable to the current Valuation Date:
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any decrease attributable to the portion of Invested Assets in Divisions that experience a negative rate of return for the current Valuation Period;
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the Monthly Policy Charge;
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any Policy loans;
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any withdrawals and withdrawal fees; and
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any fees for changes in Death Benefit option, changes in Specified Amount and transfers.
Death Benefit
Life Insurance Benefit As long as your Policy is in force, we will pay the Life Insurance Benefit to your beneficiary or beneficiaries once we receive at our Home Office satisfactory proof of the second death, subject to the limitations stated in the Policy or imposed by law. No benefit is payable on the death of the first of the Insureds to die.We will pay the Life Insurance Benefit either in a lump sum or, at your option or the option of your beneficiary, by establishing a fixed Income Plan in the beneficiary’s name. (See “Other Benefits Available Under the Policy—Income Plans”). Payments under these plans are from our General Account, and are subject to the claims of our creditors. Owners must look to the financial strength of the Company and its General Account with regard to guarantees under the Policy.
The amount of the Life Insurance Benefit will be:
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the Death Benefit; minus
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the amount of any Policy Debt; minus
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any Monthly Policy Charges due and unpaid if the second death occurs during the Policy Grace Period.
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These amounts will be determined as of the date of the second death. Even though the Owner does not have the right to take any Policy loans or withdrawals after the date of the second death, any Policy loans or withdrawals that are taken after the date of the second death will be deducted from the Life Insurance Benefit.
We will pay the Life Insurance Benefit to the beneficiary if he or she survives the Insured and is alive on the date of payment. (See “Other Policy Provisions—Naming a Beneficiary”). If no Income Plan is elected, we will pay interest on the Life Insurance Benefit from the date of the second death based on rates declared by the Company or as required by applicable state law. The investment performance of the Portfolios, as well as the charges and expenses under your Policy, may decrease your Death Benefit.
The Company will usually mail the proceeds of your Life Insurance Benefit within seven days after we receive all satisfactory proof of death at our Home Office. However, we may postpone payment after proof of death whenever the NYSE is closed or restricted (other than on customary weekend and holidays) or if the SEC permits such a delay by rule, order or declaration. During any such postponement, proceeds will be held in our General account and are subject to the claims of our creditors.
Death Benefit Options The Death Benefit before the Policy Anniversary nearest the younger Insured’s 121st birthday is determined by the Death Benefit option in effect at the time of the death of the second of the Insureds to die. The Death Benefit on and after the Policy Anniversary nearest the younger Insured’s 121st birthday will be equal to the Policy Value.
The Policy provides for three Death Benefit options. The option you choose on your Application will generally depend on whether you prefer an increasing Death Benefit or a larger Policy Value, but in each case the Death Benefit will be at least the Minimum Death Benefit required for your Policy to qualify as life insurance under federal tax law. The three Death Benefit options are:
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Option A – the greater of the Specified Amount or the Minimum Death Benefit;
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Option B – the greater of the Specified Amount plus Policy Value or the Minimum Death Benefit; or
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Option C – the greater of the Specified Amount plus Cumulative Premiums minus Cumulative Withdrawals or the Minimum Death Benefit.
All three death benefit options may not be available in all states. We calculate the amount available under the applicable Death Benefit option as of the date of the second Insured’s death.
Minimum Death Benefit The Minimum Death Benefit is the amount required by federal tax law to maintain the Policy as a life insurance contract. Under any of the Death Benefit options, we will increase the Death Benefit if necessary to satisfy this requirement.
A Policy must satisfy one of two testing methods to qualify as life insurance for federal income tax purposes. You may choose either the Guideline Premium/Cash Value Corridor Test or the Cash Value Accumulation Test. Both tests require the Policy’s Death Benefit to equal or exceed a defined relationship to, or multiple of, the Policy Value. You make the choice of testing methods when you purchase a Policy and it cannot be changed.
For the Guideline Premium/Cash Value Corridor Test the minimum multiples of Death Benefit to the Policy Value are shown in the following table.
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Guideline Premium/Cash Value—Corridor Test Multiples
Attained Age of Younger Insured*	Policy Value %	Attained Age of Younger Insured*	Policy Value %
40 or under	250	61	128
41	243	62	126
42	236	63	124
43	229	64	122
44	222	65	120
45	215	66	119
46	209	67	118
47	203	68	117
48	197	69	116
49	191	70	116
50	185	71	113
51	178	72	111
52	171	73	109
53	164	74	107
54	157	75-90	105
55	150	91	104
56	146	92	103
57	142	93	102
58	138	94	101
59	134	95 or over	100
60	130
* Assumes the younger of the Insureds is the last to die whether or not he or she dies first
For the Cash Value Accumulation Test, the minimum multiples of Death Benefit to the Policy Value are calculated using net single premiums based on the Issue Age of both Insureds, the Policy’s underwriting classification and a 4% interest rate.
Generally, the Guideline Premium/Cash Value Corridor Test has lower minimum multiples than the Cash Value Accumulation Test. This means that, given the same Policy Value, the minimum Death Benefit permissible by federal income tax law may be greater under the Cash Value Accumulation test than under the Guideline Premium/Cash Value Corridor Test. The Guideline Premium/ Cash Value Corridor Test generally requires a lower Death Benefit and therefore a lower corresponding cost of insurance charge. However, the Guideline Premium/Cash Value Corridor Test limits the amount of Premium Payment that may be paid in each Policy Year. Generally, the Cash Value Accumulation Test has no such annual limitation, and allows more Premium Payments to be paid during the early Policy Years.
Changing Death Benefit Options You may change the Death Benefit option at any time while the Policy is in force, upon written request and subject to our approval. Death Benefit option changes are subject to our insurability requirements and issue limits. In addition, we will not permit a change if it is not allowed in your state or if it would result in either (i) your Policy being disqualified as a life insurance contract under federal tax law, or (ii) a Specified Amount less than the minimum Specified Amount we require for issuance of a new Policy at the time of the change. A Death Benefit option change may affect the Policy Value and Specified Amount. The Cost of Insurance Charge will increase if a change results in a larger net amount at risk. (See “Monthly Policy Charges and Surrender Charge”). A Death Benefit option change results in the same net amount at risk at the time of the change, but may result in a larger net amount at risk over time than had the change not occurred. For example, a change from Death Benefit Option A to Option B should result in moving from a net amount at risk that would decline over time (assuming increasing Policy Value) to a net amount at risk that would remain level over time. Changing the Death Benefit option may have tax consequences. (See “Tax Considerations”).
If your request is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, a change in the Death Benefit option will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. We reserve the right to charge for a Death Benefit option change, and will deduct any such charges from Invested Assets. (See “Charges and Expenses”). The Cost of Insurance Charge will increase if a change results in a larger net amount at risk. (See “Monthly Policy Charges and Surrender Charge”).
Other Benefits Available Under the Policy
In addition to the standard death benefits associated with your Policy, other standard and/or optional benefits may also be available to you. The following table(s) summarize information about those benefits. If applicable, information about the fees associated with each benefit included in the table may be found in the Fee and Expense Tables.

Survivorship Variable Universal Life Prospectus

Name of Benefit	Purpose	Is Benefit Standard or Optional	Brief Description of Limitations/Restrictions
Income Plans	In lieu of a lump sum, the Death Benefit and surrender proceeds may be payable in a monthly (or less frequent) payments over a period of time	Standard
•Must be selected
by owner
•Payments are
subject to fixed
rates and not
investment
performance of the
Portfolios
•For death benefit
proceeds, must be
selected while the
Insured is living or
within 60 days
after the death of
the insured

Exchange for a Fixed Benefit Policy	Allows you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the underlying Portfolios	Standard
•Requires premium
payments be paid
•There may be a
cost associated
with exchange
•Exchange may have
tax consequences
•The ability to
exchange during
periods after the
period mandated
by your state may
be terminated at
any time

Dollar Cost Averaging	On a monthly basis, automatically transfers a specific amount from the Government Money Market Division into the other Divisions you have selected	Standard	•Must be selected by owner
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi-annually or annually) to maintain your chosen allocations among the Divisions	Standard	•Must be selected by owner
Asset Allocation Models	Allocation models are available that comprise a combination of Divisions representing various asset classes with various levels of risk tolerance	Standard
•Must be selected
by owner
•Only one model is
available at a time
•Models are “static”
and therefore the
Owner must make
an affirmative
election to change
models
•Available models
may change in the
future

Standard Benefits Available At No Charge
Income Plans Upon the second death, if an Income Plan was not previously elected by the Owner and in lieu of a lump sum payment, your beneficiary may elect to receive his or her share of the Life Insurance Benefit by either of the following fixed Income Plan options. You may also elect to have surrender proceeds paid by either of these options. Payments under a fixed Income Plan option are not affected by the investment performance of the Divisions after the date of surrender or the date of the second death. Payments under fixed Income Plan options will be based on rates declared by the Company on the effective
Survivorship Variable Universal Life Prospectus

date of the Income Plan. Those rates will not be less than the rates shown in your Policy. The monthly income payment rates applicable to life Income Plans are based on current interest rates (i.e., the rates necessary to provide the minimum level of income provided by the Company’s single premium immediate annuity as of the effective date of the Income Plan), as well as the Company’s expenses and mortality experience. Those rates will not be less than the rates shown in your Policy. The rates shown in your Policy are based on a fixed interest rate described in your Policy, expense load (if any), and industry mortality experience with projected mortality improvements. Please read your Policy for specific details, including the effect of mortality improvement. There is no additional charge for electing an Income Plan option. We may offer additional Income Plans.
•
Single Life Income We will make monthly payments for the selected certain period. The options for the certain period are zero years (i.e., no certain period), ten years, twenty years or for Policies issued prior to June 10, 2013, a refund period which continues until the sum of the payments that have been made is equal to the amount that was originally applied under the Income Plan. If the payee lives longer than the certain period, payments will continue for his or her life. In cases where a ten or twenty year certain period is elected, if the payee dies before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiaries your beneficiary designates. Where a certain period of zero years was elected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
•
Joint and Survivor Life Income We will make monthly payments for a 10-year certain period, and thereafter for as long as either of the individuals upon whose lives income payments are based is living. If both payees die before the end of the certain period, the balance of the certain period payments will be paid to the Income Plan beneficiary or to beneficiaries your beneficiary designates.
In general, the monthly payments under a joint and survivor life Income Plan will be lower than, but may be payable for a longer period than, a single life Income Plan.
The Owner may elect an Income Plan for each beneficiary’s share of the Life Insurance Benefit:
•
before the second death; or
•
during the first 60 days after the second death, if the second of the Insureds to die is not the Owner at the time of the second death. An election made during that 60 day period may not be revoked.
An Owner may make or change Income Plan elections by contacting the Home Office or an authorized Financial Representative may provide us with an election on behalf of a Policy Owner subject to our current procedures, rules and requirements.
Subject to the Owner’s rights, and upon providing any information that we may require, a direct or contingent beneficiary may elect an Income Plan for his or her share of the Life Insurance Benefit and/or name his or her own beneficiary for the Income Plan value, if any, remaining on his or her death. If no such Income Plan beneficiary is named, then the Income Plan beneficiary for the remaining value, if any, shall be the estate of the deceased direct or contingent beneficiary. Income Plan beneficiaries may continue to receive payments of the remaining value under the terms of the Income Plan in effect on the death of the direct or contingent beneficiary.
Withdrawal The remaining value, if any, in an Income Plan may be withdrawn in a lump sum upon the death of all individuals upon whose lives income payments are based. The withdrawal value will be the present value of any unpaid payments for the remaining certain period. The present value will be based on the rate of interest used to determine the amount of the payments.
Limitations A direct or contingent beneficiary who is a natural person may be paid under a Life Income Plan only if the payments depend on his or her life. A non-natural person may be paid under a Life Income Plan only if payments depend on the life of the Insured’s spouse or the Insured’s dependent.
Payment Frequency Upon written request, we will make payments once every 3, 6, or 12 months instead of each month.
Example: John and Jane Doe were the owners and insureds of a survivorship variable universal life policy and had elected a single life income plan for a ten-year period certain. Upon their death in a tragic car accident, in lieu of paying life insurance proceeds from the policy to their beneficiary in a lump sum, the Company made reduced amounts of monthly payments to their beneficiary spread out over that time period while the remaining balance earned interest.
Increase of Monthly Income For Policies issued prior to June 10, 2013 (or prior to September 18, 2013 in the state of California), a direct or contingent beneficiary may, at the time the Income Plan elected takes effect, increase the amount of the monthly payments under the capitalize income Plan by making an annuity premium payment to the Company. We will apply the net annuity premium to the Income Plan. The net annuity premium is the amount of the annuity premium payment less a charge of not more than 2% and less any premium tax. The net annuity premium will be applied under the same Income Plan and at the same rates as the proceeds. The Company may limit this net annuity premium to an amount that is equal to the direct or contingent beneficiary’s share of the proceeds payable under this Policy. The Company may accept the annuity premium
Survivorship Variable Universal Life Prospectus

payment when the Income Plan goes into effect or for a period thereafter in accordance with the Company’s then-current administrative procedures. This option is not available for Policies issued on or after June 10, 2013 (or on or after September 18, 2013 in the state of California).
Exchange for a Fixed Benefit Policy It is currently Company practice to allow you to exchange your Policy for a life insurance policy with benefits that do not vary with the investment experience of the Separate Account (“Fixed Benefit Policy”). We may modify or terminate this accommodation at any time with or without notice unless your state or the terms of your Policy provide for such an exchange. You may elect the exchange at any time within twelve months (or longer if required by state law) after the issue date of the Policy provided premiums are duly paid. We reserve the right to require evidence of insurability. Depending on the timing and the individual circumstances surrounding the exchange, the Fixed Benefit Policy will be on the lives of the same Insureds and will have a Death Benefit at least as great as the initial Death Benefit of your Policy (assuming no decrease in Specified Amount prior to the exchange). The exchange may be subject to an equitable cash adjustment, which will recognize the investment performance of the Policy through the effective date of the exchange and may have tax consequences. An exchange will be effective when we receive a proper written request, as well as the Policy, and any amount due on the exchange.
In addition, you may exchange a Policy for a Fixed Benefit Policy if, at any time, a Fund changes its investment adviser, if there is a material change in the investment policies of a Portfolio that was approved by Owners, or the Portfolio is substituted for another portfolio (see “Other Policy Transactions-Substitution of Portfolio Shares and Other Changes”). There may be a cost associated with the exchange. You will be given notice of any such change and will have 60 days to make the exchange.
Example: John and Jane Doe are the owners and insureds of a survivorship variable universal life policy. Six months after the policy is issued, they decide they would rather own a policy that is not subject to the investment experience of the underlying portfolios in which the separate account divisions that support their policy invest, and would rather own a policy that earns a fixed rate of interest. Subject to the Company’s requirements, they have up to six more months to exchange their policy for a fixed policy without the Company requiring evidence of insurability.
Dollar-Cost Averaging With Dollar-Cost Averaging (“DCA”), you can arrange to have a designated amount of money (either a fixed dollar amount or a fractional amount) automatically transferred monthly in allowable amounts from the Government Money Market Division into other Division(s) you have chosen. Transfers will end either when the amount in the Government Money Market Division is depleted or when you submit a request to our Home Office to stop such transfers, whichever is earlier. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at (866) 464-3800. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. There is no charge for DCA. We reserve the right to modify or terminate the DCA Plan at any time.
DCA does not ensure a profit or protect against loss in a declining market. Carefully consider your willingness to continue Premium Payments during periods of declining markets. You should consult your Financial Representative before deciding whether to elect DCA.
Portfolio Rebalancing Over time, portfolio rebalancing helps you maintain your allocations among the Divisions. If you elect portfolio rebalancing, amounts invested in the Divisions are periodically rebalanced in accordance with our procedures, to return your allocation to the percentages you specify. Portfolio rebalancing may reduce amounts allocated to better performing Divisions.
You may choose to rebalance monthly, quarterly, semi-annually or annually. We do not charge a transfer fee for portfolio rebalancing. Subject to any limitations imposed by our short-term and excessive trading policies and procedures, you may elect portfolio rebalancing and modify or terminate your election at any time by submitting a request to our Home Office. You may request changes in writing (including via facsimile or, under limited circumstances, by email) or by calling (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with rebalancing requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit changes via the Internet at www.northwesternmutual.com (“Electronic Instructions”) in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. If you make transfers through our website, your portfolio rebalancing will end and you will need to make a new election if you want portfolio rebalancing to continue. We may modify, limit, suspend, or discontinue this feature at any time. In such cases we may require an updated form be submitted in order to process your request.
Asset Allocation Models The Company currently makes available allocation models at no extra charge for amounts invested in the Divisions. An Owner can select only one model at a time. Each of the four models currently available (Moderately Conservative, Balanced, Aggressive, Very Aggressive) is comprised of a combination of Divisions that hold Portfolios representing various asset classes with various levels of risk tolerance. Generally, the four models can be characterized as follows:
Survivorship Variable Universal Life Prospectus

Moderately Conservative
This combination of Divisions has Portfolios that generally invest in fixed income securities and a mix of equity securities with a majority emphasis on fixed income investments in order to preserve
principal, provide liquidity and income and to seek modest growth.

Balanced
This combination of Divisions has Portfolios that generally invest in a mix of fixed income and equity securities in order to preserve principal and pursue sustained long-term growth without the
volatility of high-risk investments.

Aggressive
This combination of Divisions has Portfolios that generally invest in a mix of equity securities and some fixed income securities in order to primarily pursue long-term growth while willing to accept the volatility associated with high-risk investments.

Very Aggressive
This combination of Divisions has Portfolios that invest in almost entirely in a variety of equity securities in order to achieve higher potential growth while assuming the risks and higher volatility associated with these securities.

An Owner may only select a model which is currently available. Any investment allocations outside of an Owner’s original model must be made by the Owner, and will not be made by the Company. The Company does not provide investment advice regarding whether a model should be revised or whether it remains appropriate to invest in accordance with any particular model due to performance, a change in an Owner’s investment needs or for other reasons. If an Owner wishes to remove Portfolios from an Owner’s model and/or change allocations to a current model, the Owner may do so by notifying us in writing, contacting their Financial Representative or by calling Advanced Markets Operations at (866) 464-3800. There will be no automatic rebalancing to these models unless the Owner chooses the automatic rebalancing option. Please note that investment in a model does not eliminate the risk of loss and it does not protect against losses in a declining market. An Owner should contact their Financial Representative for more information about available allocation models (including the specific asset mixes of available models) and whether investment in a model is appropriate for them.
Available models may change from time to time. The Company reserves the right to modify, suspend, or terminate any asset allocation model at any time without affecting an Owner’s current allocation, except in limited circumstances involving a Substitution or the elimination of a Portfolio as an investment option under the Policy (see “Substitution of Portfolio Shares and Other Changes” below for more information regarding the substitution of a Portfolio). In that case, allocations in a Portfolio within a model (Original Portfolio) will be transferred to a different Portfolio if the Original Portfolio becomes no longer available (e.g., a substitution, merger, or liquidation), in which case the Company will send written notice in advance of such event. If an Owner is invested in a model that is no longer offered and initiates a change outside of the original model allocations, the Owner will not be able to select the original model (see “Transfers” above for more information about how to change portfolio allocations).
Please note that investment according to an allocation model may result in an increase in assets allocated to Portfolios managed by an investment adviser affiliated with the Company, and therefore a corresponding increase in Portfolio management fees collected by such adviser and may present a conflict of interest.
Surrender and Withdrawals of Policy Value
Surrender You may surrender your Policy for the Cash Surrender Value at any time while either Insured is alive and the Policy is in force. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with surrender instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. The Cash Surrender Value will change daily in response to the investment performance of the Divisions in which you are invested. We determine the Cash Surrender Value on the date your request for surrender is effective. Requests for surrenders will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
We do not guarantee any minimum Cash Surrender Value. We may require you to return your Policy to our Home Office when you request a surrender of the Policy. We will pay surrender proceeds in a lump sum or under an Income Plan option you select. (See “Other Benefits Available Under the Policy—Income Plans”). A surrender charge will apply to surrenders during the first ten Policy Years (see “Charges and Deductions”) and a surrender may have tax consequences (see “Tax Considerations”).
Survivorship Variable Universal Life Prospectus

Withdrawals Upon written request received at our Home Office at any time while either Insured is alive and the Policy is in force, you may make a withdrawal from your Policy Value, subject to the Company’s right to assess a charge deducted from Invested Assets in an amount up to $25 per withdrawal (currently waived). Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with withdrawal instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may make no more than four withdrawals in a Policy Year. Each withdrawal must be at least $250, and you may not withdraw an amount that would:
•
reduce the Loan Value (net of any applicable service charge) to less than the Policy Debt;
•
reduce the Specified Amount to less than the minimum Specified Amount that the Company would require for issuance of a Policy at the time of withdrawal; or
•
reduce the Cash Surrender Value to less than the sum of three times the most recent Monthly Policy Charge and any applicable service charge.
A withdrawal of Policy Value decreases Invested Assets and may also have tax consequences. (See “Tax Considerations”). A withdrawal may also decrease the Specified Amount used to determine the Death Benefit. Specifically, if Death Benefit Option A is in effect at the time of withdrawal, the Specified Amount will be reduced by the excess, if any, of the Specified Amount over the result of (a) minus (b) where:
(a)
is the Death Benefit immediately prior to the withdrawal; and
(b)
is the amount of the withdrawal and applicable service charge.
Written requests for withdrawals will be processed and effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative may notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. On the Valuation Date on which a withdrawal from the Policy Value is effective, Invested Assets will be reduced by the amount of the withdrawal and any applicable charges. The amount of the withdrawal and any applicable charge will be allocated among the Divisions in proportion to the amount of Invested Assets in each Division.
Policy Loans
At any time while either Insured is alive and the Policy is in force, you may submit a request for a loan that is secured by the Policy Value. The loan must be in an amount that, when added to the existing Policy Debt, is not greater than your Loan Value. You may increase the risk that your Policy will lapse (terminate with no value) if you take a loan. A Policy loan or unpaid interest may have tax consequences. (See “Tax Considerations”). Loan requests can be made in writing (including via facsimile or, under limited circumstances, by email). Eligible Owners may also submit loan requests by calling Advanced Markets Operations at 1-866-464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with policy loan instructions on behalf of a Policy Owner subject to our current procedures, rules and requirements. They will be processed based on the date and time they are received in the Home Office. Requests will be effective on the Valuation Date or on the next date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
Interest on a Policy loan accrues on a daily basis at an annual effective, fixed rate of interest of 5%, and is included in Policy Debt as it accrues. Loan interest is credited to the borrowed portion of Policy Value at an annual effective, fixed rate of interest of 5%. Interest is due and payable on each Policy Anniversary. If interest is not paid when due, we will add accrued and unpaid interest to the principal loan balance, which consists of outstanding loans and interest added to principal. Policy Debt reduces the Cash Surrender Value and may cause the Policy to . (See “Termination and Reinstatement”).
We will take an amount equal to the loan from the Separate Account Divisions in proportion to the amounts in the Divisions. Borrowed amounts will not participate in the Separate Account’s investment results while the loan is outstanding. We will also deduct from Invested Assets a Policy Debt Expense Charge on each Monthly Processing Date while there is Policy Debt. The Monthly Policy Debt Expense Charge is included in the Monthly Policy Charge. (See “Charges and Deductions—Monthly Policy Charges and Service Charges”). A Policy loan, even if you repay it, will have a permanent effect on the Policy Value, the Cash Surrender Value, and the Death Benefit because the loan amounts do not participate in the Separate Account’s investment results while the loan is outstanding. We deduct any Policy Debt from the Policy Value upon surrender and from the Life Insurance Benefit payable on the second death.
Survivorship Variable Universal Life Prospectus

You may repay a Policy loan, including any accrued interest outstanding, in whole or in part, at any time while either Insured is alive and the Policy is in force. Upon each such payment, we will transfer an amount equal to the payment amount from our General Account to the Separate Account Divisions in accordance with the Premium Payment allocation instructions then in effect. We will credit those payments when we receive them in our Home Office. If we receive your payment before the close of trading on the NYSE on a Valuation Date, we will process your payment as of that Valuation Date. If we receive your payment on or after the close of trading on a Valuation Date, or on a day that is not a Valuation Date, we will process your payment as of the next Valuation Date. Loan repayments are not subject to transaction fees.
If there is Policy Debt, payments received at our Home Office will be treated as payments to reduce Policy Debt unless designated as Premium Payments.
Termination and Reinstatement
If the Cash Surrender Value is less than the Monthly Policy Charge on any Monthly Processing Date, your Policy will enter into the Policy Grace Period. At the end of the Policy Grace Period, the Policy will terminate (or lapse) with no value and your life insurance coverage will end, unless you submit a payment to keep the Policy in force. The Policy Grace Period begins on the date that we send you a notice. The notice will indicate the minimum payment amount required to keep the Policy in force and the date by which you must make the payment. Upon receipt of the payment, we will allocate the Net Premium, to the Divisions of the Separate Account, based on your allocation instructions then in effect. We will also deduct any accumulated due and unpaid Monthly Policy Charges from the Invested Assets. Payments received in Good Order at our Home Office before the close of trading (typically 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and credited on that Valuation Date. If they are received after the close of trading on a Valuation Date, or on a day other than a Valuation Date, they are deemed to be received and credited on the next Valuation Date. If your payment is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your payment to our then-current requirements. If the second death occurs during the Policy Grace Period, we will deduct any Monthly Policy Charges due and unpaid from the Life Insurance Benefit.
After your Policy has terminated, you may reinstate it within three years (or longer if required under state law) following the termination date, subject to our approval, and satisfaction of our current underwriting requirements. The Policy may not be reinstated if either of the Insureds dies after the end of the Policy Grace Period. To reinstate the Policy, you must make a payment equal to the amount that will cover all monthly charges that were due and unpaid before the end of the Policy Grace Period and three times the monthly charges due on the effective date of the reinstatement. If we approve the Application for reinstatement, and the Application was received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the effective date of the reinstated Policy will be that date. If the Application is not received on a Monthly Processing Date, or was received on or after the close of trading on the NYSE on a Monthly Processing Date, the reinstated Policy will be effective on the next Monthly Processing Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements. Any Policy Debt that was outstanding when the Policy terminated will also be reinstated.
On the effective date of the reinstatement, the Policy Value will be equal to the sum of:
•
the Net Premium paid upon reinstatement; and
•
any Policy Debt on the termination date;
minus the sum of:
•
all Monthly Policy Charges due and unpaid prior to the expiration of the Policy Grace Period; and
•
the Monthly Policy Charge due on the reinstatement effective date.
Please note that Net Premium paid upon reinstatement will not include any interest from the date of the lapse.
Upon reinstatement, your Policy Date will not change. Therefore, fees and charges that vary be Policy year will take into account the period of time your Policy was terminated. If a surrender charge was assessed at the time of lapse, the Policy Value when a Policy is reinstated will include a credit for such surrender charge. The same surrender charge schedule in your Policy will apply upon reinstatement.
On the later of the effective date of the reinstatement or the date we approve the Application for reinstatement, we will allocate the Policy Value less any Policy Debt among the Separate Account Divisions based on the allocation instructions then in effect, if such date is a Valuation Date. If such date is not a Valuation Date, then we will allocate this amount on the next Valuation Date.
For a discussion of the tax effects associated with termination and reinstatement of a Policy, see “Tax Considerations.”
Survivorship Variable Universal Life Prospectus

COVID-19  Please note that the state in which your Policy was issued or delivered may require or provide for a longer Policy grace period, allow for the deferral of premium payments, provide for greater allowances to exercise certain contractual rights or benefits, or impose restrictions against Policy lapse or termination in recognition of financial hardships posed by the COVID-19 crisis, and the Company may offer additional accommodations beyond minimum state requirements as appropriate. Additional extensions of your Policy's grace period, deferrals of premium payments, greater allowances to exercise certain contractual rights and/or restrictions on Policy lapse may apply in the future but are not guaranteed. Please contact the Company at (866) 464-3800 for further information.
Other Policy Transactions
Transfers Subject to the limitations on short-term and excessive trading discussed below, you may transfer between and among the Divisions of the Separate Account so long as you are invested in no more than 30 Divisions at a time. Transfer requests will be effective on the Valuation Date on or next following the date we receive your request in Good Order at our Home Office. Requests received before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Valuation Date are deemed to be received and effective on that Valuation Date. If received on or after the close of trading on a Valuation Date, or a day other than a Valuation Date, requests are deemed to be received and effective on the next Valuation Date. If your request is not in Good Order, either we or your Financial Representative will notify you in writing, by telephone or by email in an effort to conform your request to our then-current requirements.
In order to take full advantage of these features, you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. Although no fee is currently charged, we reserve the right where allowed by state law to charge a transfer fee of $25. We would deduct this charge from each Division in proportion to the amounts in each Division after the transfer. See “Charges and Deductions” for more information. In addition, certain Portfolios in which the Divisions invest may impose redemption fees. These fees are described in the Portfolios’ prospectuses. Where allowed by state law, the Company reserves the right to impose a minimum and/or maximum size on transfer amounts. Your Financial Representative may provide us with instructions on your behalf involving the transfer of Invested Assets among available Divisions, subject to our rules and requirements, including the restrictions on short-term and excessive trading discussed below.
You may request transfers in writing (including via facsimile or, under limited circumstances, by email) or by calling Advanced Markets Operations at (866) 464-3800. Where allowable by applicable law, a Policy Owner’s Financial Representative may provide us with transfer requests on behalf of a Policy Owner subject to our current procedures, rules and requirements. You may also submit transfer instructions via the Internet at www.northwesternmutual.com in accordance with our then-current Internet procedures provided you have properly authorized us to accept Electronic Instructions in advance of your request. For more information see “Owner Inquiries.” Please note that we are not required to accept Electronic Instructions and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. We reserve the right to limit, modify, suspend or terminate the ability to make transfers via Electronic Instructions.
Short-Term and Excessive Trading Short-term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors, such as Owners and other persons who may have material rights under the Policy (e.g., beneficiaries), because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short-term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Owners, except to the extent we are prevented from doing so under applicable state or federal law or regulation. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions, including the prohibition of more than twelve transfers among Divisions under a single Policy during a Policy Year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, a Policy Owner who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Policy Year or two round trip transfers are made within any subsequent year. The restriction will
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last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. An Owner who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Policy Year or one round trip transfer is made within any subsequent year. The restriction will last until the next Policy Anniversary and the Policy Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, initial allocations or changes in future allocations, to the extent these features are available under your Policy. Once a Policy is restricted, we will allow one additional transfer into the Government Money Market Division until the next Policy Anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
Policies such as this (or other Policies supported by the Separate Account) may be purchased by a corporation or other entity as a means to informally fund the liabilities created by the entity’s employee benefit or similar plan. These Policies may be aggregately managed to match liabilities under such plans. Policies sold under these circumstances may be subject to special transfer restrictions. Namely, transactions involving portfolio rebalancing programs may be exempt from the twelve transfers per Policy year limitation where: (1) the purpose of the portfolio rebalancing program is to match the Policy to the entity’s employee benefit or similar plan; (2) the portfolio rebalancing program adequately protects against short-term or excessive trading; and (3) the portfolio rebalancing program is managed by a third party administrator that meets our requirements. We reserve the right to monitor or limit transactions involving portfolio rebalancing programs where we believe such transactions may be potentially harmful to a Portfolio.
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that the Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. The Funds’ policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio. In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in a Division until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted Division, we will consider the request “not in Good Order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Owners.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate.
Charges and Deductions
Premium Expense Charges We deduct a charge of 2.00% from each Premium Payment for state premium taxes that we incur (Premium Tax Charge). Premium taxes vary from state to state, and some jurisdictions within a state may charge an additional premium tax in certain circumstances. We charge 2.00% regardless of the state (or other jurisdiction) in which you live. The total tax rate for the state (and/or other jurisdiction) in which you live may be lower, higher, or equal to the 2.00% deduction. This charge may increase or decrease in the future to cover these taxes.
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We deduct a charge from each Premium Payment for the cost of a portion of our federal corporate income taxes attributable to policy acquisition expenses (Federal Deferred Acquisition Cost Charge). Due to a federal tax law change under the Omnibus Budget Reconciliation Act of 1990, as amended (“OBRA”), insurance companies are generally required to capitalize and amortize certain acquisition expenses rather than currently deduct such expenses. Due to this capitalization and amortization, the corporate income tax burden on insurance companies has been affected. We currently make a charge against each Premium Payment to compensate us for the additional corporate tax burden. Your current charge is 0.80% of each Premium Payment.
We believe that this charge does not exceed a reasonable estimate of an increase in our federal income taxes resulting from a change in the Internal Revenue Code relating to deferred acquisition costs. This charge may increase or decrease in the future to reflect changes in tax laws.
We deduct a charge, or sales load, from each Premium Payment for sales costs. This charge is a percentage of Premium Payments. For Premium Payments up to the Target Premium in Policy Years 1-10, the percentage is 6.4%. For Premium Payments up to the Target Premium in Policy Years 11 and higher, the percentage is 2.4%. For Premium Payments in excess of the Target Premium in all Policy Years, the percentage is 2.4%.
We expect to recover our expenses of selling and advertising (“distribution expenses”) from this amount, over the period while the Policies are in force, and from the Deferred Sales Charges and surrender charges described below. The amounts we deduct for distribution expenses in a Policy Year are not specifically related to distribution expenses incurred that year. To the extent that distribution expenses exceed the amounts deducted, we will pay the expenses from our other assets. These assets may include, among other things, any gain realized from the monthly charge against the Invested Assets for the mortality and expense risks we have assumed. (See “Monthly Policy Charges and Service Charges”). To the extent that the amounts deducted for distribution expenses exceed the amounts needed, we will realize a gain.
Monthly Policy Charges and Service Charges We deduct a Monthly Policy Charge from Invested Assets on each Monthly Processing Date. The Monthly Policy Charge includes 1) the Monthly Cost of Insurance Charge, 2) the Monthly Mortality and Expense Risk Charge—Invested Assets Component, 3) the Monthly Mortality and Expense Risk Charge—Specified Amount Component, 4) the Monthly Administrative Charge, 5) the Monthly Underwriting and Issue Charge, 6) the Monthly Deferred Sales Charge, and, if applicable, 7) the Monthly Policy Debt Expense Charge. These components of the Monthly Policy Charge are described in the following paragraphs.
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Monthly Cost of Insurance Charge. We determine the amount by multiplying the net amount at risk by the cost of insurance rate, which is based on factors including but not limited to the Issue Age, sex, and underwriting classifications of the Insured persons as well as the Policy date and Policy Year. The net amount at risk is the difference between the Death Benefit and the Policy Value. The net amount at risk will be affected by investment performance, the amount and timing of Premium Payments, and the charges and expenses for the Policy. The maximum costs of insurance rates are included in the Policy schedule pages. All things being equal, higher Issue Ages and/or worse underwriting classifications will result in higher cost of insurance rates, and men will pay higher rates than women. In addition, cost of insurance rates will generally increase each Policy Year. The Cost of Insurance Charge covers the cost of mortality and some expenses. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.
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Monthly Mortality and Expense Risk Charge—Invested Assets Component. The maximum amount of the charge deducted is equal to an annual rate of 0.90% (0.075% monthly rate) of Invested Assets. Your current charge is 0.14% (0.01167% monthly rate) of Invested Assets in Policy Years 1-20 and 0.09% (0.0075%) of Invested Assets in Policy Year 21 and above. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.
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Monthly Mortality and Expense Risk Charge—Specified Amount Component. The Specified Amount Component is based on the Initial Specified Amount and the Issue Ages of the Insureds, and applies during the first ten Policy Years. The range on a monthly basis is from $0.04 ($0.003 monthly) per $1,000 of Initial Specified Amount if both Insureds are Issue Age 25 or younger, up to $0.14 per $1,000 of Initial Specified Amount if both Insureds are Issue Age 75 or older. A table of rates and an example are included in Appendix B. The mortality risk is the risk that Insureds may not live as long as we estimated. The expense risk includes the risk that expenses of issuing and administering the Policies may exceed the estimated costs. Our revenues attributable to this charge may exceed our mortality and expense costs covered by this charge, in which case we may realize a gain.
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Monthly Administrative Charge. This charge is for administrative expenses, including costs of Premium Payment collection, processing claims, keeping records and communicating with Owners. This charge is $8 (monthly), with a maximum of $8 (monthly).
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Monthly Underwriting and Issue Charge. This charge applies only during the first ten Policy Years and is based on the Initial Specified Amount and the underwriting classification of the Insureds’. The monthly charge ranges from $0.02 to $0.04 per $1,000 of Initial Specified Amount, with a maximum monthly charge of $75 to $175 depending on underwriting classification.
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Monthly Deferred Sales Charge. This charge for sales expenses is deducted only during the first ten Policy Years, and is based on the Insureds’ Issue Age and underwriting classification on the Date of Issue. During the first Policy Year, the charge on each Monthly Processing Date is a percent of cumulative premiums paid through that date (up to the Target Premium). The charge applied during Policy Years two through ten is based on the cumulative premiums paid in the first Policy Year (up to the Target Premium).
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Monthly Policy Debt Expense Charge. This charge is deducted for the expenses and taxes associated with the Policy Debt, if any. The maximum amount of the charge is equal to an annual rate of 2.0% (0.16667% monthly rate) of Policy Debt. Currently the charge when the younger Insured is (or would be, if alive) Attained Age 99 and below varies by Policy Date and Policy Anniversary. For Policies with a Policy Date on or after January 1, 2016, the current charge is equal to an annual rate of 1.20% (0.10% monthly rate) of Policy Debt for Policy Years one through ten, 0.65% (0.05417% monthly rate) of Policy Debt for Policy Years 11-20, and 0.25% (0.02083% monthly rate) of Policy Debt for Policy Years 21 and higher. For Policies with a Policy Date prior to January 1, 2016, the current charge is equal to an annual rate of 0.95% (0.07791% monthly rate) of Policy Debt for Policy Years one through ten and 0.40% (0.03333% monthly rate) of Policy Debt for Policy Years 11 and thereafter. The current charge for all Policies when the younger Insured is (or would be, if alive) Attained Age 100 and above is 0.00% annually of Policy Debt. This charge is in addition to the interest charged on any Policy Loan and is deducted from Invested Assets.
We also charge certain transaction fees (also referred to as service charges) to be deducted from Invested Assets on the dates on which transactions take place. These service charges are $25 per change if more than one change occurs in the Specified Amount in a Policy Year, $25 per withdrawal, $25 per transfer of assets among the Divisions of the Separate Account, and $25 per change of the Death Benefit option. Currently we waive all of these fees.
You may have the option of receiving funds via wire transfer or priority mail. Currently, a fee of $25 is charged for wire transfers (up to $50 for international wires) and a $15 fee (up to $45 for next day, a.m. delivery) for priority mail. These fees are to cover our administrative costs or other expenses. We may discontinue the availability of these options at any time, with or without notice.
We will apportion deductions for the above charges from Invested Assets among the Divisions of the Separate Account in proportion to the amounts invested in the Divisions. If allowable under state law, you may elect to have monthly charges deducted from one Division. If a written request to have monthly charges deducted from one Division is received in Good Order at our Home Office before the close of trading (typically, 4:00 p.m. Eastern Time) on the NYSE on a Monthly Processing Date, the change will be effective on that date. If the written request is not received on a Monthly Processing Date, or is received on or after the close of trading on a Monthly Processing Date, it will be effective on the next Monthly Processing Date. We reserve the right to determine which Divisions are available for this election. Currently, the Government Money Market Division is available for the election. If on a Monthly Processing Date the amount in the specified Division is not sufficient to pay the entire charge, the remaining charges will be deducted from each Division in proportion to the amounts invested in each Division. This election will remain in effect until we receive written instructions to the contrary. Pursuant to our administrative procedures, in some circumstances your Financial Representative may provide us with written instructions on your behalf regarding requests to have monthly charges deducted from one Division.
A surrender charge will be deducted from Invested Assets only during the first ten Policy Years if the Policy is surrendered. The surrender charge during the first Policy Year is 50% of the Premium Payments paid up to the Target Premium. After the first Policy Year, the surrender charge grades down monthly in Policy Years two through ten to zero.
All charges in this section expressed in dollars have been rounded to the nearest dollar, where appropriate. Amounts that would round to zero have been rounded to the nearest penny or less, as necessary.
Expenses of the Portfolios  The value of the net assets of each Division reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Division invests. For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2023 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.20% to a maximum of 2.16%. (See “Fee and Expense Tables—Annual Portfolio Operating Expenses” and Appendix A).
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Commissions Paid to Financial Representatives  The maximum commission payable to the registered representative who sold the Policy is 40% of Target Premium and 2.75% of Premium Payments in excess of that amount during the first Policy Year; 6% of Target Premium and 2.75% of Premium Payments in excess of that amount paid in Policy Years two through ten; and 2% of Premium Payments thereafter. Registered representatives may receive less than the maximum commission or no commission in certain circumstances according to pre-established guidelines. We may also pay new registered representatives differently during a training period. In addition, a commission of 0.10% of Invested Assets is paid at the end of Policy Years two; and 0.07% of Invested Assets at the end of Policy Years eleven and later. The entire amount of sales commissions paid to registered representatives is passed through Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, to the registered representative who sold the Policy and to his or her managers. The Company pays compensation and bonuses for the management team of NMIS, and other expenses of distributing the Policies.
Other Policy Provisions
Naming a Beneficiary You must name a beneficiary on your Application at the time you apply for your Policy, but you may change the beneficiary before the second death and during the first 60 days after the second death if you are not the second of the insureds to die. Naming or changing a beneficiary will be made after receipt of your written request in our Home Office, effective as of the date you sign your request. Any beneficiary change terminates all rights under previous beneficiary designations. We will not be responsible for any payment or other action we take with respect to your Policy before we receive your written request, and we may require the Policy to be sent to us for endorsement to reflect the beneficiary change.
Incontestability For Policies issued prior to June 10, 2013 (or prior to September 18, 2013 in the state of California), we will not contest a Policy after it has been in force during the lifetime of at least one of the Insureds for two years from the Date of Issue or the date of reinstatement (or earlier, as required by state law). We will not contest a change to the Policy that was subject to insurability requirements after the change has been in force during the lifetime of at least one of the Insureds for two years from the date of the change. After the two year period, to the extent permitted by state law, we may rescind the Policy if the application contains a fraudulent misstatement.
For Policies issued on or after June 10, 2013 (or on or after September 18, 2013 in the state of California), we will not contest a Policy after it has been in force during the lifetime of at least one of the Insureds for two years from the Date of Issue or the date of reinstatement (or earlier, as required by state law), except in cases of fraudulent misstatement, which may be contested at any time unless restricted by your state of issue. We will not contest a change (including an increase in the amount of insurance) to the Policy that was subject to insurability requirements after the change has been in force during the lifetime of at least one of the Insureds for two years from the date of the change except in cases of fraudulent misstatement, which may be contested at any time unless restricted by your state of issue. After the two year period, to the extent permitted by state law, we may rescind the Policy if the application contains a fraudulent misstatement.
Suicide If either Insured dies by suicide within one year from the Date of Issue (or earlier, if a shorter period is stated in the contract or required by state law), the amount payable under the Policy will be limited to the Premium Payments, less the amount of any Policy Debt and withdrawals. If either Insured dies by suicide within one year of the date of issuance (or earlier, if a shorter period is stated in the contract or required by state law) of an increase in the amount of insurance, which was subject to insurability requirements, the amount payable with respect to the increase will be limited to the amounts charged for the cost of insurance and other expenses attributable to the increase. The amount payable may be different in your state. In certain states, the surviving Insured may have the ability to continue with a single life Policy so long as the surviving Insured is insurable.
Misstatement of Age or Sex If the age or sex of either Insured has been misstated, the Policy will be modified by recalculating all values and benefits based on the correct age and sex of the Insureds.
Policy Split Right The Policy permits the Owner to exchange the Policy for two policies, one on the life of each Insured, without evidence of insurability, if there are certain changes in the federal estate tax law. (See “Tax Considerations—Policy Split Right”). The exchange must be made while both Insureds are alive and the written request must be received at our Home Office no more than 180 days after the change in federal tax law is enacted. The amount of the Death Benefit of each new Policy will be one-half the amount of the Policy.
Collateral Assignment You may assign a Policy as collateral security. We are not responsible for the validity or effect of a collateral assignment and we will not be deemed to know of an assignment before receipt of the assignment in writing at our Home Office. The interests of any beneficiary will be subject to any collateral assignment made either before or after any beneficiary is named. The collateral assignee is not an Owner. A collateral assignment is not a transfer of ownership. (See “Ownership Rights”).
Deferral of Determination and Payment We will ordinarily pay Policy Benefits (i.e., Policy loans, Cash Surrender Value, and withdrawals) within seven days after we receive all required documents at our Home Office. However, we may defer determination and payment of benefits if:
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the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; or
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the SEC permits, by an order, the postponement of any payment for the protection of Owners; or
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the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable; or
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such suspension or postponement is otherwise permitted by the 1940 Act.
If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender, death benefit from the Government Money Market Division until the Portfolio is liquidated.
If you have submitted a check or draft to our Home Office, we have the right to defer payment of Life Insurance Benefit, surrender, withdrawal, loan, or Income Plan proceeds until the check or draft has been honored.
If mandated under applicable law, we may be required to freeze an Owner’s Policy Value and thereby refuse to pay any requests for transfer, withdrawal, surrender, loans, or Life Insurance Benefit, until instructions are received from the appropriate regulatory or other lawful authority. We may also be required to provide additional information about you, your Policy, and your trading activities to government regulators.
Dividends This Policy is eligible to share in the divisible surplus, if any, of the Company. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus allocated to your Policy is referred to as a “dividend.” The Policy’s share, if any, will be credited as an annual dividend on the Policy Anniversary.
There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of divisible surplus. Even if there is a divisible surplus, the payment of a dividend on the Policy is not guaranteed. It is not expected that any dividends will be payable on the Policy.
We will credit annual dividends, if any, in cash or you may use them to increase the Policy Value. If you do not provide direction as to the use of dividends, we will use them to increase the Policy Value. Dividends used to increase the Policy Value will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
Voting Rights
As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from Owners. Periodic reports relating to the Portfolios, proxy material and a form on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Separate Account corresponding to the Owner’s Policy Value, will be made available to the Owner(s). We will vote shares for which no instructions have been received in the same proportion as the shares for which instructions have been received from Owners. The effect of such proportional voting is that a small number of Owners may control the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions, we will include a summary of the action and reasons therefore in the next annual report to Policy Owners.
Reports and Financial Statements
For each Policy Year, we will send you a statement showing the Death Benefit, Policy Value and any Policy Debt (including interest charged) as of the Policy Anniversary. We will also send you a confirmation statement when you make a Premium Payment, transfer assets among Divisions, make a withdrawal of Policy Value, take a Policy loan, or surrender the Policy. The annual statement and confirmation statements will show the apportionment of Invested Assets among the Divisions.
Semi-annually, we will send you reports containing financial information, performance information and schedules of investments for the Portfolios underlying the Divisions to which your Policy's assets are allocated. We may also provide you with a notice informing you where you may obtain these reports in lieu of sending you these reports in paper. Because each Division invests exclusively in the shares of an underlying Portfolio, the performance information for a Division and its corresponding Portfolio will generally be the same except that if the Policy level charges were reflected in this performance information, the results would be lower. Current historical performance information, updated on a monthly and quarterly basis, is available at
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www.northwesternmutual.com/prospectuses-performance-and-reports. The financial statements of the Company and the Separate Account appear in the Statement of Additional Information. To receive a copy of the Annual Report, Semi-Annual Report and/or Statement of Additional Information (containing such financial statements), call (866) 464-3800. Certain reports and other information can be obtained on our website at www.nmprospectus.com.
Householding
To reduce costs, we may send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are or become a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling (866) 464-3800.
Abandoned Property Requirements
Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim them with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please contact your Financial Representative or call (866) 464-3800 for assistance in making such changes.
Legal Proceedings
Northwestern Mutual, like other life insurance companies, is generally involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this Prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Policy, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
Speculative Investing
Do not purchase this Policy if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Policy is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Owner Inquiries
If eligible, you may get up-to-date information about your Policy at your convenience with your User ID and password at our website www.northwesternmutual.com where you can access performance information, forms for routine service, and daily values for Policies you own. Eligible Owners may also set up certain electronic payments, make transfers (including as applicable Dollar-Cost Averaging and/or Portfolio Rebalancing) and change the allocation of future Premium Payments online, subject to our administrative procedures. For enrollment information, please visit our website www.northwesternmutual.com. Please note that electronic devices may not always be available. Any electronic device, whether it is yours, your service provider’s, your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or payment. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request or payment in writing to our Home Office. Electronic requests or payments are deemed to be received by us upon receipt at the electronic location designated by us in our procedures. If you have questions about surrendering your Policy, please contact your Financial Representative or call (866) 464-3800. To file a claim, please call your Financial Representative or Life Benefits at (800) 635-8855.
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Illustrations
Your Financial Representative will provide you an illustration for your Policy upon your request while your Policy is in force. The illustrations will reflect the performance of your Policy to date. Illustrations show how the Death Benefit and Policy Value for a Policy would vary based on hypothetical future investment results. These should be based upon realistic expectations given your own individual situation.
Illustrations for variable life insurance policies do not project or predict investment results. The illustrated values assume that non-guaranteed elements such as dividends, Policy charges and level investment returns will not change. Given the volatility of the securities markets over time, the illustrated scenario is unlikely to occur and actual Policy Value, Death Benefit, Cash Surrender Value, and certain expenses (which will vary with the investment performance of the Portfolios) will be more or less than those illustrated. In addition, the actual timing and amounts of payments, deductions, expenses and any values removed from the Policy will also impact product performance. Due to these variations, even a Portfolio that averaged the same return as illustrated will produce values which will be more or less than those which were originally illustrated.
Tax Considerations
General The following discussion provides a general description of federal tax considerations relating to the Policy. The discussion is based on current provisions of the Internal Revenue Code (“Code”) as currently interpreted by the Treasury Department and the Internal Revenue Service (“IRS”). The discussion is not exhaustive, it does not address the likelihood of future changes in federal tax law or interpretations thereof, and it does not address state or local tax considerations, which may be significant in the purchase and ownership of a Policy.
Depending on the circumstances, the exchange of a Policy, a Policy loan (including the addition of unpaid loan interest to a Policy loan), or a change in ownership or an assignment of the Policy, or an interest in the Policy, may have federal income tax consequences. In addition, federal, state and local transfer, estate, inheritance, and other tax consequences of Policy ownership, premium payments and receipt of Policy proceeds depend on the circumstances of each Owner or beneficiary. If you contemplate any such transaction you should consult a qualified tax adviser.
This tax discussion is intended to describe the tax consequences associated with your Policy. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor.
There is no additional tax benefit if the Policy is purchased through a tax-qualified plan. Withdrawals will generally be subject to tax penalties.
Life Insurance Qualification Section 7702 of the Code defines life insurance for federal income tax purposes. Under Section 7702, a Policy will generally be treated as life insurance for federal tax purposes if at all times it meets either a Guideline Premium/Cash Value Corridor Test (“GLPT”) or a Cash Value Accumulation Test (“CVAT”). You must choose either the GLPT or the CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Death Benefit may vary depending on which test is used.
The definitional tests under the Code are based on the Commissioner’s Standard Ordinary (CSO) mortality tables in effect when the Policies were issued. For Policies issued or materially changed after 2019, the tests must be based on the 2017 CSO mortality tables. Because Policies issued based on the 1980 CSO or 2001 CSO mortality tables may not satisfy the definitional tests using the 2017 CSO mortality tables, certain changes to those Policies will not be permitted (as defined by IRS Notice 2016-63). Special safe harbor calculation rules apply to life insurance after the Insured attains age 100. See Rev. Proc. 2018-20.
The GLPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into the Policy. The corridor requires that the Death Benefit be at least a certain percentage (varying each year by age of the Insured, or younger Insured in the case of survivorship life policies) of the Policy Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Death Benefit be at least a certain percentage of the Policy Value, with the percentage varying based on factors including but not limited to the age, sex and underwriting classification of the Insured, or in the case of survivorship life insurance, of the younger Insured. The corridor under the CVAT is different from the corridor under the GLPT. Specifically, the CVAT corridor generally requires more Death Benefit in relation to Policy Value than is required by the GLPT corridor. Therefore, as your Policy Value increases your Death Benefit may increase more rapidly in the Policy’s earlier years under CVAT than it would under GLPT. We have designed the Policy to comply with these rules. We will return premiums that would cause a Policy to be disqualified as life insurance, or we may take any other action that may be necessary for the Policy to qualify as life insurance for tax purposes.
Survivorship Variable Universal Life Prospectus

In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more premiums to be contributed to a Policy, but may require the Policy to have a higher Death Benefit relative to the Policy Value, which may increase the Cost of Insurance charges, especially in the Policy’s later years. In addition, for certain Policies issued with a Surrender of Policy Endorsement on or after April 23, 2008 (or later, depending on the date the Endorsement was approved by a state), the corridor percentages for both the GLPT and CVAT corridors are applied to the sum of Policy Value and the Endorsement Amount during the period of Endorsement.
As provided by Section 817(h) of the Code, the Secretary of the Treasury has set standards for diversification of the investments underlying variable life insurance policies. Failure to meet the diversification requirements would disqualify your Policy as life insurance for purposes of Section 7702 of the Code. We believe that your Policy complies with the provisions of Sections 7702 and 817(h) of the Code, but the application of these rules is not entirely clear. We may make changes to your Policy if necessary for the Policy to qualify as life insurance for tax purposes.
IRS Rev. Ruls. 2003-91 and 2003-92 provide guidance on when an Owner’s control of Separate Account assets will cause the Owner, and not the life insurance company, to be treated as the owner of those assets. Important indicators of investor control are the ability of the Owner to select the investment advisor, the investment strategy or the particular investments of the Separate Account. If the Owner of a Policy were treated as the owner of the assets held in the Separate Account, the income and gains related to those assets would be included in the Owner’s gross income for federal income tax purposes. We believe that we own the assets of the Separate Account under current federal income tax law. We reserve the right to make modifications to the Policy, as necessary and appropriate under applicable law and the terms of the Policy, to prevent an Owner from being treated as the Owner of the Separate Account assets supporting the Policy.
Tax Treatment of Life Insurance While a Policy is in force, increases in the Policy Value as a result of investment experience are not subject to federal income tax until there is a distribution as defined by the Code. The Death Benefit received by a beneficiary will generally not be subject to federal income tax.
So long as your Policy is not classified as a MEC (see “Modified Endowment Contract”), the proceeds from a surrender or withdrawal will generally be taxable only to the extent that the proceeds exceed the Investment in the Contract, which is defined by Code §72(e)(6) and is sometimes called the (“Cost Basis”) of the Policy. The Cost Basis of the Policy is generally equal to the premiums and other consideration paid for the contract less any amounts previously received as tax-free distributions. Dividends paid in cash, if any, are generally taxed as withdrawals with a resulting reduction in Cost Basis. However, dividends applied to purchase additional insurance or used to increase Policy Value are generally not taxable. In certain circumstances, a withdrawal of Policy Value during the first 15 Policy Years may be taxable to the extent that the Policy Value exceeds the Cost Basis of the Policy. This means that the amount withdrawn may be taxable even if that amount is less than the Cost Basis of the Policy.
Unless the Policy is a MEC a loan received under your Policy will not be treated as a distribution subject to current federal income tax. If the Policy remains in force until the death of the Insured or, in the case of joint life insurance, the second death, the Policy Debt will be repaid from the Death Benefit. However, if the Policy terminates by any method other than death, the Policy Debt will be repaid from the Policy Value of the Policy, and the total Policy Value, including the total amount of the Policy Debt, will be taxable to the extent it exceeds the Cost Basis of the Policy. If the extended term insurance nonforfeiture option is available in your Policy, and it lapses to extended term insurance, the Policy Debt will be repaid from Policy Value of the Policy and the Policy Debt repayment will be treated as income and taxable to the extent it exceeds Policy’s Cost Basis.
Caution must be used when taking cash out of a Policy through Policy loans. If interest is not paid annually, it is added to the principal amount and the total Policy Debt will continue to increase for as long as the loan is maintained on the Policy. In extreme situations, Owners can face what is called the “surrender squeeze.” The surrender squeeze occurs if the Policy Debt becomes too large when compared to the unborrowed Policy Value, less the applicable surrender charge, is insufficient to cover the Monthly Policy Charges, thereby causing the Policy to lapse. As described above, if your Policy lapses with outstanding Policy Debt, you will have an income tax liability to the extent the Policy Debt exceeds the Policy Cost Basis. This means that you may have to pay income tax for a year in which you did not receive any cash from the Policy.
Interest paid by individual Owners of a Policy will ordinarily not be deductible. You should consult a qualified tax advisor as to the deductibility of interest paid, or accrued, by business Owners of a Policy. (See “Business-Owned Life Insurance”).
Subject to the agreement of the Company, and the Owner meeting any conditions set by the Company, a Policy may be exchanged tax-free for another life insurance policy covering the same Insured (or, in the case of survivorship life insurance, covering the Insureds or a surviving Insured) or an annuity contract with the same owner. (or, in the case of an annuity owned by a non-natural owner, if the annuitant is the same as the life insurance policy insured). The Code also allows certain policies to be exchanged for stand alone and certain combination long-term care policies on a tax-free basis. Policies that are exchanged for life insurance policies after 2019 may only be exchanged for life insurance policies using 2017 CSO mortality tables. Any cash received or loan repaid in an exchange will be taxed to the extent of the gain in the Policy (i.e., on a gain-first basis).
Survivorship Variable Universal Life Prospectus

Ownership of a Policy, or an interest in the Policy, may be transferred. If the transfer is for a valuable consideration, it is taxable to the extent the sales proceeds or fair market value of property received exceed the basis of the Policy. The transfer of a Policy with a loan in excess of Policy’s basis is considered a sale to the extent of the loan, and the loan is treated as “sales proceeds” paid to the transferor. The basis used to determine the gain or loss when a Policy, or an interest in a Policy, is transferred may be different than the Cost Basis used to determine the taxable amount for Policy distributions and/or surrenders.
The general rule is that if a Policy, or an interest in a Policy were transferred for valuable consideration, the death benefit may be taxable as ordinary income to the extent it exceeds the sum of the purchase price and subsequent premiums paid by the new owner. However, the death benefit may not be taxable if both of the following criteria are satisfied:
1.
The transfer was not a “Reportable Policy Sale,” and
2.
Either:
a.
The transferee is the insured, a partner of the insured, a partnership in which the insured is a partner or a corporation in which the insured is a shareholder or officer, or
b.
The transferee’s basis for determining gain or loss is determined, in whole or in part, by reference to the Transferor’s basis.
A Reportable Policy Sale is defined by Code section 101(a)(3), which was enacted in 2017 as part of the Tax Cuts and Jobs Act. Generally, a Reportable Policy Sale occurs when a Policy or an interest in the Policy is transferred, directly or indirectly, for valuable consideration and the acquirer does not have a “substantial family, business, or financial relationship with the insured apart from the acquirer’s interest in” the Policy. An example of an indirect transfer is an acquisition of an interest in a partnership that owns the Policy. If a Reportable Policy Sale occurs, the acquirer and the insurance company are required to send information about the sale to the IRS and the transferor.
Whether the death benefit of any particular policy will be subject to income taxation because of transfers prior to the insured’s death will depend on specific facts. You should seek qualified tax advice if you plan a transfer of an interest in a life insurance policy.
Where the Policy Value is distributed as periodic payments under a payment plan, part or all of the taxable payments may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). Under final regulations issued by the IRS, “net investment income” may, among other things, include the transfer of a life insurance policy that constitutes a sale, interest paid on the death benefit and taxable distributions from life insurance policies held in arrangements that constitute “passive activities”. You should seek qualified tax advice.
Modified Endowment Contracts (MEC) A modified endowment contract (“MEC”) is a type of life insurance contract that is taxed less favorably on lifetime distributions than other life insurance contracts. A MEC has less-favorable tax treatment because it is considered to be too investment oriented. Generally, a Policy will be classified as a MEC if the cumulative premiums paid during the first seven Policy Years after issue, or after a “material change” (described below), exceed the policy’s “seven-pay” limit. The seven-year time period is commonly referred to as the “seven-pay period”. Code Section 7702A defines the seven-pay limit as the sum of the premiums paid (net of expense and administrative charges) that would have to be paid in order for the Policy to be fully paid-up after seven level annual payments, based on defined interest and mortality assumptions. If premiums in excess of the seven-pay limit are paid during a seven-pay period, a Policy will be a MEC. However, a policy will not be a MEC if the excess premiums are refunded, with interest, within 60 days after the end of the Policy Year in which they are paid. For purposes of measuring this 60-day refund period, the term “Policy Year” refers to the year that starts on the date of a material change if that date is different than the Policy Date. If excess premium is refunded, all Policy values are recalculated as though the excess premium had never been paid.
A Policy can also become a MEC if the benefits under the Policy are reduced during the seven-pay period. If such a reduction occurs, the seven-pay premium limit will be redetermined based on the reduced level of benefits. All premiums paid during the seven-pay period must be retroactively tested against the new, lower, seven-pay limit. If the premiums previously paid are greater than the recalculated seven-pay limit, the Policy will become a MEC. This means that a reduction of Policy benefits can result in a MEC because of premiums paid in prior years even if those premiums did not exceed the policy’s seven-pay limit at the time they were paid. A reduction in benefits includes a decrease in the amount of coverage, the termination or reduction of certain riders, a withdrawal or any other action resulting in a surrender of Policy Value to you according to the terms of the Policy, an election for the Paid-up insurance option or, in some cases, a lapsing of the Policy where the Policy is not reinstated within 90 days. In the case of joint life Policies, the reduction test must be applied during the lifetime of either insured rather than only during seven-pay periods. Additionally, in the case of joint life policies, all premiums paid since the policy were issued are retroactively tested against the new MEC limit.
A life insurance policy which is received in exchange for a MEC will also be considered a MEC.
Survivorship Variable Universal Life Prospectus

Whenever there is a “material change” under a Policy, it will generally be treated as a new contract for purposes of determining whether the Policy is a MEC. This means that a new seven-pay period begins with a new seven-pay limit. The new seven-pay limit is determined by taking into account the Policy Value of the Policy at the time of such change. A material change could occur as a result of certain changes to the benefits or terms of the Policy, such as a change in a death benefit option or a change in the Insured(s), if allowable under your Policy. A material change could occur as a result of an increase in the death benefit, the addition of a benefit or the payment of a premium after the seven-pay period, which could be considered “unnecessary” under the Code.
If a Policy is a MEC, any distribution from the Policy will be treated as a distribution of gain first, subject to ordinary income taxation. Distributions for this purpose include a loan, a withdrawal of Policy Value, a surrender of the Policy, and dividends paid in cash. Distributions taken within the two-year period prior to a Policy becoming a MEC may also be taxed under the MEC tax rules. The Policy Cost Basis is increased to the extent a loan is a taxable distribution from a MEC. For these purposes, the term “loan”, includes an increase in Policy Debt due to accrued but unpaid loan interest, or an assignment or pledge of the policy to secure a loan. For purposes of determining the taxable portion of any distribution, all MECs issued by Northwestern Mutual to the same Owner (excluding certain qualified plans) during any calendar year are to be aggregated. The Secretary of the Treasury has authority to prescribe additional rules to prevent avoidance of gain-first taxation on distributions from MECs.
A 10% penalty tax will apply to the taxable portion of a distribution from a MEC. The penalty tax will not, however, apply to distributions (i) to taxpayers 59 ½ years of age or older, (ii) in the case of a disability (as defined in the Code) or (iii) received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the survivorship lives (or survivorship life expectancies) of the taxpayer and the taxpayer’s beneficiaries. The exceptions generally do not apply to life insurance policies owned by corporations or other entities.
Estate Tax and Generation Skipping Transfer Taxes If the Insured owns, or has any incidents of ownership in, the Policy, the amount of the Death Benefit will generally be includible in the Insured’s estate for purposes of the federal estate tax and any applicable state inheritance tax. If a Policy is a survivorship life Policy, the Death Benefit will be includible in the estate if the second of the Insureds to die, if that individual owned, or had any incidents of ownership in, the Policy at the time of death. In some circumstances, the Death Benefit of a policy may be included in an Insured’s estate even if not owned at the time of death. This may occur if the Insured transferred an ownership interest, or an incident of ownership, in a policy within three years of death. If the Owner dies, but an Insured is still alive, the fair market value of the Policy will be includible in the Owner’s estate. With appropriate estate planning, an unlimited marital deduction may permit deferral of federal estate and gift taxes until the death of the Owner’s surviving spouse.
If ownership of the Policy is transferred, either directly or in trust, to a person two or more generations younger than the Owner, the value of the Policy may be subject to a generation skipping transfer tax.
Business-Owned Life Insurance Business-owned life insurance may be subject to certain additional rules. Section 101(j) of the Code provides that a portion of the Death Benefit payable under business-owned life insurance in which the business is also the beneficiary will be taxable to the extent it exceeds the premiums or other consideration the business paid for the policy. This rule does not apply if (i) the insured is an eligible employee and (ii) certain notice and consent requirements were satisfied before the policy was issued. Generally, an eligible employee is someone who was an employee at any time during the 12-month period before death, a director, a person who owns more than 5% of the business, an employee earning more than $120,000 annually (increased for cost of living), one of the highest 5 paid officers or an employee who is among the highest paid 35% of employees. The law also imposes an annual reporting and record-keeping obligation on the employer. Increases in Policy Value may also be subject to tax under the corporation alternative minimum tax provisions.
Section 264(a)(1) of the Code generally disallows a deduction for premiums paid on Policies by anyone who is directly or indirectly a beneficiary under the Policy. Interest on debt that is related to or is incurred to purchase or carry life insurance might be deductible in certain, limited, circumstances set forth in Code Section 264. For example, interest paid or accrued for up to an aggregate of $50,000 of indebtedness with respect to life insurance covering a “key person” may be deductible. Generally, a key person is defined as an officer or a 20% owner. However, the number of key persons will be limited to the greater of (a) five individuals, or (b) the lesser of 5% of the total officers and employees of the taxpayer or 20 individuals. Deductible interest for these Policies will be subject to limits based on current market rates.
In addition, if a business owns life insurance with cash value, Section 264(f) may disallow a portion of a business’s non-life insurance related interest deduction. The disallowance is based on a ratio that compares the amount of unborrowed life insurance Cash Surrender Value (as defined by Code §264(f)) to the adjusted basis of other business assets. Certain policies may be excluded from the disallowance calculation. These include policies held by natural persons unless the business is a direct or indirect beneficiary under the policy and policies owned by a business and insuring an individual who at the time the policy is issued is an employee, director, officer or 20% owner (as well as survivorship life policies insuring 20% owners and their spouses). The IRS has ruled that a policy received in a tax-free exchange is newly issued for this purpose.
Survivorship Variable Universal Life Prospectus

The IRS has ruled privately that losses in business-owned life insurance could be deducted upon the surrender of the policy if there was no reasonable prospect of recovery, but that the losses would be calculated by reducing the basis of the policy by the annual cost of the insurance protection provided by the policy. Private rulings apply only to the taxpayer who receives the ruling but may be indicative of the IRS’s thinking on an issue.
Special rules under the Code govern how life insurance companies calculate income tax deductions. Under these rules the annual increase in the cash value of life insurance policies owned by life insurance companies may limit the company’s deductions, resulting in an overall increase in its taxable income.
Policy Split Right Your Policy permits the Owner to exchange the Policy for two policies, one on the life of each Insured, without evidence of insurability, if a change in the federal estate tax law results in the permanent repeal of the unlimited marital deduction or a 50% or greater reduction in the maximum estate tax rate set forth in the law. The exchange must be made while both Insureds are alive and the written request for exchange must be received no later than 180 days after the enactment of a law containing any of the tax law changes described above. Such a split is treated as a taxable exchange and will trigger income taxation to the extent of gain in the contract at the time of the split.
Split Dollar Arrangements Life insurance purchased under a split dollar arrangement is subject to special tax rules. Treasury regulations regarding the taxation of split dollar arrangements apply only to arrangements entered into or materially changed after September 17, 2003. The regulations provide that such split dollar arrangements must be taxed under one of two mutually exclusive tax regimes depending on the ownership of the underlying life insurance policy. Collateral assignment split dollar arrangements, in which the employee owns the policy, must be taxed under a loan regime. Where such an arrangement imposes a below market interest rate or no interest rate, the employee is taxed on the imputed interest under Section 7872 of the Code. Endorsement split dollar arrangements, in which the employer owns the policy, must be taxed under an economic benefit regime. Under this regime, the employee is taxed each year on (i) the value of the current life insurance protection provided to the employee, (ii) the increase in the amount of policy Cash Value to which the employee has current access, and (iii) the value of any other economic benefits provided to the employee during the taxable year.
Under the Sarbanes-Oxley Act of 2002, it is a criminal offense for an employer with publicly traded stock to extend or arrange a personal loan to a director or executive officer after July 30, 2002. One issue that has not been clarified is whether each premium paid by such an employer under a split dollar arrangement with a director or executive officer is a personal loan subject to this law.
Section 409A of the Code imposes requirements for nonqualified deferred compensation plans with regard to the timing of deferrals, distribution triggers, funding mechanisms and reporting requirements. Nonqualified deferred compensation plans that fail to meet these conditions are taxed currently on all compensation previously deferred and interest earned thereon and are assessed an additional 20% penalty. The law does not limit the use of life insurance as an informal funding mechanism for nonqualified deferred compensation plans, but IRS Notice 2007-34 treats certain split dollar arrangements as nonqualified deferred compensation plans that must comply with the new rules.
Valuation of Life Insurance Special valuation rules apply to Policies distributed from a qualified plan to a participant or transferred by an employer to an employee. IRS Rev. Proc. 2005-25 provides safe harbor formulas for valuing variable and non-variable life insurance. Generally, the safe harbor value is the greater of (i) the sum of the interpolated terminal reserve, any unearned premiums, and a pro rata portion of the estimated dividends for the Policy Year; or (ii) the cash value without reduction for surrender charges (but adjusted by a surrender factor for policies distributed from qualified plans) multiplied by a factor specified in Rev. Proc. 2005-25. These rules do not apply to split dollar arrangements entered into on or before September 17, 2003 and not materially modified thereafter.
Other Tax Considerations Under Code Section 6011, taxpayers are required to annually report all “reportable transactions”. Regulations under Code Section 6011 provide a list of several types of reportable transactions, some of which may involve life insurance policies. For example, in some circumstances a reportable transaction might exist if life insurance is owned by a welfare benefit plan. “Reportable transactions” also include transactions that create significant differences between the amount of any item for purposes of determining income, gain, expense or loss for tax purposes differs by more than $10 million, on a gross basis, from the amount of the item for purposes for book purposes. However, Rev. Proc. 2004-67 held that the purchase of life insurance policies that creates such a difference does not, by itself, constitute a “reportable transaction.” The rules related to reportable transactions are complicated and you should consult a qualified tax advisor before purchasing any insurance policy as part of a transaction.
Survivorship Variable Universal Life Prospectus

Distribution of the Policy
We sell the Policy through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at (202) 371-3800 or visiting its website at www.SIPC.org. NMIS is the principal underwriter and distributor of the Policy and has entered into a Distribution Agreement with us.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company. For more information on commission amounts see “Charges and Deductions—Commissions Paid to Financial Representatives.”
Because registered representatives of NMIS are also our appointed agents, they may be eligible for various cash benefits, such as bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, registered representatives of NMIS who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Policies help registered representatives and/or their managers qualify for such compensation and benefits. Certain registered representatives of NMIS may receive other payments from us for the recruitment, training, development, and supervision of financial representatives, production of promotional literature and similar services.
Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Policy. NMIS registered representatives receive ongoing servicing compensation related to the Policies, but may be ineligible to receive ongoing servicing compensation paid by issuers of other investment products for certain smaller accounts.
Glossary of Terms
APPLICATION
The form completed by the applicant when applying for coverage under the Policy. This includes any:
1. amendments or endorsements;
2. supplemental Applications;
3. reinstatement Applications; and
4. Policy change Applications.
CASH SURRENDER VALUE
An amount equal to the Policy Value minus the sum of Policy Debt and any surrender charge. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value After Loan and Surrender Charge may be used in place of Cash Surrender Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Cash Surrender Value, as appropriate.
CODE
The Internal Revenue Code of 1986, as amended.
COMPANY
The Northwestern Mutual Life Insurance Company.
DATE OF ISSUE
The date on which insurance coverage takes effect and the date on which the suicide and contestable periods begin. The date is shown in the Policy.
Survivorship Variable Universal Life Prospectus

DEATH BENEFIT
The gross amount payable to the beneficiary upon the second death, before the deduction of Policy Debt and other adjustments. (See “Life Insurance Benefit” in the Prospectus).
DIVISION
A subdivision of the Separate Account. We invest each Division’s assets exclusively in shares of one Portfolio.
FINANCIAL REPRESENTATIVE
An individual who is authorized to sell you the Policy and who is licensed both as a Northwestern Mutual insurance agent and as a registered representative of our affiliate, Northwestern Mutual Investment Services, LLC, the principal underwriter of the Policy.
FUND
Each Fund is registered under the 1940 Act as an open-end management investment company or as a unit investment trust, or is not required to be registered under the Act. Each Portfolio of the Funds is available as an investment option under the Policy. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
GENERAL ACCOUNT
All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
GOOD ORDER
Your request or payment meets all the current requirements necessary for us to process it. For certain requests this may include, as applicable, the return of proceeds, evidence of insurability, underwriting, MEC-limit (or insurance qualification) requirements, any premium payments due, instructions as to payment due dates, or proper completion of certain Northwestern Mutual forms.
HOME OFFICE
Our office at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-4797.
INCOME PLAN
An optional method of receiving the Death Benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
INITIAL SPECIFIED AMOUNT
The Specified Amount of coverage on the Date of Issue of the Policy.
INSURED
Each of the persons named as an Insured on the Application and in the Policy.
INVESTED ASSETS
The sum of all amounts in the Divisions of the Separate Account.
ISSUE AGE
The Insured’s age on his/her birthday nearest the Policy Date.
LIFE INSURANCE BENEFIT
The net amount payable upon the second death. The Life Insurance Benefit equals the Death Benefit reduced by any outstanding Policy Debt and other adjustments if death occurs during a grace period.
LOAN VALUE
An amount equal to 90% of the Policy Value on the date of the loan.
MEC
Modified endowment contract as described in Section 7702A of the Internal Revenue Code. A modified endowment contract is a life insurance contract that is considered too investment oriented and is taxed less favorably on lifetime distributions than other life insurance contracts. See the “Tax Considerations” section for more detailed information.
MONTHLY POLICY CHARGE
The amount equal to the sum of:
1. the monthly Cost of Insurance Charge;
2. the monthly Mortality and Expense Risk Charge-Invested Assets Component;
3. the monthly Mortality and Expense Risk Charge- Specified Amount Component;
4. the monthly Administrative Charge;
5. the monthly Underwriting and Issue Charge;
6. the monthly Deferred Sales Charge; and
7. the monthly Policy Debt Expense Charge, if applicable.
Survivorship Variable Universal Life Prospectus

MONTHLY PROCESSING DATE
The first Monthly Processing Date is the Policy Date; thereafter, the Monthly Processing Date is the same day of each month as the Policy Date. If the Monthly Processing Date would otherwise fall on the 29th, 30th, or 31st of the month, monthly processing will occur on that day or on the last day of the month if the month does not have that day.
NET PREMIUM(S)
The amount of Premium Payment remaining after the Premium Expense Charge has been deducted.
NOTHWESTERN MUTUAL
The Northwestern Mutual Life Insurance Company.
NYSE
New York Stock Exchange.
OWNER (You, Your)
The person named in the Application as the Owner, or the person who becomes Owner by transfer or succession. Typically, the Owner is an employer.
POLICY ANNIVERSARY
The same day and month as the Policy Date in each year following the first Policy Year.
POLICY DATE
The date shown on the Policy Schedule Page from which the following are computed:
1. Policy Year;
2. Policy Anniversary;
3. Monthly Processing Date; and
4. the Issue Age of each Insured.
POLICY DEBT
The total amount of all outstanding Policy loans, including both principal and accrued interest.
POLICY GRACE PERIOD
A 61-day period after which a Policy will lapse if you do not make a sufficient payment. This period may be longer if mandated by your state.
POLICY VALUE
The sum of Invested Assets and Policy Debt. Please note that in certain contexts outside of the Prospectus, such as sales literature, notices and/or other materials, the term Accumulated Value may be used in place of Policy Value. In some circumstances, the terms Accumulated Value After Loan, Accumulated Value After Surrender Charge, or Net Accumulated Value may be used to describe your Policy Value or an outstanding loan, as appropriate.
POLICY YEAR
A year that starts on the Policy Date or on a Policy Anniversary.
PORTFOLIO
A series of a Fund available for investment under the Policy which corresponds to a particular Division of the Separate Account.
PREMIUM PAYMENTS
All payments you make under the Policy other than loan repayments and transaction fees.
SEPARATE ACCOUNT
Northwestern Mutual Variable Life Account II.
SPECIFIED AMOUNT
The amount you select, subject to minimums and underwriting requirements we establish, which is used in determining the insurance coverage on the Insureds' lives.
TARGET PREMIUM
A hypothetical annual premium, which is based on the Specified Amount, and factors including but not limited to the Insureds’ Issue Ages, sex, and underwriting classifications, used to compute part of the Premium Expense Charge, the Deferred Sales Charge, the Surrender Charge and the sales commission.
UNIT
An accounting unit of measure representing the value in one or more Divisions of the Separate Account.
UNIT VALUE
The value of a particular Unit at a particular time. Unit Value is analogous, but not the same as, the share price of a Portfolio in which a Division invests. It may fluctuate from one Valuation Period to the next.
Survivorship Variable Universal Life Prospectus

VALUATION DATE
Any day the NYSE is open for trading, except for any days specified in the Policy’s prospectus including any day that a Division's corresponding investment option does not value its shares. A Valuation Date ends when the NYSE closes.
VALUATION PERIOD
The time between the close of trading on the NYSE on a Valuation Date and the close of trading on the next Valuation Date.
Survivorship Variable Universal Life Prospectus

Appendix A—Portfolios Available under Your Policy
The following is a list of Portfolios available under your Policy. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 464-3800 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc.	0.43%	49.69%	13.38%	10.82%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.62%[1]	50.99%	17.78%	14.56%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.44%[1]	25.78%	15.50%	10.57%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/ J.P. Morgan Investment Management, Inc.	0.70%[1]	20.61%	10.94%	9.17%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.20%[1]	26.04%	15.45%	11.80%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.75%[1]	3.80%	10.57%	7.80%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust	0.50%[1]	3.71%	8.48%	8.07%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	9.68%	11.32%	7.96%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.54%[1]	14.96%	10.00%	7.05%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.25%[1]	16.15%	12.34%	8.99%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.72%[1]	6.26%	11.21%	8.93%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.57%	18.36%	9.80%	7.68%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.28%	15.76%	10.66%	8.29%
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc	0.88%[1]	13.85%	9.43%	6.73%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.62%	20.77%	11.33%	5.99%
Survivorship Variable Universal Life Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.72%[1]	12.95%	8.82%	4.42%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%	16.09%	4.47%	1.68%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.91%[1]	6.91%	3.13%	1.44%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%[1]	4.83%	1.68%	1.07%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.39%	5.26%	1.80%	1.44%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	6.19%	1.41%	1.94%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.16%[1]	3.33%	-1.76%	1.81%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Protection Portfolio[2]	MSA/American Century Investment Management, Inc.	0.44%[1]	3.90%	2.86%	2.06%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	13.24%	5.33%	4.42%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.73%[1]	9.71%	2.34%	3.02%
Realize as high a level of total return as is consistent with prudent investment risk, through income and capital appreciation	Balanced Portfolio[2]	MSA	0.50%[1]	13.07%	6.73%	5.34%
Realize as high a level of total return as is consistent with reasonable investment risk	Asset Allocation Portfolio[2]	MSA	0.58%[1]	15.24%	8.28%	6.26%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[4]	Fidelity Management & Research Company LLC (FMR)[5]	0.57%	15.08%	12.45%	8.12%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[4]	FMR[5]	0.56%	33.45%	16.65%	11.61%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Sustainable Equity Portfolio[6]	Neuberger Berman Investment Advisers LLC	0.90%	26.90%	13.97%	9.99%
Survivorship Variable Universal Life Prospectus

Investment Objective	Portfolio and Adviser/ Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2023)
				1 Year	5 Year	10 Year
Long-term growth of capital	U.S. Strategic Equity Fund[7]	Russell Investment Management LLC (RIM)[8]	0.93%[1]	26.29%	14.19%	10.23%
Long-term growth of capital	U.S. Small Cap Equity Fund[7]	RIM[8]	1.16%[1]	13.61%	10.75%	6.60%
Current income and long- term growth of capital	Global Real Estate Securities Fund[7]	RIM[8]	0.90%	10.55%	3.50%	4.02%
Long-term growth of capital	International Developed Markets Fund[7]	RIM[8]	1.03%[1]	16.26%	7.46%	3.94%
Provide total return	Strategic Bond Fund[7]	RIM[8]	0.67%	4.02%	0.72%	1.49%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[7]	RIM[8]	0.86%[1]	11.32%	4.00%	3.51%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[7]	RIM[8]	0.91%[1]	14.52%	6.30%	4.68%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Growth Strategy Fund[7]	RIM[8]	1.00%[1]	17.96%	8.25%	5.69%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Growth Strategy Fund[7]	RIM[8]	1.03%[1]	19.52%	8.88%	6.03%
Total return	Commodity Return Strategy Portfolio – Class 2[9]	Credit Suisse Asset Management, LLC	0.78%	-8.90%	N/A	16.48%
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC, our wholly-owned company, serves as investment adviser.
3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
The Fidelity® VIP Mid Cap Portfolio and the Fidelity® VIP Contrafund® Portfolio are series of Variable Insurance Products Fund III and the Variable Insurance Products Fund II, respectively.
5
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
6
A series of Neuberger Berman Advisers Management Trust.
7
A series of Russell Investment Funds.
8
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
9
A series of Credit Suisse Trust.
Survivorship Variable Universal Life Prospectus

Appendix B
Mortality and Expense Risk Charge—Specified Amount Component
Table of Charges Per $1,000 of Initial Specified Amount

Issue Age*	Annual Charge
20-25	$0.04
26	0.05
27	0.06
28	0.07
29	0.08
30	0.09
31	0.10
32	0.11
33	0.12
34	0.13
35	0.14
36	0.17
37	0.19
38	0.22
39	0.25
40	0.28
41	0.30
42	0.33
43	0.36
44	0.38
45	0.41
46	0.44
47	0.47
48	0.50
49	0.53
50	0.57

Issue Age*	Annual Charge
51	$0.60
52	0.63
53	0.66
54	0.69
55	0.72
56	0.77
57	0.83
58	0.88
59	0.94
60	0.99
61	1.04
62	1.10
63	1.15
64	1.21
65	1.26
66	1.31
67	1.35
68	1.40
69	1.44
70	1.49
71	1.54
72	1.58
73	1.63
74	1.67
75-85	1.72
*
The Issue Age used in this calculation equals the younger Insured Issue Age plus an age adjustment. The age adjustment is based on the age difference (older Issue Age minus younger Issue Age) and this schedule:

Age Difference (years)	Age Adjustment (years)
0-1	0
2-4	1
5-8	2
9-14	3
15-24	4

Age Difference (years)	Age Adjustment (years)
25-34	5
35-44	6
45-54	7
55-65	8
Example: For a Policy at Issue Ages 65 and 60 and an Initial Specified Amount of $1,000,000, the age adjustment is 2 and the Issue Age is 62. The annual charge per $1,000 of Initial Specified Amount is $1.10. The Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount component will be $91.67 monthly, or $1,100.04 annually for this Policy.
Note: In no event will the sum of the Monthly Policy Charge—Mortality and Expense Risk Charge—Specified Amount component annual charge and the Monthly Policy Charge—Underwriting and Issue Charge annual charge exceed $1.90 per $1,000 of Initial Specified Amount. The Monthly Policy Charge—Underwriting and Issue Charge will be reduced to meet this constraint if necessary.
Survivorship Variable Universal Life Prospectus

Additional Information
More information about your Policy and Separate Account is included in a Statement of Additional Information (“SAI”), which is dated the same day as this Prospectus, is incorporated by reference into this Prospectus, and is available free of charge from The Northwestern Mutual Life Insurance Company. To request a free copy of the Separate Account’s SAI, or current annual report, or to request other information about the Policy or to make investor inquiries, call (866) 464-3800. Under certain circumstances you or your Financial Representative may be able to obtain these documents online at www.nmprospectus.com. Reports and other information about the Separate Account are available on the SEC’s Internet site at www.sec.gov, or they may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier C000037855
Survivorship Variable Universal Life Prospectus

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II
(Account)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)
720 EAST WISCONSIN AVENUE
MILWAUKEE, WI 53202
1-866-464-3800
STATEMENT OF ADDITIONAL INFORMATION
Survivorship Variable Universal Life
We no longer issue the Policy described in this Statement of Additional Information.
The Policies we currently offer are described in separate Prospectuses and
Statements of Additional Information.

This Statement of Additional Information (“SAI”) contains additional information regarding the Survivorship Variable Universal Life insurance policy (the “Policy”) offered by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”). This SAI is not a prospectus, and should be read together with the prospectus for the Policy (the “Prospectus”) dated May 1, 2024. You may obtain a copy of the Prospectus by writing or calling Northwestern Mutual at the address or phone number shown above, or by visiting www.nmprospectus.com. Capitalized terms in this SAI have the same meanings as in the Prospectus for the Policy.
The date of this Statement of Additional Information is May 1, 2024.

DISTRIBUTION OF THE POLICY
Northwestern Mutual Investment Services, LLC (“NMIS”), our wholly-owned company, is the principal underwriter and distributor of the Policy. NMIS is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. The Policy is offered on a continuous basis exclusively through our Financial Representatives, who are also registered representatives of NMIS.
NMIS is the principal underwriter of the Policies for purposes of the federal securities laws. We paid the following amounts to NMIS with respect to sales of variable life insurance policies issued in connection with the Account during the last three fiscal years representing commission payments NMIS made to our agents and related benefits. None of these amounts was retained by NMIS and no amounts were paid to other underwriters or broker-dealers.
Year	Amount
2023	$127,322,377
2022	$123,115,003
2021	$88,642,733
NMIS also provides certain services related to the administration of payment plans under the Policy pursuant to an administrative services contract with Northwestern Mutual. In exchange for these services, NMIS receives compensation to cover the actual costs incurred by NMIS in performing these services.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2023 and 2022 and for each of the three years in the period ended December 31, 2023, and the financial statements of Northwestern Mutual Variable Life Account II as of December 31, 2023 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2023

Northwestern Mutual Variable Life Account II

Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Policyowners of Northwestern Mutual Variable Life Account II

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of Northwestern Mutual Variable Life Account II indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of Northwestern Mutual Variable Life Account II as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Mid Cap Value Division (1)	Select Bond Division (1)	U.S. Strategic Equity Division (1)
Focused Appreciation Division (1)	Small Cap Growth Stock Division (1)	Long-Term U.S. Government Bond Division (1)	U.S. Small Cap Equity Division (1)
Large Cap Core Stock Division (1)	Index 600 Stock Division (1)	Inflation Protection Division (1)	International Developed Markets Division (1)
Large Cap Blend Division (1)	Small Cap Value Division (1)	High Yield Bond Division (1)	Strategic Bond Division (1)
Index 500 Stock Division (1)	International Growth Division (1)	Multi-Sector Bond Division (1)	Global Real Estate Securities Division (1)
Large Company Value Division (1)	Research International Core Division (1)	Balanced Division (1)	LifePoints Moderate Strategy Division (1)
Domestic Equity Division (1)	International Equity Division (1)	Asset Allocation Division (1)	LifePoints Balanced Strategy Division (1)
Equity Income Division (1)	Emerging Markets Equity Division (1)	Fidelity VIP Mid Cap Division (1)	LifePoints Growth Strategy Division (1)
Mid Cap Growth Stock Division (1)	Government Money Market Division (1)	Fidelity VIP Contrafund Division (1)	LifePoints Equity Growth Strategy Division (1)
Index 400 Stock Division (1)	Short-Term Bond Division (1)	AMT Sustainable Equity Division (1)	Credit Suisse Trust Commodity Return Strategy Division (1)
(1) Statement of operations for the year ended December 31, 2023 and statement of changes in net assets for the years ended December 31, 2023 and 2022

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of Northwestern Mutual Variable Life Account II based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of Northwestern Mutual Variable Life Account II in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 25, 2024

We have served as the auditor of one or more of the divisions of Northwestern Mutual Variable Life Account II since 2007.

Northwestern Mutual Variable Life Account II

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$29,415	$57,200	$17,779	$3,464	$599,351
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	11
Total Assets	29,415	57,200	17,779	3,464	599,362

Liabilities:
Due to Northwestern Mutual Life Insurance Company	43	88	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	43	88	-	-	-

Total Net Assets	$29,372	$57,112	$17,779	$3,464	$599,362

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$12,190	$31,415	$9,618	$2,887	$247,137
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	8,633	3,408	2,991	38	21,445
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	433	3,267	1,981	89	16,436
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	7,580	18,364	2,904	418	311,349
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	536	658	285	32	2,995

Total Net Assets	$29,372	$57,112	$17,779	$3,464	$599,362

(1) Investments, at cost	$28,617	$49,122	$17,607	$3,397	$498,140
Mutual Fund Shares Held	9,622	14,796	10,730	2,918	76,041
(2) Accumulation Unit Value	$139.569955	$118.287914	$102.503654	$28.807476	$278.486028
Units Outstanding	87	266	94	100	887
(3) Accumulation Unit Value	$139.569955	$118.287914	$102.503654	$28.807476	$278.486028
Units Outstanding	62	29	29	1	77
(4) Accumulation Unit Value	$139.569955	$118.287914	$102.503654	$28.807476	$278.486028
Units Outstanding	3	28	19	3	59
(5) Accumulation Unit Value	$139.569955	$118.287914	$102.503654	$28.807476	$278.486028
Units Outstanding	54	155	28	15	1,118
(6) Accumulation Unit Value	$139.569955	$118.287914	$102.503654	$28.807476	$278.486028
Units Outstanding	4	6	3	1	11

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$8,047	$68,363	$23,021	$15,059	$115,248
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	66	-	-	9
Total Assets	8,047	68,429	23,021	15,059	115,257

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-

Total Net Assets	$8,047	$68,429	$23,021	$15,059	$115,257

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$4,442	$30,734	$17,079	$7,380	$57,920
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	386	4,325	1,931	3,092	3,888
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	676	1,625	1,081	1,083	3,403
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	2,503	31,455	2,841	3,278	49,506
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	40	290	89	226	540

Total Net Assets	$8,047	$68,429	$23,021	$15,059	$115,257

(1) Investments, at cost	$9,278	$70,171	$23,358	$15,694	$109,612
Mutual Fund Shares Held	10,034	43,241	13,910	4,842	53,208
(2) Accumulation Unit Value	$25.998412	$43.787653	$54.647956	$187.130343	$94.269524
Units Outstanding	171	702	313	39	614
(3) Accumulation Unit Value	$25.998412	$43.787653	$54.647956	$187.130343	$94.269524
Units Outstanding	15	99	35	17	41
(4) Accumulation Unit Value	$25.998412	$43.787653	$54.647956	$187.130343	$94.269524
Units Outstanding	26	37	20	6	36
(5) Accumulation Unit Value	$25.998412	$43.787653	$54.647956	$187.130343	$94.269524
Units Outstanding	96	718	52	18	525
(6) Accumulation Unit Value	$25.998412	$43.787653	$54.647956	$187.130343	$94.269524
Units Outstanding	2	7	2	1	6

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$42,819	$36,964	$63,102	$18,135	$84,674
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	48	-	5	-	-
Total Assets	42,867	36,964	63,107	18,135	84,674

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	1	-	-	1
Due to Participants	-	-	-	-	-
Total Liabilities	-	1	-	-	1

Total Net Assets	$42,867	$36,963	$63,107	$18,135	$84,673

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$19,787	$16,678	$29,348	$12,944	$42,158
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	2,145	3,498	2,492	1,738	1,633
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	1,046	1,832	1,004	446	2,463
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	19,712	14,759	30,026	2,742	37,989
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	177	196	237	265	430

Total Net Assets	$42,867	$36,963	$63,107	$18,135	$84,673

(1) Investments, at cost	$46,693	$40,158	$60,266	$19,159	$78,547
Mutual Fund Shares Held	28,932	16,494	41,351	9,490	44,472
(2) Accumulation Unit Value	$64.869457	$91.769113	$37.141211	$65.324744	$36.704176
Units Outstanding	305	182	790	198	1,149
(3) Accumulation Unit Value	$64.869457	$91.769113	$37.141211	$65.324744	$36.704176
Units Outstanding	33	38	67	27	44
(4) Accumulation Unit Value	$64.869457	$91.769113	$37.141211	$65.324744	$36.704176
Units Outstanding	16	20	27	7	67
(5) Accumulation Unit Value	$64.869457	$91.769113	$37.141211	$65.324744	$36.704176
Units Outstanding	304	161	808	42	1,035
(6) Accumulation Unit Value	$64.869457	$91.769113	$37.141211	$65.324744	$36.704176
Units Outstanding	3	2	6	4	12

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$86,642	$108,371	$97,269	$25,503	$13,873
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	199	1	214	-	-
Total Assets	86,841	108,372	97,483	25,503	13,873

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	691	168
Due to Participants	-	-	-	141	-
Total Liabilities	-	-	-	832	168

Total Net Assets	$86,841	$108,372	$97,483	$24,671	$13,705

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$38,362	$60,363	$47,567	$10,890	$4,969
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	2,373	5,951	1,454	5,016	700
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	3,339	2,601	2,353	279	1,075
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	42,503	39,004	45,846	7,932	6,867
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	264	453	263	554	94

Total Net Assets	$86,841	$108,372	$97,483	$24,671	$13,705

(1) Investments, at cost	$84,921	$106,506	$105,590	$25,503	$13,682
Mutual Fund Shares Held	80,898	68,676	104,031	25,503	13,588
(2) Accumulation Unit Value	$16.866535	$6.414223	$12.445253	$46.208287	$14.012154
Units Outstanding	2,274	9,411	3,822	237	356
(3) Accumulation Unit Value	$16.866535	$6.414223	$12.445253	$46.208287	$14.012154
Units Outstanding	141	928	117	108	50
(4) Accumulation Unit Value	$16.866535	$6.414223	$12.445253	$46.208287	$14.012154
Units Outstanding	198	405	189	6	77
(5) Accumulation Unit Value	$16.866535	$6.414223	$12.445253	$46.208287	$14.012154
Units Outstanding	2,521	6,081	3,684	171	490
(6) Accumulation Unit Value	$16.866535	$6.414223	$12.445253	$46.208287	$14.012154
Units Outstanding	16	71	21	12	7

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$70,723	$6,062	$16,707	$26,507	$49,861
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	70,723	6,062	16,707	26,507	49,861

Liabilities:
Due to Northwestern Mutual Life Insurance Company	10	3	2	3	3
Due to Participants	-	-	-	-	-
Total Liabilities	10	3	2	3	3

Total Net Assets	$70,713	$6,059	$16,705	$26,504	$49,858

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$35,476	$1,596	$7,172	$15,805	$26,044
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	9,708	2,272	1,619	2,559	2,282
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	1,506	-	328	531	1,382
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	23,058	2,173	7,434	7,388	19,776
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	965	18	152	221	374

Total Net Assets	$70,713	$6,059	$16,705	$26,504	$49,858

(1) Investments, at cost	$78,127	$6,060	$18,408	$27,653	$52,782
Mutual Fund Shares Held	64,060	9,255	16,127	39,563	51,192
(2) Accumulation Unit Value	$242.814128	$18.544732	$16.529226	$67.010934	$20.807544
Units Outstanding	146	86	434	236	1,252
(3) Accumulation Unit Value	$242.814128	$18.544732	$16.529226	$67.010934	$20.807544
Units Outstanding	40	123	98	38	110
(4) Accumulation Unit Value	$242.814128	$18.544732	$16.529226	$67.010934	$20.807544
Units Outstanding	6	-	20	8	66
(5) Accumulation Unit Value	$242.814128	$18.544732	$16.529226	$67.010934	$20.807544
Units Outstanding	95	117	450	110	950
(6) Accumulation Unit Value	$242.814128	$18.544732	$16.529226	$67.010934	$20.807544
Units Outstanding	4	1	9	3	18

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	Balanced Division		Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$8,922		$3,447	$-	$-	$-
Fidelity Variable Insurance Products Fund	-		-	26,191	72,098	-
Neuberger Berman Advisers Management Trust	-		-	-	-	41,535
Russell Investment Funds	-		-	-	-	-
Credit Suisse Trust	-		-	-	-	-
Due from Northwestern Mutual Life Insurance Company	4		-	-	-	-
Total Assets	8,926		3,447	26,191	72,098	41,535

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	1	4	1
Due to Participants	-		-	-	-	-
Total Liabilities	-		-	1	4	1

Total Net Assets	$8,926		$3,447	$26,190	$72,094	$41,534

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$3,945		$1,078	$18,989	$32,248	$19,442
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	1,819		1,133	1,230	1,709	789
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	16		345	1,551	2,820	870
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	2,406		804	3,990	34,659	20,284
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	740		87	430	658	149

Total Net Assets	$8,926		$3,447	$26,190	$72,094	$41,534

(1) Investments, at cost	$9,477		$3,625	$24,945	$63,173	$35,636
Mutual Fund Shares Held	6,932		3,207	719	1,483	1,245
(2) Accumulation Unit Value	$289.897985		$35.773230	$86.823851	$44.291798	$38.211229
Units Outstanding	14		30	219	728	509
(3) Accumulation Unit Value	$289.897985		$35.773230	$86.823851	$44.291798	$38.211229
Units Outstanding	6		32	14	39	21
(4) Accumulation Unit Value	$289.897985		$35.773230	$86.823851	$44.291798	$38.211229
Units Outstanding	-	(a)	10	18	64	23
(5) Accumulation Unit Value	$289.897985		$35.773230	$86.823851	$44.291798	$38.211229
Units Outstanding	8		22	46	783	531
(6) Accumulation Unit Value	$289.897985		$35.773230	$86.823851	$44.291798	$38.211229
Units Outstanding	3		2	5	15	4

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division	Global Real Estate Securities Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	7,106	5,195	19,735	23,594	63,072
Credit Suisse Trust	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	1	-	-
Total Assets	7,106	5,195	19,736	23,594	63,072

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	4	4
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	4	4

Total Net Assets	$7,106	$5,195	$19,736	$23,590	$63,068

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$5,218	$3,760	$10,773	$10,856	$33,179
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	1,060	492	4,327	4,369	1,659
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	36	331	173	689	1,813
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	714	549	4,030	7,405	25,911
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	78	63	433	271	506
Total Net Assets	$7,106	$5,195	$19,736	$23,590	$63,068

(1) Investments, at cost	$6,454	$5,177	$18,817	$26,128	$64,877
Mutual Fund Shares Held	371	369	1,640	2,672	4,710
(2) Accumulation Unit Value	$42.832166	$50.617177	$27.400732	$25.595678	$57.742240
Units Outstanding	122	74	393	424	575
(3) Accumulation Unit Value	$42.832166	$50.617177	$27.400732	$25.595678	$57.742240
Units Outstanding	25	10	158	171	29
(4) Accumulation Unit Value	$42.832166	$50.617177	$27.400732	$25.595678	$57.742240
Units Outstanding	1	7	6	27	31
(5) Accumulation Unit Value	$42.832166	$50.617177	$27.400732	$25.595678	$57.742240
Units Outstanding	17	11	147	289	449
(6) Accumulation Unit Value	$42.832166	$50.617177	$27.400732	$25.595678	$57.742240
Units Outstanding	2	1	16	11	9

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

December 31, 2023 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division		LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-		$-		$-	$-		$-
Fidelity Variable Insurance Products Fund	-		-		-	-		-
Neuberger Berman Advisers Management Trust	-		-		-	-		-
Russell Investment Funds	818		3,159		4,060	1,158		-
Credit Suisse Trust	-		-		-	-		39,670
Due from Northwestern Mutual Life Insurance Company	-		-		-	-		120
Total Assets	818		3,159		4,060	1,158		39,790

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		1		1	-		-
Due to Participants	-		-		-	-		-
Total Liabilities	-		1		1	-		-

Total Net Assets	$818		$3,158		$4,059	$1,158		$39,790

Net Assets:
Custom Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (2)
Policyowners’ Equity	$141		$653		$2,124	$722		$18,307
Executive Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (3)
Policyowners’ Equity	516		1,935		776	278		916
Survivorship Variable Universal Life Policies Issued
Between January 31, 2007 and December 23, 2019 (4)
Policyowners’ Equity	-		-		577	-		846
Variable Universal Life Plus Policies Issued
On or After November 11, 2019 (5)
Policyowners’ Equity	8		567		123	158		19,527
Executive Variable Universal Life II Policies Issued
On or After November 11, 2019 (6)
Policyowners’ Equity	153		3		459	-		194
Total Net Assets	$818		$3,158		$4,059	$1,158		$39,790

(1) Investments, at cost	$803		$3,161		$3,981	$1,073		$48,081
Mutual Fund Shares Held	88		343		429	128		2,234
(2) Accumulation Unit Value	$19.156108		$20.934448		$21.906336	$21.082246		$6.345301
Units Outstanding	7		31		97	34		2,885
(3) Accumulation Unit Value	$19.156108		$20.934448		$21.906336	$21.082246		$6.345301
Units Outstanding	27		92		35	13		144
(4) Accumulation Unit Value	$19.156108		$20.934448		$21.906336	$21.082246		$6.345301
Units Outstanding	-		-		26	-		133
(5) Accumulation Unit Value	$19.156108		$20.934448		$21.906336	$21.082246		$6.345301
Units Outstanding	-	(a)	27		6	7		3,077
(6) Accumulation Unit Value	$19.156108		$20.934448		$21.906336	$21.082246		$6.345301
Units Outstanding	8		-	(a)	21	-	(a)	31

(a) Amount is less than 500

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2023 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$10	$-	$159	$26	$6,848
Net investment income (loss)	10	-	159	26	6,848

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(866)	1,220	(102)	(9)	5,198
Realized gain distribution	-	3,169	1,238	258	3,659
Realized gains (losses)	(866)	4,389	1,136	249	8,857

Change in unrealized appreciation/(depreciation) of investments during the period	9,999	14,420	2,266	303	97,075

Net increase (decrease) in net assets resulting from operations	$9,143	$18,809	$3,561	$578	$112,780

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$257	$1,142	$510	$33	$1,300
Net investment income (loss)	257	1,142	510	33	1,300

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(240)	(45)	(88)	(395)	272
Realized gain distribution	964	2,770	1,720	-	4,122
Realized gains (losses)	724	2,725	1,632	(395)	4,394

Change in unrealized appreciation/(depreciation) of investments during the period	(683)	(1,114)	(163)	2,273	9,322

Net increase (decrease) in net assets resulting from operations	$298	$2,753	$1,979	$1,911	$15,016

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$894	$10	$556	$85	$633
Net investment income (loss)	894	10	556	85	633

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(38)	(350)	163	(477)	394
Realized gain distribution	4,671	-	2,126	1,105	1,579
Realized gains (losses)	4,633	(350)	2,289	628	1,973

Change in unrealized appreciation/(depreciation) of investments during the period	(3,061)	5,691	5,351	1,491	10,643

Net increase (decrease) in net assets resulting from operations	$2,466	$5,351	$8,196	$2,204	$13,249

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2023 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Income:
Dividend income	$1,299	$2,935	$1,859	$1,452	$259
Net investment income (loss)	1,299	2,935	1,859	1,452	259

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	286	(350)	(89)	-	(32)
Realized gain distribution	1,466	-	-	-	-
Realized gains (losses)	1,752	(350)	(89)	-	(32)

Change in unrealized appreciation/(depreciation) of investments during the period	5,644	11,224	3,741	-	363

Net increase (decrease) in net assets resulting from operations	$8,695	$13,809	$5,511	$1,452	$590

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Protection Division	High Yield Bond Division	Multi-Sector Bond Division
Income:
Dividend income	$1,703	$123	$755	$1,354	$1,115
Net investment income (loss)	1,703	123	755	1,354	1,115

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(702)	(697)	(176)	(174)	(567)
Realized gain distribution	-	-	-	-	-
Realized gains (losses)	(702)	(697)	(176)	(174)	(567)

Change in unrealized appreciation/(depreciation) of investments during the period	2,860	860	26	1,730	3,600

Net increase (decrease) in net assets resulting from operations	$3,861	$286	$605	$2,910	$4,148

	Balanced Division	Asset Allocation Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	AMT Sustainable Equity Division
Income:
Dividend income	$163	$63	$148	$317	$123
Net investment income (loss)	163	63	148	317	123

Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(694)	(12)	23	652	262
Realized gain distribution	305	188	669	2,199	579
Realized gains (losses)	(389)	176	692	2,851	841

Change in unrealized appreciation/(depreciation) of investments during the period	1,206	234	2,523	13,787	7,179

Net increase (decrease) in net assets resulting from operations	$980	$473	$3,363	$16,955	$8,143

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

For the Year Ended December 31, 2023 (in thousands)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	International Developed Markets Division	Strategic Bond Division
Income:
Dividend income	$49	$33	$237	$643

Net investment income (loss)	49	33	237	643
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	23	(160)	(13)	(506)
Realized gain distribution	135	33	113	-
Realized gains (losses)	158	(127)	100	(506)

Change in unrealized appreciation/(depreciation) of investments during the period	1,228	711	2,287	745

Net increase (decrease) in net assets resulting from operations	$1,435	$617	$2,624	$882

	Global Real Estate Securities Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Growth Strategy Division
Income:
Dividend income	$924	$12	$43	$32

Net investment income (loss)	924	12	43	32
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(123)	(107)	(293)	(40)
Realized gain distribution	-	-	6	29
Realized gains (losses)	(123)	(107)	(287)	(11)

Change in unrealized appreciation/(depreciation) of investments during the period	4,994	178	677	616

Net increase (decrease) in net assets resulting from operations	$5,795	$83	$433	$637

	LifePoints Equity Growth Strategy Division	Credit Suisse Trust Commodity Return Strategy Division
Income:
Dividend income	$7	$6,786

Net investment income (loss)	7	6,786
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(75)	(193)
Realized gain distribution	10	-
Realized gains (losses)	(65)	(193)

Change in unrealized appreciation/(depreciation) of investments during the period	252	(9,753)

Net increase (decrease) in net assets resulting from operations	$194	$(3,160)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$10	$-	$-	$5
Net realized gains (losses)	(866)	3,260	4,389	4,663
Net change in unrealized appreciation/(depreciation)	9,999	(13,133)	14,420	(16,140)
Net increase (decrease) in net assets resulting from operations	9,143	(9,873)	18,809	(11,472)

Contract Transactions:
Policy owners’ net payments	3,132	2,845	8,710	7,288
Policy loans, surrenders and death benefits	(1,382)	(201)	(2,034)	(698)
Mortality and other (net)	(847)	(686)	(2,313)	(1,756)
Transfers from other divisions or sponsor	22,683	16,143	70,414	55,624
Transfers to other divisions or sponsor	(20,992)	(15,167)	(72,131)	(52,719)
Net increase (decrease) in net assets resulting from contract transactions	2,594	2,934	2,646	7,739

Net increase (decrease) in net assets	11,737	(6,939)	21,455	(3,733)

Net Assets:
Beginning of period	17,635	24,574	35,657	39,390
End of period	$29,372	$17,635	$57,112	$35,657

Units issued during the period	226	196	820	790
Units redeemed during the period	(204)	(170)	(791)	(698)
Net units issued (redeemed) during period	22	26	29	92

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$159	$124	$26	$17
Net realized gains (losses)	1,136	2,657	249	244
Net change in unrealized appreciation/(depreciation)	2,266	(5,807)	303	(667)
Net increase (decrease) in net assets resulting from operations	3,561	(3,026)	578	(406)

Contract Transactions:
Policy owners’ net payments	1,613	1,436	343	284
Policy loans, surrenders and death benefits	(429)	(270)	(77)	(36)
Mortality and other (net)	(478)	(412)	(84)	(77)
Transfers from other divisions or sponsor	10,974	9,268	3,292	2,803
Transfers to other divisions or sponsor	(10,991)	(9,801)	(3,307)	(2,738)
Net increase (decrease) in net assets resulting from contract transactions	689	221	167	236

Net increase (decrease) in net assets	4,250	(2,805)	745	(170)

Net Assets:
Beginning of period	13,529	16,334	2,719	2,889
End of period	$17,779	$13,529	$3,464	$2,719

Units issued during the period	146	144	146	140
Units redeemed during the period	(139)	(140)	(140)	(130)
Net units issued (redeemed) during period	7	4	6	10

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$6,848	$4,572	$257	$200
Net realized gains (losses)	8,857	16,977	724	1,202
Net change in unrealized appreciation/(depreciation)	97,075	(90,713)	(683)	(1,372)
Net increase (decrease) in net assets resulting from operations	112,780	(69,164)	298	30

Contract Transactions:
Policy owners’ net payments	131,118	94,912	1,534	1,131
Policy loans, surrenders and death benefits	(15,734)	(5,720)	(80)	(69)
Mortality and other (net)	(27,392)	(19,612)	(326)	(276)
Transfers from other divisions or sponsor	582,109	405,998	8,586	6,426
Transfers to other divisions or sponsor	(562,937)	(377,064)	(8,703)	(6,047)
Net increase (decrease) in net assets resulting from contract transactions	107,164	98,514	1,011	1,165

Net increase (decrease) in net assets	219,944	29,350	1,309	1,195

Net Assets:
Beginning of period	379,418	350,068	6,738	5,543
End of period	$599,362	$379,418	$8,047	$6,738

Units issued during the period	2,948	2,340	443	355
Units redeemed during the period	(2,513)	(1,919)	(401)	(308)
Net units issued (redeemed) during period	435	421	42	47

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$1,142	$782	$510	$405
Net realized gains (losses)	2,725	5,636	1,632	2,409
Net change in unrealized appreciation/(depreciation)	(1,114)	(7,526)	(163)	(3,421)
Net increase (decrease) in net assets resulting from operations	2,753	(1,108)	1,979	(607)

Contract Transactions:
Policy owners’ net payments	16,344	12,102	2,083	1,974
Policy loans, surrenders and death benefits	(2,666)	(1,520)	(789)	(472)
Mortality and other (net)	(3,528)	(2,673)	(590)	(578)
Transfers from other divisions or sponsor	123,973	84,774	30,168	29,206
Transfers to other divisions or sponsor	(118,098)	(84,480)	(29,964)	(29,083)
Net increase (decrease) in net assets resulting from contract transactions	16,025	8,203	908	1,047

Net increase (decrease) in net assets	18,778	7,095	2,887	440

Net Assets:
Beginning of period	49,651	42,556	20,134	19,694
End of period	$68,429	$49,651	$23,021	$20,134

Units issued during the period	3,472	2,481	652	674
Units redeemed during the period	(3,084)	(2,284)	(635)	(650)
Net units issued (redeemed) during period	388	197	17	24

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$33	$19	$1,300	$829
Net realized gains (losses)	(395)	1,102	4,394	8,175
Net change in unrealized appreciation/(depreciation)	2,273	(4,518)	9,322	(18,792)
Net increase (decrease) in net assets resulting from operations	1,911	(3,397)	15,016	(9,788)

Contract Transactions:
Policy owners’ net payments	1,826	1,847	22,737	17,752
Policy loans, surrenders and death benefits	(971)	(146)	(2,828)	(1,526)
Mortality and other (net)	(497)	(457)	(4,974)	(3,862)
Transfers from other divisions or sponsor	12,901	10,181	155,511	112,911
Transfers to other divisions or sponsor	(12,332)	(9,638)	(150,110)	(107,013)
Net increase (decrease) in net assets resulting from contract transactions	927	1,787	20,336	18,262

Net increase (decrease) in net assets	2,838	(1,610)	35,352	8,474

Net Assets:
Beginning of period	12,221	13,831	79,905	71,431
End of period	$15,059	$12,221	$115,257	$79,905

Units issued during the period	89	77	2,124	1,696
Units redeemed during the period	(83)	(67)	(1,886)	(1,475)
Net units issued (redeemed) during period	6	10	238	221

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$894	$547	$10	$-
Net realized gains (losses)	4,633	4,358	(350)	4,120
Net change in unrealized appreciation/(depreciation)	(3,061)	(5,088)	5,691	(11,772)
Net increase (decrease) in net assets resulting from operations	2,466	(183)	5,351	(7,652)

Contract Transactions:
Policy owners’ net payments	10,456	7,498	7,300	5,980
Policy loans, surrenders and death benefits	(1,403)	(670)	(1,003)	(517)
Mortality and other (net)	(2,226)	(1,692)	(1,629)	(1,247)
Transfers from other divisions or sponsor	76,965	53,036	54,146	38,574
Transfers to other divisions or sponsor	(74,332)	(52,446)	(51,961)	(35,139)
Net increase (decrease) in net assets resulting from contract transactions	9,460	5,726	6,853	7,651

Net increase (decrease) in net assets	11,926	5,543	12,204	(1)

Net Assets:
Beginning of period	30,941	25,398	24,759	24,760
End of period	$42,867	$30,941	$36,963	$24,759

Units issued during the period	1,460	1,064	759	573
Units redeemed during the period	(1,305)	(970)	(676)	(482)
Net units issued (redeemed) during period	155	94	83	91

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$556	$393	$85	$38
Net realized gains (losses)	2,289	3,600	628	1,867
Net change in unrealized appreciation/(depreciation)	5,351	(10,355)	1,491	(4,720)
Net increase (decrease) in net assets resulting from operations	8,196	(6,362)	2,204	(2,815)

Contract Transactions:
Policy owners’ net payments	12,856	9,973	2,119	1,921
Policy loans, surrenders and death benefits	(1,615)	(757)	(703)	(341)
Mortality and other (net)	(2,779)	(2,163)	(508)	(466)
Transfers from other divisions or sponsor	78,278	55,192	24,716	21,787
Transfers to other divisions or sponsor	(73,440)	(50,267)	(23,498)	(20,737)
Net increase (decrease) in net assets resulting from contract transactions	13,300	11,978	2,126	2,164

Net increase (decrease) in net assets	21,496	5,616	4,330	(651)

Net Assets:
Beginning of period	41,611	35,995	13,805	14,456
End of period	$63,107	$41,611	$18,135	$13,805

Units issued during the period	2,815	2,120	466	417
Units redeemed during the period	(2,414)	(1,761)	(428)	(382)
Net units issued (redeemed) during period	401	359	38	35

	International Growth Division		Research International Core Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$633	$304	$1,299	$1,167
Net realized gains (losses)	1,973	5,847	1,752	2,874
Net change in unrealized appreciation/(depreciation)	10,643	(18,715)	5,644	(12,458)
Net increase (decrease) in net assets resulting from operations	13,249	(12,564)	8,695	(8,417)

Contract Transactions:
Policy owners’ net payments	17,788	13,868	20,819	14,865
Policy loans, surrenders and death benefits	(2,697)	(1,317)	(2,460)	(934)
Mortality and other (net)	(3,988)	(2,884)	(4,360)	(3,060)
Transfers from other divisions or sponsor	131,909	92,888	144,636	100,164
Transfers to other divisions or sponsor	(129,213)	(85,175)	(139,996)	(91,445)
Net increase (decrease) in net assets resulting from contract transactions	13,799	17,380	18,639	19,590

Net increase (decrease) in net assets	27,048	4,816	27,334	11,173

Net Assets:
Beginning of period	57,625	52,809	59,507	48,334
End of period	$84,673	$57,625	$86,841	$59,507

Units issued during the period	4,570	3,624	10,615	8,118
Units redeemed during the period	(4,159)	(3,063)	(9,449)	(6,815)
Net units issued (redeemed) during period	411	561	1,166	1,303

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$2,935	$1,788	$1,859	$770
Net realized gains (losses)	(350)	1,419	(89)	4,793
Net change in unrealized appreciation/(depreciation)	11,224	(7,823)	3,741	(21,425)
Net increase (decrease) in net assets resulting from operations	13,809	(4,616)	5,511	(15,862)

Contract Transactions:
Policy owners’ net payments	20,550	15,513	23,262	17,905
Policy loans, surrenders and death benefits	(3,276)	(1,608)	(2,828)	(1,343)
Mortality and other (net)	(4,441)	(3,365)	(4,858)	(3,537)
Transfers from other divisions or sponsor	173,476	129,955	167,378	118,706
Transfers to other divisions or sponsor	(170,850)	(126,057)	(159,113)	(104,467)
Net increase (decrease) in net assets resulting from contract transactions	15,459	14,438	23,841	27,264

Net increase (decrease) in net assets	29,268	9,822	29,352	11,402

Net Assets:
Beginning of period	79,104	69,282	68,131	56,729
End of period	$108,372	$79,104	$97,483	$68,131

Units issued during the period	33,141	28,298	16,228	11,801
Units redeemed during the period	(30,560)	(25,666)	(14,246)	(9,590)
Net units issued (redeemed) during period	2,581	2,632	1,982	2,211

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$1,452	$341	$259	$124
Net realized gains (losses)	-	-	(32)	(353)
Net change in unrealized appreciation/(depreciation)	-	-	363	(73)
Net increase (decrease) in net assets resulting from operations	1,452	341	590	(302)

Contract Transactions:
Policy owners’ net payments	94,172	126,965	2,769	1,849
Policy loans, surrenders and death benefits	(4,117)	(1,380)	(512)	(176)
Mortality and other (net)	(5,315)	(5,916)	(551)	(275)
Transfers from other divisions or sponsor	19,984	19,491	14,620	16,079
Transfers to other divisions or sponsor	(111,089)	(130,500)	(12,565)	(13,932)
Net increase (decrease) in net assets resulting from contract transactions	(6,365)	8,660	3,761	3,545

Net increase (decrease) in net assets	(4,913)	9,001	4,351	3,243

Net Assets:
Beginning of period	29,584	20,583	9,354	6,111
End of period	$24,671	$29,584	$13,705	$9,354

Units issued during the period	3,044	4,519	1,324	1,641
Units redeemed during the period	(3,184)	(4,318)	(1,048)	(1,376)
Net units issued (redeemed) during period	(140)	201	276	265

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$1,703	$923	$123	$41
Net realized gains (losses)	(702)	(292)	(697)	(276)
Net change in unrealized appreciation/(depreciation)	2,860	(8,104)	860	(592)
Net increase (decrease) in net assets resulting from operations	3,861	(7,473)	286	(827)

Contract Transactions:
Policy owners’ net payments	12,360	10,373	512	395
Policy loans, surrenders and death benefits	(2,893)	(1,066)	(61)	(32)
Mortality and other (net)	(3,011)	(2,445)	(145)	(109)
Transfers from other divisions or sponsor	129,958	102,255	6,805	3,651
Transfers to other divisions or sponsor	(124,206)	(99,645)	(3,718)	(2,050)
Net increase (decrease) in net assets resulting from contract transactions	12,208	9,472	3,393	1,855

Net increase (decrease) in net assets	16,069	1,999	3,679	1,028

Net Assets:
Beginning of period	54,644	52,645	2,380	1,352
End of period	$70,713	$54,644	$6,059	$2,380

Units issued during the period	623	511	445	212
Units redeemed during the period	(569)	(473)	(251)	(132)
Net units issued (redeemed) during period	54	38	194	80

	Inflation Protection Division		High Yield Bond Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$755	$457	$1,354	$1,114
Net realized gains (losses)	(176)	341	(174)	(121)
Net change in unrealized appreciation/(depreciation)	26	(2,601)	1,730	(3,328)
Net increase (decrease) in net assets resulting from operations	605	(1,803)	2,910	(2,335)

Contract Transactions:
Policy owners’ net payments	3,115	2,632	3,737	3,131
Policy loans, surrenders and death benefits	(623)	(207)	(984)	(399)
Mortality and other (net)	(731)	(599)	(926)	(753)
Transfers from other divisions or sponsor	28,796	23,208	33,494	25,423
Transfers to other divisions or sponsor	(29,050)	(21,042)	(31,609)	(24,880)
Net increase (decrease) in net assets resulting from contract transactions	1,507	3,992	3,712	2,522

Net increase (decrease) in net assets	2,112	2,189	6,622	187

Net Assets:
Beginning of period	14,593	12,404	19,882	19,695
End of period	$16,705	$14,593	$26,504	$19,882

Units issued during the period	2,031	1,646	613	514
Units redeemed during the period	(1,936)	(1,408)	(554)	(473)
Net units issued (redeemed) during period	95	238	59	41

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Multi-Sector Bond Division		Balanced Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$1,115	$1,434	$163	$350
Net realized gains (losses)	(567)	(153)	(389)	557
Net change in unrealized appreciation/(depreciation)	3,600	(6,817)	1,206	(2,323)
Net increase (decrease) in net assets resulting from operations	4,148	(5,536)	980	(1,416)

Contract Transactions:
Policy owners’ net payments	8,631	7,502	1,365	935
Policy loans, surrenders and death benefits	(1,808)	(629)	(296)	(103)
Mortality and other (net)	(2,082)	(1,652)	(366)	(316)
Transfers from other divisions or sponsor	76,920	56,579	11,570	7,946
Transfers to other divisions or sponsor	(72,445)	(54,248)	(13,458)	(7,727)
Net increase (decrease) in net assets resulting from contract transactions	9,216	7,552	(1,185)	735

Net increase (decrease) in net assets	13,364	2,016	(205)	(681)

Net Assets:
Beginning of period	36,494	34,478	9,131	9,812
End of period	$49,858	$36,494	$8,926	$9,131

Units issued during the period	4,521	3,559	50	40
Units redeemed during the period	(4,048)	(3,174)	(55)	(36)
Net units issued (redeemed) during period	473	385	(5)	4

	Asset Allocation Division		Fidelity VIP Mid Cap Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$63	$84	$148	$108
Net realized gains (losses)	176	188	692	1,346
Net change in unrealized appreciation/(depreciation)	234	(652)	2,523	(4,716)
Net increase (decrease) in net assets resulting from operations	473	(380)	3,363	(3,262)

Contract Transactions:
Policy owners’ net payments	304	302	3,121	2,538
Policy loans, surrenders and death benefits	(102)	3	(924)	(311)
Mortality and other (net)	(97)	(82)	(739)	(665)
Transfers from other divisions or sponsor	2,322	2,219	35,359	31,937
Transfers to other divisions or sponsor	(2,392)	(1,580)	(34,744)	(31,132)
Net increase (decrease) in net assets resulting from contract transactions	35	862	2,073	2,367

Net increase (decrease) in net assets	508	482	5,436	(895)

Net Assets:
Beginning of period	2,939	2,457	20,754	21,649
End of period	$3,447	$2,939	$26,190	$20,754

Units issued during the period	104	85	495	490
Units redeemed during the period	(102)	(59)	(467)	(460)
Net units issued (redeemed) during period	2	26	28	30

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	Fidelity VIP Contrafund Division		AMT Sustainable Equity Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$317	$250	$123	$115
Net realized gains (losses)	2,851	2,511	841	2,615
Net change in unrealized appreciation/(depreciation)	13,787	(15,127)	7,179	(7,305)
Net increase (decrease) in net assets resulting from operations	16,955	(12,366)	8,143	(4,575)

Contract Transactions:
Policy owners’ net payments	16,614	12,474	9,720	7,033
Policy loans, surrenders and death benefits	(2,705)	(1,165)	(1,276)	(516)
Mortality and other (net)	(3,740)	(2,628)	(2,164)	(1,533)
Transfers from other divisions or sponsor	123,741	85,997	79,277	55,754
Transfers to other divisions or sponsor	(124,247)	(79,960)	(78,521)	(52,519)
Net increase (decrease) in net assets resulting from contract transactions	9,663	14,718	7,036	8,219

Net increase (decrease) in net assets	26,618	2,352	15,179	3,644

Net Assets:
Beginning of period	45,476	43,124	26,355	22,711
End of period	$72,094	$45,476	$41,534	$26,355

Units issued during the period	3,722	2,925	2,706	2,073
Units redeemed during the period	(3,463)	(2,512)	(2,494)	(1,812)
Net units issued (redeemed) during period	259	413	212	261

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$49	$34	$33	$9
Net realized gains (losses)	158	488	(127)	89
Net change in unrealized appreciation/(depreciation)	1,228	(1,881)	711	(864)
Net increase (decrease) in net assets resulting from operations	1,435	(1,359)	617	(766)

Contract Transactions:
Policy owners’ net payments	498	434	494	431
Policy loans, surrenders and death benefits	(319)	(116)	(290)	62
Mortality and other (net)	(147)	(115)	(143)	(131)
Transfers from other divisions or sponsor	8,003	6,898	5,060	4,226
Transfers to other divisions or sponsor	(7,594)	(6,924)	(4,840)	(4,155)
Net increase (decrease) in net assets resulting from contract transactions	441	177	281	433

Net increase (decrease) in net assets	1,876	(1,182)	898	(333)

Net Assets:
Beginning of period	5,230	6,412	4,297	4,630
End of period	$7,106	$5,230	$5,195	$4,297

Units issued during the period	232	251	123	121
Units redeemed during the period	(220)	(245)	(117)	(111)
Net units issued (redeemed) during period	12	6	6	10

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	International Developed Markets Division		Strategic Bond Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$237	$-	$643	$445
Net realized gains (losses)	100	291	(506)	(176)
Net change in unrealized appreciation/(depreciation)	2,287	(2,306)	745	(2,983)
Net increase (decrease) in net assets resulting from operations	2,624	(2,015)	882	(2,714)

Contract Transactions:
Policy owners’ net payments	2,355	2,434	4,013	3,339
Policy loans, surrenders and death benefits	(849)	(503)	(766)	(407)
Mortality and other (net)	(657)	(531)	(1,014)	(818)
Transfers from other divisions or sponsor	22,578	18,367	45,410	34,359
Transfers to other divisions or sponsor	(21,716)	(17,642)	(43,086)	(33,989)
Net increase (decrease) in net assets resulting from contract transactions	1,711	2,125	4,557	2,484

Net increase (decrease) in net assets	4,335	110	5,439	(230)

Net Assets:
Beginning of period	15,401	15,291	18,151	18,381
End of period	$19,736	$15,401	$23,590	$18,151

Units issued during the period	1,012	1,061	2,036	1,613
Units redeemed during the period	(945)	(972)	(1,851)	(1,517)
Net units issued (redeemed) during period	67	89	185	96

	Global Real Estate Securities Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$924	$523	$12	$14
Net realized gains (losses)	(123)	238	(107)	4
Net change in unrealized appreciation/(depreciation)	4,994	(13,143)	178	(154)
Net increase (decrease) in net assets resulting from operations	5,795	(12,382)	83	(136)

Contract Transactions:
Policy owners’ net payments	12,929	10,120	46	72
Policy loans, surrenders and death benefits	(1,594)	(936)	(54)	(2)
Mortality and other (net)	(2,797)	(2,128)	(16)	(19)
Transfers from other divisions or sponsor	106,622	77,667	220	361
Transfers to other divisions or sponsor	(100,370)	(72,613)	(195)	(333)
Net increase (decrease) in net assets resulting from contract transactions	14,790	12,110	1	79

Net increase (decrease) in net assets	20,585	(272)	84	(57)

Net Assets:
Beginning of period	42,483	42,755	734	791
End of period	$63,068	$42,483	$818	$734

Units issued during the period	2,302	1,626	45	32
Units redeemed during the period	(2,022)	(1,413)	(45)	(28)
Net units issued (redeemed) during period	280	213	-	4

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

NORTHWESTERN MUTUAL VARIABLE LIFE ACCOUNT II

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Growth Strategy Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$43	$58	$32	$46
Net realized gains (losses)	(287)	44	(11)	77
Net change in unrealized appreciation/(depreciation)	677	(750)	616	(772)
Net increase (decrease) in net assets resulting from operations	433	(648)	637	(649)

Contract Transactions:
Policy owners’ net payments	200	276	430	286
Policy loans, surrenders and death benefits	(496)	(5)	(299)	(140)
Mortality and other (net)	(62)	(68)	(96)	(73)
Transfers from other divisions or sponsor	811	1,123	2,629	3,228
Transfers to other divisions or sponsor	(890)	(1,116)	(2,636)	(2,830)
Net increase (decrease) in net assets resulting from contract transactions	(437)	210	28	471

Net increase (decrease) in net assets	(4)	(438)	665	(178)

Net Assets:
Beginning of period	3,162	3,600	3,394	3,572
End of period	$3,158	$3,162	$4,059	$3,394

Units issued during the period	139	88	213	188
Units redeemed during the period	(162)	(79)	(211)	(165)
Net units issued (redeemed) during period	(23)	9	2	23

	LifePoints Equity Growth Strategy Division		Credit Suisse Trust Commodity Return Strategy Division
	Year Ended December 31, 2023	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2022
Operations:
Net investment income (loss)	$7	$13	$6,786	$4,762
Net realized gains (losses)	(65)	17	(193)	751
Net change in unrealized appreciation/(depreciation)	252	(225)	(9,753)	(1,319)
Net increase (decrease) in net assets resulting from operations	194	(195)	(3,160)	4,194

Contract Transactions:
Policy owners’ net payments	161	188	10,082	7,693
Policy loans, surrenders and death benefits	(190)	(73)	(1,192)	(677)
Mortality and other (net)	(46)	(57)	(2,139)	(1,808)
Transfers from other divisions or sponsor	479	788	78,455	57,585
Transfers to other divisions or sponsor	(439)	(752)	(74,240)	(60,275)
Net increase (decrease) in net assets resulting from contract transactions	(35)	94	10,966	2,518

Net increase (decrease) in net assets	159	(101)	7,806	6,712

Net Assets:
Beginning of period	999	1,100	31,984	25,272
End of period	$1,158	$999	$39,790	$31,984

Units issued during the period	80	58	13,827	9,739
Units redeemed during the period	(83)	(52)	(12,148)	(9,370)
Net units issued (redeemed) during period	(3)	6	1,679	369

The Accompanying Notes are an Integral Part of the Financial Statements.

Notes to Financial Statements

1.	Organization

Northwestern Mutual Variable Life Account II (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company “Northwestern Mutual” or “sponsor”) used to fund variable life insurance policies (“the Policies”).

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., Fidelity Variable Insurance Products Fund, Neuberger Berman Advisers Management Trust, Russell Investment Funds and Credit Suisse Trust (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the Account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

Variable Universal Life Plus and Executive Variable Universal Life II policies were offered starting November 11, 2019. New sales of Custom Variable Universal Life, Executive Variable Universal Life and Survivorship Variable Universal Life which invest in the Account were discontinued in 2019; however, premium payments made by policyowners existing at that date will continue to be recorded by the Account.

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

B.

Investment Valuation – The shares are valued at the Funds’ offering and redemption prices per share. As of December 31, 2023, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). All changes in fair value are recorded as change in unrealized appreciation/(depreciation) of investments during the period in the statements of operations of the applicable Division.

C.

Investment Income, Securities Transactions and Policy Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are reinvested in additional shares of the respective portfolios of the Funds and are recorded on the ex–date of the dividends. The Policies are eligible to receive policy dividends from Northwestern Mutual. Any policy dividends reinvested in the Account are reflected in Policyowners’ net payments in the accompanying financial statements.

D.	Due to Participants – Upon notification of death of the policyowner, a liability is recorded and is included in Due to Participants in the accompanying financial statements.

E.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The Policies, which are funded in the Account, are taxed as part of the operations of Northwestern Mutual. Currently, there is no charge being made against the assets of the Account for federal income taxes, but Northwestern Mutual reserves the right to charge for taxes in the future.

Notes to Financial Statements

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2023 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$7,176	$4,465
Focused Appreciation Division	16,073	10,160
Large Cap Core Stock Division	3,964	1,878
Large Cap Blend Division	1,047	597
Index 500 Stock Division	184,341	66,639
Large Company Value Division	4,094	1,859
Domestic Equity Division	28,810	8,980
Equity Income Division	6,126	3,046
Mid Cap Growth Stock Division	3,906	2,934
Index 400 Stock Division	38,255	12,483
Mid Cap Value Division	20,913	5,992
Small Cap Growth Stock Division	11,471	4,551
Index 600 Stock Division	23,178	7,183
Small Cap Value Division	6,191	2,875
International Growth Division	26,148	10,127
Research International Core Division	31,695	10,475
International Equity Division	30,569	12,163
Emerging Markets Equity Division	36,115	10,614
Government Money Market Division	120,258	124,845
Short-Term Bond Division	8,093	3,919
Select Bond Division	23,321	9,393
Long-Term U.S. Government Bond Division	5,447	1,930
Inflation Protection Bond Division	5,951	3,686
High Yield Bond Division	8,273	3,202
Multi-Sector Bond Division	17,089	6,754
Balanced Division	3,661	4,380
Asset Allocation Division	1,234	946
Fidelity VIP Mid Cap Division	5,904	3,013
Fidelity VIP Contrafund Division	23,862	11,618
AMT Sustainable Equity Division	12,994	5,249
U.S. Strategic Equity Division	1,406	780
U.S. Small Cap Equity Division	1,262	915
International Developed Markets Division	4,917	2,873
Strategic Bond Division	9,331	4,124
Global Real Estate Securities Division	21,640	5,836
LifePoints Moderate Strategy Division	615	602
LifePoints Balanced Strategy Division	1,511	1,902
LifePoints Growth Strategy Division	1,120	1,032
LifePoints Equity Growth Strategy Division	505	523
Credit Suisse Trust Commodity Return Strategy Division	23,058	5,487

Notes to Financial Statements

4.	Expenses and Related Party Transactions

A monthly deduction for policy and service charges is paid to Northwestern Mutual. This monthly deduction includes charges for the cost of insurance, administrative fees, underwriting, and other charges for optional benefits.

Certain deductions are also made from the annual, single or other premiums before amounts are allocated to the Account. These deductions are for sales load, administrative expenses, taxes and a risk charge for the guaranteed death benefit among other charges which are detailed in the Prospectus.

The charges noted are reflected as a reduction in units and are included in Mortality and other in the accompanying financial statements.

5.	Subsequent Events

Management has determined that no subsequent events have occurred that would require recognition in the financial statements.

Notes to Financial Statements

6. Financial Highlights

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average	Expense	Total
	(000’s)	Unit Value	(000’s)	Net Assets	Ratio (1)	Return (1)
Growth Stock Division
2023	210	$139.569955	$29,372	0.04%	0.00%	49.69%
2022	188	93.238655	17,635	0.00	0.00	(38.70)
2021	162	152.095850	24,574	0.00 (2)	0.00	16.67
2020	151	130.365531	19,625	0.67	0.00	34.97
2019	140	96.585761	13,453	0.67	0.00	29.68
Focused Appreciation Division
2023	484	$118.287914	$57,112	0.00%	0.00%	50.99%
2022	455	78.340181	35,657	0.01	0.00	(27.83)
2021	363	108.543824	39,390	0.17	0.00	18.90
2020	326	91.289389	29,745	0.54	0.00	32.55
2019	320	68.873586	22,056	0.66	0.00	31.97
Large Cap Core Stock Division
2023	173	$102.503654	$17,779	1.02%	0.00%	25.78%
2022	166	81.491845	13,529	0.89	0.00	(18.88)
2021	162	100.458713	16,334	0.80	0.00	25.10
2020	154	80.301917	12,402	1.23	0.00	22.74
2019	122	65.424142	8,029	1.20	0.00	31.19
Large Cap Blend Division
2023	120	$28.807476	$3,464	0.85%	0.00%	20.61%
2022	114	23.885115	2,719	0.63	0.00	(13.78)
2021	104	27.701179	2,889	0.66	0.00	18.46
2020	99	23.385328	2,320	5.26	0.00	10.05
2019	103	21.249241	2,194	1.14	0.00	23.97
Index 500 Stock Division
2023	2,152	$278.486028	$599,362	1.39%	0.00%	26.04%
2022	1,717	220.942531	379,418	1.30	0.00	(18.28)
2021	1,296	270.376034	350,068	1.28	0.00	28.45
2020	951	210.492951	200,054	1.65	0.00	18.18
2019	731	178.109105	130,083	1.64	0.00	31.18
Large Company Value Division
2023	310	$25.998412	$8,047	3.53%	0.00%	3.80%
2022	268	25.046912	6,738	3.29	0.00	(0.34)
2021	221	25.131615	5,543	1.21	0.00	21.92
2020	169	20.613433	3,500	2.16	0.00	2.64
2019	122	20.083819	2,467	2.33	0.00	27.66
Domestic Equity Division
2023	1,563	$43.787653	$68,429	1.98%	0.00%	3.71%
2022	1,175	42.219400	49,651	1.75	0.00	(2.99)
2021	978	43.518946	42,556	1.86	0.00	22.71
2020	814	35.463950	28,845	2.19	0.00	0.73
2019	628	35.207252	22,120	1.94	0.00	20.77
Equity Income Division
2023	422	$54.647956	$23,021	2.46%	0.00%	9.68%
2022	405	49.822897	20,134	2.08	0.00	(3.22)
2021	381	51.480302	19,694	2.08	0.00	25.70
2020	374	40.954303	15,352	4.82	0.00	1.20
2019	351	40.467475	14,243	2.34	0.00	26.61

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average	Expense	Total
	(000’s)	Unit Value	(000’s)	Net Assets	Ratio (1)	Return (1)
Mid Cap Growth Stock Division
2023	81	$187.130343	$15,059	0.25%	0.00%	14.96%
2022	75	162.785136	12,221	0.15	0.00	(23.77)
2021	65	213.536458	13,831	0.15	0.00	10.18
2020	62	193.811117	11,775	0.29	0.00	25.41
2019	56	154.540637	8,563	0.19	0.00	33.01
Index 400 Stock Division
2023	1,222	$94.269524	$115,257	1.35%	0.00%	16.21%
2022	984	81.117713	79,905	1.13	0.00	(13.31)
2021	763	93.570328	71,431	0.94	0.00	24.46
2020	645	75.180406	48,515	1.39	0.00	13.37
2019	501	66.313755	33,259	1.26	0.00	25.88
Mid Cap Value Division
2023	661	$64.869457	$42,867	2.48%	0.00%	6.26%
2022	506	61.046817	30,941	1.97	0.00	(1.15)
2021	412	61.756931	25,398	1.19	0.00	23.27
2020	330	50.098747	16,572	1.90	0.00	1.67
2019	274	49.276848	13,531	1.67	0.00	29.21
Small Cap Growth Stock Division
2023	403	$91.769113	$36,963	0.03%	0.00%	18.36%
2022	320	77.536313	24,759	0.00	0.00	(28.49)
2021	229	108.425869	24,760	0.02	0.00	4.11
2020	198	104.149054	20,575	0.11	0.00	33.47
2019	174	78.030714	13,664	0.10	0.00	35.69
Index 600 Stock Division
2023	1,698	$37.141211	$63,107	1.10%	0.00%	15.76%
2022	1,297	32.084276	41,611	1.04	0.00	(16.37)
2021	938	38.363170	35,995	0.78	0.00	26.22
2020	765	30.394793	23,248	1.83	0.00	10.93
2019	610	27.399696	16,709	0.26	0.00	22.44
Small Cap Value Division
2023	278	$65.324744	$18,135	0.53%	0.00%	13.85%
2022	240	57.377496	13,805	0.28	0.00	(18.53)
2021	205	70.431381	14,456	0.40	0.00	23.00
2020	198	57.260960	11,353	0.52	0.00	9.29
2019	190	52.395678	9,943	0.49	0.00	25.89
International Growth Division
2023	2,307	$36.704176	$84,673	0.89%	0.00%	20.77%
2022	1,896	30.392880	57,625	0.60	0.00	(23.13)
2021	1,335	39.539175	52,809	0.54	0.00	15.92
2020	1,049	34.110132	35,798	1.62	0.00	17.91
2019	912	28.928599	26,389	1.28	0.00	34.80
Research International Core Division
2023	5,150	$16.866535	$86,841	1.77%	0.00%	12.95%
2022	3,984	14.933069	59,507	2.31	0.00	(17.16)
2021	2,681	18.026460	48,334	1.15	0.00	12.07
2020	2,042	16.084924	32,859	2.14	0.00	13.46
2019	1,642	14.176293	23,290	1.75	0.00	28.25

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average	Expense	Total
	(000’s)	Unit Value	(000’s)	Net Assets	Ratio (1)	Return (1)
International Equity Division
2023	16,896	$6.414223	$108,372	3.10%	0.00%	16.09%
2022	14,315	5.525225	79,104	2.48	0.00	(6.83)
2021	11,683	5.930327	69,282	2.39	0.00	5.00
2020	9,047	5.647675	51,098	3.58	0.00	(2.71)
2019	7,341	5.804990	42,617	2.63	0.00	12.60
Emerging Markets Equity Division
2023	7,833	$12.445253	$97,483	2.25%	0.00%	6.91%
2022	5,851	11.640958	68,131	1.31	0.00	(25.28)
2021	3,640	15.578805	56,729	0.53	0.00	(4.55)
2020	2,809	16.321818	45,852	2.28	0.00	26.86
2019	2,361	12.866468	30,379	1.17	0.00	20.60
Government Money Market Division
2023	534	$46.208287	$24,671	4.70%	0.00%	4.84%
2022	674	44.076838	29,584	1.35	0.00	1.36
2021	473	43.483468	20,583	0.00 (2)	0.00	0.01
2020	512	43.480109	22,273	0.19	0.00	0.31
2019	490	43.345856	21,199	1.88	0.00	1.94
Short-Term Bond Division
2023	980	$14.012154	$13,705	2.23%	0.00%	5.26%
2022	704	13.311816	9,354	1.52	0.00	(4.52)
2021	439	13.941366	6,111	2.02	0.00	(0.10)
2020	290	13.954768	4,044	2.28	0.00	4.29
2019	269	13.380170	3,594	2.37	0.00	4.38
Select Bond Division
2023	291	$242.814128	$70,713	2.72%	0.00%	6.19%
2022	237	228.662825	54,644	1.76	0.00	(13.33)
2021	199	263.835614	52,645	2.18	0.00	(1.59)
2020	156	268.089237	41,789	2.75	0.00	8.98
2019	128	245.997917	31,508	2.93	0.00	8.65
Long-Term U.S. Government Bond Division
2023	327	$18.544732	$6,059	2.34%	0.00%	3.33%
2022	133	17.947739	2,380	1.67	0.00	(29.53)
2021	53	25.468271	1,352	0.63	0.00	(5.37)
2020	78	26.913884	2,104	1.47	0.00	17.37
2019	29	22.930587	672	1.56	0.00	13.17
Inflation Protection Division
2023	1,011	$16.529226	$16,705	4.86%	0.00%	3.90%
2022	916	15.909250	14,593	3.46	0.00	(12.96)
2021	678	18.278682	12,404	0.96	0.00	6.61
2020	444	17.146141	7,622	1.99	0.00	9.57
2019	314	15.648347	4,928	2.66	0.00	9.02
High Yield Bond Division
2023	395	$67.010934	$26,504	5.85%	0.00%	13.24%
2022	336	59.175445	19,882	5.71	0.00	(11.33)
2021	295	66.738383	19,695	5.40	0.00	5.31
2020	277	63.375613	17,574	5.84	0.00	6.64
2019	256	59.428074	15,208	5.74	0.00	14.97

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average	Expense	Total
	(000’s)	Unit Value	(000’s)	Net Assets	Ratio (1)	Return (1)
Multi-Sector Bond Division
2023	2,396	$20.807544	$49,858	2.61%	0.00%	9.71%
2022	1,923	18.966369	36,494	4.26	0.00	(15.39)
2021	1,538	22.416380	34,478	2.20	0.00	(0.08)
2020	1,082	22.433485	24,276	4.15	0.00	6.13
2019	867	21.138053	18,341	4.85	0.00	14.04
Balanced Division
2023	31	$289.897985	$8,926	2.11%	0.00%	13.07%
2022	36	256.387829	9,131	3.83	0.00	(14.14)
2021	32	298.595878	9,812	2.55	0.00	7.56
2020	34	277.610210	9,588	1.64	0.00	12.49
2019	31	246.784874	7,767	2.28	0.00	17.92
Asset Allocation Division
2023	96	$35.773230	$3,447	1.89%	0.00%	15.24%
2022	94	31.043666	2,939	3.10	0.00	(14.83)
2021	68	36.450275	2,457	2.30	0.00	10.45
2020	61	33.001529	2,006	2.36	0.00	13.43
2019	81	29.093477	2,361	2.16	0.00	21.08
Fidelity VIP Mid Cap Division
2023	302	$86.823851	$26,190	0.63%	0.00%	15.08%
2022	274	75.449401	20,754	0.53	0.00	(14.74)
2021	244	88.496791	21,649	0.63	0.00	25.60
2020	238	70.458211	16,725	0.62	0.00	18.07
2019	240	59.676525	14,289	0.70	0.00	23.17
Fidelity VIP Contrafund Division
2023	1,629	$44.291798	$72,094	0.52%	0.00%	33.45%
2022	1,370	33.189569	45,476	0.60	0.00	(26.31)
2021	957	45.041088	43,124	0.05	0.00	27.83
2020	785	35.233871	27,660	0.21	0.00	30.46
2019	675	27.008170	18,253	0.22	0.00	31.27
AMT Sustainable Equity Division
2023	1,088	$38.211229	$41,534	0.36%	0.00%	26.90%
2022	876	30.111716	26,355	0.49	0.00	(18.47)
2021	615	36.931533	22,711	0.40	0.00	23.48
2020	509	29.909730	15,225	0.62	0.00	19.56
2019	442	25.016087	11,086	0.44	0.00	25.88
U.S. Strategic Equity Division
2023	167	$42.832166	$7,106	0.79%	0.00%	26.29%
2022	155	33.915304	5,230	0.60	0.00	(20.86)
2021	149	42.853358	6,412	0.56	0.00	20.40
2020	154	35.592905	5,486	0.47	0.00	23.84
2019	148	28.741505	4,298	1.07	0.00	30.26
U.S. Small Cap Equity Division
2023	103	$50.617177	$5,195	0.69%	0.00%	13.61%
2022	97	44.554659	4,297	0.20	0.00	(15.96)
2021	87	53.013410	4,630	0.24	0.00	25.79
2020	85	42.144292	3,587	0.05	0.00	12.70
2019	74	37.394611	2,772	0.57	0.00	23.07

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Notes to Financial Statements

	As of the respective period end date:			For the respective period ended:
				Dividend
				Income as
	Units			a % of
	Outstanding		Net Assets	Average	Expense	Total
	(000’s)	Unit Value	(000’s)	Net Assets	Ratio (1)	Return (1)
International Developed Markets Division
2023	720	$27.400732	$19,736	1.34%	0.00%	16.26%
2022	653	23.567997	15,401	0.00	0.00	(13.04)
2021	564	27.103303	15,291	2.56	0.00	12.66
2020	490	24.058667	11,797	1.23	0.00	5.08
2019	455	22.896522	10,435	2.86	0.00	19.72
Strategic Bond Division
2023	922	$25.595678	$23,590	3.02%	0.00%	4.02%
2022	737	24.607660	18,151	2.53	0.00	(14.28)
2021	641	28.706174	18,381	0.93	0.00	(1.82)
2020	476	29.237785	13,904	1.83	0.00	8.43
2019	346	26.963899	9,330	2.84	0.00	9.19
Global Real Estate Securities Division
2023	1,093	$57.742240	$63,068	1.79%	0.00%	10.55%
2022	813	52.232355	42,483	1.30	0.00	(26.77)
2021	600	71.324137	42,755	4.90	0.00	27.19
2020	502	56.074809	28,128	1.52	0.00	(5.18)
2019	387	59.135972	22,972	5.30	0.00	21.64
LifePoints Moderate Strategy Division
2023	42	$19.156108	$818	1.52%	0.00%	11.32%
2022	42	17.208370	734	1.81	0.00	(15.65)
2021	38	20.401736	791	6.25	0.00	8.23
2020	24	18.849922	455	2.03	0.00	6.40
2019	7	17.716081	124	1.16	0.00	12.54
LifePoints Balanced Strategy Division
2023	150	$20.934448	$3,158	1.42%	0.00%	14.52%
2022	173	18.279960	3,162	1.78	0.00	(16.35)
2021	164	21.853460	3,600	5.39	0.00	13.04
2020	92	19.332571	1,784	2.15	0.00	7.65
2019	86	17.958473	1,543	1.57	0.00	16.45
LifePoints Growth Strategy Division
2023	185	$21.906336	$4,059	0.82%	0.00%	17.96%
2022	183	18.571091	3,394	1.41	0.00	(17.20)
2021	160	22.430026	3,572	4.69	0.00	17.44
2020	171	19.098502	3,262	1.62	0.00	9.75
2019	151	17.402048	2,622	0.70	0.00	18.06
LifePoints Equity Growth Strategy Division
2023	54	$21.082246	$1,158	0.63%	0.00%	19.52%
2022	57	17.639237	999	1.18	0.00	(17.68)
2021	51	21.427646	1,100	6.05	0.00	19.61
2020	36	17.914598	633	2.07	0.00	8.26
2019	26	16.548015	420	0.23	0.00	20.09
Credit Suisse Trust Commodity Return Strategy Division
2023	6,270	$6.345301	$39,790	18.82%	0.00%	(8.90	) %
2022	4,591	6.964941	31,984	15.32	0.00	16.34
2021	4,222	5.986523	25,272	5.89	0.00	28.49
2020	3,183	4.659188	14,828	5.59	0.00	(1.48)
2019	2,272	4.729147	10,747	0.88	0.00	6.69

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2023, 2022 and 2021

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2023 and 2022 and the related statutory statements of operations, changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2023.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Milwaukee, Wisconsin

February 13, 2024

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2023	2022

Assets:
Bonds	$191,692	$187,268
Mortgage loans	53,361	51,798
Policy loans	19,003	17,653
Common and preferred stocks	2,852	2,539
Real estate	2,877	2,906
Other investments	29,404	30,108
Cash and short-term investments	8,826	4,476

Total investments	308,015	296,748

Due and accrued investment income	2,429	2,262
Net deferred tax assets	2,372	2,109
Deferred premium and other assets	5,339	4,990
Admitted disallowed interest maintenance reserve	2,458	-
Separate account assets	38,216	34,281

Total assets	$358,829	$340,390

Liabilities and surplus:
Policy benefit reserves	$253,960	$242,443
Deposit funds	13,072	10,987
Policyowner dividends payable	7,370	6,820
Interest maintenance reserve	-	(212)
Asset valuation reserve	7,885	7,176
Other liabilities	8,016	9,010
Separate account liabilities	38,216	34,281

Total liabilities	328,519	310,505

Surplus:
Surplus notes	4,485	4,480
Special surplus fund	2,458	-
Unassigned surplus	23,367	25,405

Total surplus	30,310	29,885

Total liabilities and surplus	$358,829	$340,390

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2023	2022	2021

Revenue:
Premiums	$22,003	$22,288	$22,771
Net investment income	13,224	11,768	10,447
Other income	896	840	814

Total revenue	36,123	34,896	34,032

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	12,818	11,707	12,022
Net additions to policy benefit reserves	11,973	12,224	12,736
Net transfers from separate accounts	(1,007)	(490)	(805)

Total benefits	23,784	23,441	23,953

Commissions and operating expenses	4,216	4,158	4,048

Total benefits and expenses	28,000	27,599	28,001

Gain from operations before dividends and taxes	8,123	7,297	6,031

Policyowner dividends	7,371	6,833	6,522

Gain (loss) from operations before taxes	752	464	(491)
Income tax expense (benefit)	5	(160)	(1,166)

Net gain from operations	747	624	675
Net realized capital (losses) gains	(36)	288	303

Net income	$711	$912	$978

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2023	2022	2021

Beginning of year balance	$29,885	$29,283	$24,957

Net income	711	912	978

Change in net unrealized capital gains and losses	117	(1,549)	3,489

Change in net deferred tax assets	608	470	(476)

Change in nonadmitted assets	(305)	(71)	(579)

Change in asset valuation reserve	(709)	557	(371)

Change in surplus notes	5	5	902

Other surplus changes	(2)	278	383

Net increase in surplus	425	602	4,326

End of year balance	$30,310	$29,885	$29,283

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2023	2022	2021

Cash flows from operating activities:
Premiums and other income received	$15,560	$16,296	$17,146
Investment income received	11,466	10,456	10,345
Benefit and dividend payments to policyowners and beneficiaries	(12,301)	(10,703)	(10,983)
Net transfers from separate accounts	968	446	771
Commissions, expenses and taxes paid	(3,558)	(3,768)	(3,542)

Net cash provided by operating activities	12,135	12,727	13,737

Cash flows applied to investing activities:
Proceeds from investments sold or matured:
Bonds	36,091	40,363	53,499
Mortgage loans	4,025	3,368	2,868
Common and preferred stocks	403	2,241	2,741
Real estate	112	67	298
Other investments	1,995	4,536	4,213

Subtotal proceeds from investments	42,626	50,575	63,619

Cost of investments acquired:
Bonds	(40,581)	(51,983)	(65,845)
Mortgage loans	(5,603)	(6,679)	(9,259)
Common and preferred stocks	(356)	(1,013)	(1,083)
Real estate	(77)	(27)	(247)
Other investments	(4,213)	(5,747)	(4,303)

Subtotal cost of investments acquired	(50,830)	(65,449)	(80,737)

Net (outflows) inflows of policy loans	(1,107)	(152)	746

Net cash applied to investing activities	(9,311)	(15,026)	(16,372)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	-	-	897
Net inflows on deposit-type contracts	1,713	2,239	2,877
Other cash applied	(187)	750	(592)

Net cash provided by financing and miscellaneous sources	1,526	2,989	3,182

Net increase in cash and short-term investments	4,350	690	547

Cash and short-term investments, beginning of year	4,476	3,786	3,239

Cash and short-term investments, end of year	$8,826	$4,476	$3,786

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2023	2022	2021

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$6,543	$6,277	$6,011
Capitalized interest and payment in-kind investment income	890	835	848
Other policyowner contract activity	380	345	299
Employee benefit and compensation plan expenses	200	178	80

Investing:
Bond refinancings and exchanges	1,787	2,257	3,065
Mortgage loan refinancings and transfers	788	1,343	573
Net asset transfers with affiliated entities	2,017	1,088	94
Net policy loan activity	359	316	335
Net premium loan activity	144	115	131
Common stock exchanges	13	9	4
Other invested asset exchanges	1,174	6	113
Real estate exchange	-	-	27

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	349	444	567
Discount on surplus notes	5	5	5

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted, (8) current expected credit losses (CECL) are based on expected credit losses rather than incurred losses, and (9) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are material.

Reclassifications

Certain amounts in prior year financial statement balances and footnote disclosures have been reclassified to conform to the current year presentation.

Revisions were made to the statements of cash flows, reflecting the removal of certain non-cash transactions for the year ended December 31, 2022. “Investment income received” and “Cost of investment acquired: other investments” each decreased by $455 million. There was no change in beginning or ending cash balances for the year ended December 31, 2022.

Permitted Accounting Practice

The Company has been granted a permitted accounting practice from the Commissioner of Insurance of the State of Wisconsin, originally effective December 31, 2022, that allows for the full admissibility of the Company’s net negative interest maintenance reserve (IMR) balance. During 2023, the NAIC adopted Interpretation 23-01 Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), which allows the admission of a net negative IMR balance up to 10% of adjusted general account capital and surplus (10% threshold), subject to certain conditions. Subsequent to this adoption, the Company’s permitted practice was amended (effective December 31, 2023, until further notice) to reflect the Company being subject to the terms of the INT 23-01 provisions and the continued full admission of the Company’s total net negative IMR above the 10% threshold.

As of December 31, 2022, if the Company’s net negative IMR were to be disallowed, the Company’s IMR liability would have increased by $212 million and statutory surplus would have decreased by $212 million. As of December 31, 2023, 10% of adjusted capital and surplus per paragraph 9.a. of INT 23-01 was $2.6 billion. The Company’s net negative IMR did not exceed the 10% threshold, and therefore without the permitted practice, the Company’s IMR and surplus would be unchanged. Net income was not impacted by the permitted practice for the years ended December 31, 2023 and 2022.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Each permitted practice is subject to certain conditions, which were and have been met by the Company. As of December 31, 2023 and 2022, if the Company had not used the above permitted practice that differs from NAIC SAP, a risk-based capital regulatory event would not have been triggered. A reconciliation of the Company’s net income and surplus between NAIC SAP and practices prescribed and permitted by the state of Wisconsin is shown below:

	For the year ended December 31,
	2023	2022
	(in millions)
Net Income, Wisconsin State Basis	$711	$912

State Permitted Practices:
Allowance of net negative IMR	-	-

Net Income, NAIC SAP	$711	$912

	December 31,
	2023	2022
	(in millions)
Statutory Surplus, Wisconsin State Basis	$30,310	$29,885

State Permitted Practices:
Allowance of net negative IMR	-	(212)

Statutory Surplus, NAIC SAP	$30,310	$29,673

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner when applying for their policy or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Cash and Short-term Investments

Cash and short-term investments include cash deposits, securities that have maturities of one year or less at purchase, money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI). These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit Funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Interest Maintenance Reserve

The Company is required to maintain an IMR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the hedged item. See Note 1 for disclosure of the impact of the Company’s application of a permitted accounting practice for IMR.

INT 23-01 requires the following disclosures related to the admittance of net negative IMR. The following statements apply for the period ending December 31, 2023:

a. Fixed income investments generating IMR losses comply with the reporting entity’s documented investment or liability management policies.

b. IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with a reporting entity’s derivative use plans and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

c. Any deviation to the above statements was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

d. Asset sales were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

The Company does not maintain separate account IMR. The Company’s unamortized general account IMR balance represents 8% of its adjusted capital and surplus as of December 31, 2023. The Company established a special surplus fund equal to its admitted net negative IMR balance of $2,458 million as of December 31, 2023. At December 31, 2023, the unamortized IMR balance included $827 million of net capital losses ($1,785 million of capital gains offset by $2,612 million of capital losses) related to derivatives carried at fair value upon termination.

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long-term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $30 million and $28 million at December 31, 2023 and 2022, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $96 million and $78 million, respectively. Non-operating system software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $552 million and $469 million at December 31, 2023 and 2022, respectively. Depreciation expense for IT equipment and software totaled $198 million, $179 million and $160 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $99 million and $116 million at December 31, 2023 and 2022, respectively. Depreciation expense for furniture, fixtures and equipment totaled $16 million, $18 million and $17 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Corporate Owned Life Insurance

Through a wholly-owned subsidiary, the Company indirectly holds corporate-owned life insurance (COLI) to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses. See Note 3 for more information regarding COLI.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, prepaid expense, and certain equity-method investments in entities for which audits are not performed, are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

Foreign Currency Translation

The majority of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, stocks, and other investments denominated in foreign currencies. The Company also has outstanding funding agreements denominated in a foreign currency under the Funding Agreement Backed Note (FABN) program described in Note 5. Investments or funding agreements denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment or funding agreement is sold or matures, or if the related investment is determined to be other-than-temporarily impaired, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt or payment of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Subsequent Events

The Company has evaluated events subsequent to December 31, 2023 through February 13, 2024, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2023 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

In February 2024, prior to the issuance of the financial statements, the Company received notice of surrender of a bank’s life insurance policies due to bank failure. The aggregate cash surrender value of the policies is approximately $1,127 million. The Company does not consider the surrender to be material to its financial position or results of operations.

3.	Investments

Bonds

The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related designations. Bonds designated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds designated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified funds include certain SVO approved bond exchange-traded fund investments and are reported at fair value. The interest method is used to amortize any purchase premium or discount, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually, with the retrospective method used to adjust net investment income for changes in the estimated yield to maturity.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The statement value and fair value of bonds at December 31, 2023 and 2022, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2023	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$4,189	$3	$(323)	$3,869
States, territories, and possessions	934	10	(51)	893
Political subdivisions	365	9	(17)	357
Special revenue and assessments	18,592	141	(1,910)	16,823
All foreign governments	2,670	38	(152)	2,556
Hybrid securities	482	5	(18)	469
SVO-identified funds	21	-	-	21
Industrial and miscellaneous	164,439	1,491	(11,447)	154,483

Total bonds	$191,692	$1,697	$(13,918)	$179,471

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

December 31, 2022	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value

	(in millions)
U.S. Government	$5,027	$37	$(400)	$4,664
States, territories, and possessions	807	6	(68)	745
Political subdivisions	324	4	(27)	301
Special revenue and assessments	17,951	51	(2,467)	15,535
All foreign governments	2,465	6	(318)	2,153
Hybrid securities	436	4	(32)	408
SVO-identified funds	—	—	—	—
Industrial and miscellaneous	160,258	439	(18,389)	142,308

Total bonds	$187,268	$547	$(21,701)	$166,114

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

Statement value of bonds by SVO designation category at December 31, 2023 and 2022 was as follows:

December 31, 2023	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,189	$-	$-	$-	$-	$-	$4,189

States, territories, and possessions	934	-	-	-	-	-	934

Political subdivisions	365	-	-	-	-	-	365

Special revenue and assessments	18,467	102	23	-	-	-	18,592

All foreign governments	1,037	1,608	21	4	-	-	2,670

Hybrid securities	-	395	85	2	-	-	482

SVO-identified funds	-	21	-	-	-	-	21

Industrial and miscellaneous	86,864	64,416	5,411	4,427	3,047	274	164,439

Total bonds	$111,856	$66,542	$5,540	$4,433	$3,047	$274	$191,692

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

December 31, 2022	SVO Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$5,027	$-	$-	$-	$-	$-	$5,027

States, territories, and possessions	616	191	-	-	-	-	807

Political subdivisions	320	4	-	-	-	-	324

Special revenue and assessments	17,843	83	25	-	-	-	17,951

All foreign governments	964	1,473	21	7	-	-	2,465

Hybrid securities	-	342	94	-	-	-	436

SVO-identified funds	-	-	-	-	-	-	-

Industrial and miscellaneous	81,328	65,656	5,740	4,485	2,890	159	160,258

Total bonds	$106,098	$67,749	$5,880	$4,492	$2,890	$159	$187,268

Based on statement value, 93% of the Company’s bond portfolio was designated investment grade (i.e., designated 1 or 2 by the SVO) at each of December 31, 2023 and 2022.

Statement value and fair value of structured securities at December 31, 2023 and 2022, aggregated by investment grade or below investment grade (i.e., designated 3, 4, 5 or 6 by the SVO), were as follows:

December 31, 2023	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)			(in millions)	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$14,434	$12,995	$ -	$ -	$14,434	$12,995
Other prime	165	158	-	-	165	158
Other below-prime	1,674	1,587	2	1	1,676	1,588
Commercial mortgage-backed:
U.S. Government agencies	33	30	-	-	33	30
Conduit	5,497	5,120	57	44	5,554	5,164
Other asset-backed	18,252	17,858	59	60	18,311	17,918

Total structured securities	$40,055	$37,748	$ 118	$105	$40,173	$37,853

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

December 31, 2022	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)		(in millions)		(in millions)
Residential mortgage-backed:
U.S. Government agencies	$14,176	$12,270	$—	$—	$14,176	$12,270
Other prime	209	192	—	—	209	192
Other below-prime	1,578	1,432	2	2	1,580	1,434
Commercial mortgage-backed:
U.S. Government agencies	72	65	—	—	72	65
Conduit	5,672	5,185	26	20	5,698	5,205
Other asset-backed	16,905	16,035	137	115	17,042	16,150

Total structured securities	$38,612	$35,179	$165	$137	$38,777	$35,316

Based on statement value, over 99% of the Company’s structured securities portfolio was designated as investment grade at each of December 31, 2023 and 2022. Based on statement value, the Company’s investment in residential mortgage-backed securities issued by U.S. Government agencies was 8% of total bond investments at each of December 31, 2023 and 2022.

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2023 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$13,225	$13,157

Due after one year through five years	46,428	45,079

Due after five years through ten years	51,675	49,168

Due after ten years	87,628	79,330

Total	$198,956	$186,734

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $129 million and $161 million at December 31, 2023 and 2022, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2023 and 2022 was as follows:

December 31, 2023	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$9,032	$2,956	$6,183	$10,074	$-	$28,245

Office	2,769	357	1,353	3,058	-	7,537

Retail	1,467	301	1,176	1,451	-	4,395

Warehouse/Industrial	2,878	1,145	511	3,264	135	7,933

Manufactured housing	318	371	2,102	1,647	204	4,642

Other	196	195	88	130	-	609

Total	$16,660	$5,325	$11,413	$19,624	$339	$53,361

December 31, 2022	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$8,483	$2,844	$5,752	$10,336	$-	$27,415

Office	3,187	579	1,019	3,540	-	8,325

Retail	1,896	495	1,232	1,505	-	5,128

Warehouse/Industrial	2,044	1,125	420	2,582	147	6,318

Manufactured housing	286	309	1,652	1,595	204	4,046

Other	174	211	27	154	-	566

Total	$16,070	$5,563	$10,102	$19,712	$351	$51,798

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $2.2 billion and $2.9 billion at December 31, 2023 and 2022, respectively.

Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2023 and 2022 is summarized below.

For mortgage loans originated or refinanced during:	2023	2022

Minimum interest rate	3.78%	2.37%

Maximum interest rate	8.73%	7.38%

Weighted-average LTV	53%	54%

Maximum LTV	132%	69%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. For loans originated and refinanced during the year ended December 31, 2023, the maximum LTV ratio of 132% was due to one loan with a statement value of less

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

than $1 million. Excluding this loan, the highest LTV ratio was 69% related to a loan with a statement value of $65 million. At December 31, 2023 and 2022, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 55% and 53%, respectively.

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2023 and 2022 was as follows:

December 31, 2023	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$8,291	$17,003	$2,870	$81	$28,245

Office	2,616	3,278	1,056	587	7,537

Retail	826	3,043	381	145	4,395

Warehouse/Industrial	2,971	4,898	64	-	7,933

Manufactured housing	2,304	2,277	61	-	4,642

Other	443	102	-	64	609

Total	$17,451	$30,601	$4,432	$877	$53,361

December 31, 2022	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$10,631	$15,340	$1,408	$36	$27,415

Office	3,549	3,606	805	365	8,325

Retail	1,476	2,686	627	339	5,128

Warehouse/Industrial	2,631	3,664	23	-	6,318

Manufactured housing	2,466	1,580	-	-	4,046

Other	325	176	-	65	566

Total	$21,078	$27,052	$2,863	$805	$51,798

The aggregate statement value of mortgage loans with LTV in excess of 100% was $346 million and $272 million at December 31, 2023 and December 31, 2022, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

reported value of the mortgage loan is reduced. The Company recognized no capital losses related to troubled debt restructuring of mortgage loans for the years ended December 31, 2023, 2022 and 2021, respectively. The Company had no mortgage loans at either of December 31, 2023 or December 31, 2022 that were considered “restructured.”

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2023 or 2022. The Company had one foreclosed mortgage loan in 2023 and none in 2022. All remaining mortgage loans were current on principal payments and contractual interest as of December 31, 2023 while one loan was in default as of December 31, 2022. The Company recognized other-than-temporary impairment losses on mortgage loans of $37 million and $25 million for the years ended December 31, 2023 and 2022, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2,395 million and $2,361 million included in the statutory statements of financial position at December 31, 2023 and 2022, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks designated 1, 2 or 3 by the SVO are reported at amortized cost. Redeemable preferred stocks designated 4, 5 or 6 by the SVO are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2023 and 2022, the statutory statements of financial position included $457 million and $178 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income or the present value of future cash flows generated by the property.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2023 and 2022 was as follows:

December 31, 2023	East	Midwest	South	West	Total

	(in millions)

Apartment	$301	$165	$247	$724	$1,437

Office	207	563	49	-	819

Warehouse/Industrial	293	-	-	200	493

Other	16	13	99	-	128

Total	$817	$741	$395	$924	$2,877

December 31, 2022	East	Midwest	South	West	Total

	(in millions)

Apartment	$308	$172	$275	$745	$1,500

Office	208	558	50	-	816

Warehouse/Industrial	254	-	-	203	457

Other	16	15	102	-	133

Total	$786	$745	$427	$948	$2,906

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $563 million and $558 million at December 31, 2023 and 2022, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, securities or real estate partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The statement value of other investments held directly or indirectly by the Company at December 31, 2023 and 2022 was as follows:

	December 31,
	2023	2022

	(in millions)

Securities partnerships and LLCs	$12,405	$12,075

Common and preferred stocks	3,706	3,384

Real estate JVs, partnerships and LLCs	3,683	3,453

Bonds	2,282	4,470

Derivative instruments	1,302	1,680

COLI	1,230	1,037

Cash and short-term investments	1,142	795

Wholly owned real estate	1,099	1,070

Low income housing tax credit properties	727	721

Structured settlements	623	749

Other net assets (liabilities)	1,205	674

Total	$29,404	$30,108

As of December 31,2023, Other net assets (liabilities) above includes a $708 million receivable for the sale of limited partnership interests to an unaffiliated entity.

For securities partnerships and LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit properties, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit properties had 13 years of unexpired credits at December 31, 2023 and 2022, respectively. The required holding period for tax credit properties is 15 years. The amount of tax credits and other tax benefits recognized during 2023 and 2022 were $167 million and $161 million, respectively. See Note 10 for more information regarding the Company’s use of tax credits. See Note 4 for more information regarding the Company’s use of derivatives.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2023 and 2022, the value of wholly-owned SCA investments were as follows:

	December 31, 2023			December 31, 2022

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value
		(in millions)			(in millions)

NM Wealth Management Company	$257	$-	$257	$252	$-	$252

Total common stock SCAs [1]	257	-	257	252	-	252

NML Securities Holdings, LLC	14,574	-	14,574	13,299	-	13,299

NML Real Estate Holdings, LLC	1,225	-	1,225	2,145	-	2,145

QOZ Holding Company, LLC	473	-	473	389	-	389

NM Investment Services, LLC	203	-	203	170	-	170

NM Pebble Valley, LLC	179	-	179	90	-	90

NM GP Holdings, LLC	70	14	56	67	15	52

Wysh Holdings, LLC [3]	43	3	40	68	3	65

Lake Emily Holdings, LLC	39	-	39	64	-	64

Mason Street Advisors, LLC	30	30	-	79	79	-

NM-SAS, LLC	7	4	3	9	6	3

NM Investment Management Company, LLC	4	4	-	130	130	-

NM Career Distribution Holdings, LLC	3	3	-	1	1	-

GRO-SUB, LLC	2	2	-	2	2	-

NM Investment Holdings, LLC	-	-	-	1,335	-	1,335

Total other investment SCAs [2]	16,852	60	16,792	17,848	236	17,612

Total investments in SCAs	$17,109	$60	$17,049	$18,100	$236	$17,864

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.
[3]	Audited financial statements were not available for this entity as of December 31, 2023. A waiver was obtained to admit these assets.

Investment filings for all common stock SCAs were submitted to the NAIC during 2023. In all cases, the NAIC accepted the statement value.

Net Investment Income

The sources of net investment income for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,

	2023	2022	2021

		(in millions)

Bonds	$8,044	$6,566	$6,286

Mortgage loans	2,123	1,899	1,829

Common and preferred stocks	196	183	194

Real estate	322	310	279

Other investments	2,532	2,351	1,200

Policy loans	1,224	1,143	1,148

Amortization of IMR	(61)	292	422

Gross investment income	14,380	12,744	11,358

Less: investment expenses	1,156	976	911

Net investment income	$13,224	$11,768	$10,447

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For the years ended December 31, 2023, 2022 and 2021 bond investment income included $12 million, $51 million and $392 million of prepayment fees, respectively, generated as a result of 43, 175 and 321 securities, respectively, tendered or otherwise redeemed as a result of a callable feature. As of December 31, 2023, the Company had $406 million of aggregate cumulative paid-in-kind interest included in the current principal value of bonds and mortgage loans in the statement of financial position.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

Realized capital gains and losses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2023			December 31, 2022			December 31, 2021

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

		(in millions)			(in millions)			(in millions)

Bonds	$202	$(2,868)	$(2,666)	$241	$(3,614)	$(3,373)	$1,637	$(395)	$1,242
Mortgage loans	3	(41)	(38)	-	(28)	(28)	-	(2)	(2)
Common and preferred stocks	104	(21)	83	395	(112)	283	494	(39)	455
Real estate	58	-	58	23	(99)	(76)	153	(42)	111
Other investments	821	(1,073)	(252)	2,154	(2,403)	(249)	1,506	(1,220)	286

Subtotal	$1,188	$(4,003)	(2,815)	$2,813	$(6,256)	(3,443)	$3,790	$(1,698)	2,092

Less: IMR net gains (losses) before taxes			(2,921)			(3,902)			1,556
Less: Capital gains tax expense (benefit)			142			171			233

Net realized capital gains (losses)			$(36)			$288			$303

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $26 billion, $28 billion, and $36 billion for the years ended December 31, 2023, 2022 and 2021, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,
	2023	2022	2021
		(in millions)

Bonds	(80)	(107)	(62)

Common and preferred stocks	(10)	(17)	(2)

Mortgage loans	(37)	(25)	-

Real estate	-	(99)	(39)

Other investments	(32)	-	(8)

Total	$(159)	$(248)	$(111)

In addition to the realized capital losses above, $99 million, $11 million and $61 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2023, 2022 and 2021, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Changes in net unrealized capital gains and losses for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,

	2023	2022	2021
	(in millions)

Bonds	$462	$(1,016)	$(470)

Mortgage loans	6	(20)	(10)

Common and preferred stocks	221	(728)	260

Deposit funds	(24)	—	—

Other investments	(487)	81	3,969

Subtotal	178	(1,683)	3,749

Change in deferred taxes	(61)	134	(260)

Change in net unrealized capital gains and losses	$117	$(1,549)	$3,489

Changes in net unrealized capital gains and losses for the years ended December 31, 2023, 2022 and 2021 included the reversal of previously unrealized capital gains of $(1,920) million, $(1,461) million and $(236) million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated non-insurance subsidiaries.

The amortized cost and fair value of bonds and common and preferred stocks for which fair value declined and remained below cost at December 31, 2023 and 2022 were as follows:

	December 31, 2023

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$5,679	$5,499	$(180)	$111,062	$99,027	$(12,035)

Structured securities	1,643	1,630	(13)	26,805	24,302	(2,503)

Common and preferred stocks	65	58	(7)	317	278	(39)

Total	$7,387	$7,187	$(200)	$138,184	$123,607	$(14,577)

	December 31, 2022

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$88,076	$78,708	$(9,368)	$50,675	$40,648	$(10,027)

Structured securities	21,529	20,241	(1,288)	15,104	12,900	(2,204)

Common and preferred stocks	601	524	(77)	37	26	(11)

Total	$110,206	$99,473	$(10,733)	$65,816	$53,574	$(12,242)

Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances. These declines in fair value were primarily attributable to the impact of higher market interest rates with no specific credit concerns. As of December 31, 2023, the Company does not intend to sell these securities and believes it has the ability to hold these securities until the anticipated recovery of the remaining amortized cost basis.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of “5GI” to such securities for reporting purposes. At December 31, 2023 and 2022, the statement and fair values of NAIC 5GI securities were as follows:

	December 31,

	2023			2022

	Number of Securities	Statement Value	Fair Value	Number of Securities	Statement Value	Fair Value

	($in millions)			($in millions)

Bonds	93	$2,224	$2,089	94	$2,123	$1,820
Preferred stock	4	35	35	2	13	13
Loan-backed and structured securities	1	—	—	1	—	—

Total	98	$2,259	$2,124	97	$2,136	$1,833

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received.

Cash collateral received, and the liability to return that collateral which is included within other liabilities in the statutory statements of financial position, had the following characteristics during 2023 and 2022:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2023	$2,932	$2,917

June 30, 2023	$2,938	$2,895

September 30, 2023	$3,117	$2,797

December 31, 2023	$2,797	$2,492

March 31, 2022	$1,277	$1,243

June 30, 2022	$2,032	$2,032

September 30, 2022	$2,352	$2,300

December 31, 2022	$2,316	$2,295

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

During 2023 and 2022, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)

		(in millions)
March 31, 2023	$2,997	$2,985	$2,917
June 30, 2023	$3,008	$2,958	$2,895
September 30, 2023	$3,150	$2,855	$2,797
December 31, 2023	$2,861	$2,545	$2,492
March 31, 2022	$1,311	$1,273	$1,243
June 30, 2022	$2,080	$2,073	$2,032
September 30, 2022	$2,406	$2,340	$2,300
December 31, 2022	$2,372	$2,336	$2,295

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC designations of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2023 and 2022 was as follows:

	December 31, 2023		December 31, 2022
	Amortized Cost	Fair Value	Amortized Cost	Fair Value

	(in millions)		(in millions)
30 days or less	$512	$512	$420	$420
31-60 days	282	282	345	345
61-90 days	76	76	372	372
91-120 days	80	80	27	27
121-180 days	147	147	23	22
181-365 days	278	274	391	390
1-2 years	679	676	251	250
2-3 years	350	351	223	223
Over 3 years	66	66	245	240

Total	$2,470	$2,464	$2,297	$2,289

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with the Federal Home Loan Bank of Chicago and other counterparties in connection with repurchase agreements and derivative transactions.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

At December 31, 2023 and 2022, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. All restricted assets in the below table are admitted assets in 2023 and 2022. See Note 4 for more information regarding the Company’s derivative portfolio.

The statement value of restricted assets at December 31, 2023 and 2022, summarized by type of restriction, was as follows:

	December 31,
	2023	2022

	(in millions)
Loaned securities - repurchase agreements	$2,492	$2,295
Federal Home Loan Bank of Chicago pledged collateral	9,339	4,681
Derivative transactions	456	504
Federal Home Loan Bank of Chicago stock	135	121
Securities on deposit with states	3	3

Total restricted assets	$12,425	$7,604

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022

	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)		(in millions)
Repurchase agreement collateral	$2,492	$2,545	$2,295	$2,336
Derivative collateral	1,068	1,068	2,141	2,141
Mortgage loan escrow	117	117	101	101
Real estate escrow and security deposits	5	5	4	4

Total collateral assets	$3,682	$3,735	$4,541	$4,582

At December 31, 2023 and 2022, derivative collateral received included $5 million and $0 million, respectively, related to the separate accounts. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting, are reported at fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2023 and 2022 was as follows:

	December 31,
	2023	2022

	(in millions)
Bonds:
General Account	$251	$108
Separate Accounts	-	-

Total bond collateral	$251	$108

Cash:
General Account	$1,063	$2,141
Separate Accounts	5	-

Total cash collateral	$1,068	$2,141

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The fair value of collateral posted by the Company at December 31, 2023 and 2022 was as follows:

	December 31,
	2023	2022

	(in millions)
Bonds posted for derivative support agreements:
General Account	$73	$69
Separate Accounts	2	2
Bonds posted for futures agreements:
General Account	178	221
Separate Accounts	15	15

Total bond collateral	$268	$307

Cash posted for derivative support agreements:
General Account	$175	$187
Separate Accounts	4	2
Cash posted for futures agreements:
General Account	-	-
Separate Accounts	9	8

Total cash collateral	$188	$197

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate floors are used to mitigate the asset/liability management risk of a significant and sustained decrease in interest rates for certain of the Company’s insurance products. Interest rate floors entitle the Company to receive payments from a counterparty if market interest rates decline below a specified level. Amounts received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans and liabilities denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans or those owed on liabilities for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $499 million and $411 million for the years ended December 31, 2023 and 2022, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $171 million and $139 million for the years ended December 31, 2023 and 2022, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency forwards are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies or common stock or other equity investments in companies operating in foreign countries. Foreign currency forwards obligate the Company to pay to or receive from a counterparty a specified amount of a foreign currency at a future date.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 15 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

Warrants are acquired through the purchase of private bonds. Warrants provide the Company the right to purchase an underlying financial instrument at a given price and time. Changes in the value of the underlying financial instrument are reported as a change in unrealized capital gains or losses. When the warrant is exercised, the derivative is terminated, and the current value becomes the basis for the new financial instrument.

Investment Replications

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

Bond forward replications are used to replicate a long-term bond investment through the use of cash market instruments combined with a U.S. Treasury bond forward. U.S. Treasury bond forwards obligate the Company to buy or sell from a counterparty a specified security at a specified price at a future date. Bond forward replications, including the derivative components, are reported at amortized cost.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2023 and 2022 were as follows:

	December 31, 2023

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$150	$-	$-	$-	$-

Interest rate swaps	1,932	-	-	-	(113)

Foreign exchange contracts:

Foreign currency swaps	15,064	846	(155)	1,276	(209)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	25	-	25	-

Interest rate floors	2,473	32	(2)	32	(2)

Interest rate swaps	7,933	113	(124)	113	(124)

Swaptions	4,548	273	-	273	-

Fixed income futures	11,577	-	-	-	-

Fixed income forwards	183	1	-	1	-

Foreign exchange contracts:

Foreign currency forwards	-	-	-	-	-

Foreign currency swaps	102	12	(2)	12	(2)

Investment replications

Interest rate contracts:

Interest rate swaps	673	-	-	10	(9)

Bond forwards:

Bond forwards	1,777	-	-	1	(92)

Total derivatives		$1,302	$(283)	$1,743	$(551)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	December 31, 2022

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$300	$1	$-	$1	$-

Interest rate swaps	1,947	-	-	-	(162)

Foreign exchange contracts:

Foreign currency swaps	13,623	1,199	(46)	1,862	(58)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	51	-	51	-

Interest rate floors	1,806	21	(3)	21	(3)

Interest rate swaps	4,666	151	(162)	151	(162)

Swaptions	4,635	242	-	242	-

Fixed income futures	10,369	-	-	-	-

Fixed income forwards	469	1	(7)	1	(7)

Foreign exchange contracts:

Foreign currency forwards	-	-	-	-	-

Foreign currency swaps	144	14	(1)	14	(1)

Investment replications

Interest rate contracts:

Interest rate swaps	6	-	-	1	-

Bond forwards:

Bond forwards	-	-	-	-	-

Total derivatives		$1,680	$(219)	$2,344	$(393)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the year ended December 31, 2023
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$-

Interest rate swaps	3	-	(72)

Foreign exchange contracts:

Foreign currency swaps	(462)	48	155

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(24)	-	4

Interest rate floors	3	-	(4)

Interest rate swaps	(3)	-	(5)

Swaptions	34	-	(10)

Fixed income futures	268	(396)	-

Fixed income forwards	7	(15)	-

Foreign exchange contracts:

Foreign currency forwards	-	-	-

Foreign currency swaps	(4)	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	(10)	-

Total derivatives	$(178)	$(373)	$70

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	For the year ended December 31, 2022
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$3

Interest rate swaps	-	-	(12)

Foreign exchange contracts:

Foreign currency swaps	1,027	65	190

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	36	-	(2)

Interest rate floors	(17)	-	-

Interest rate swaps	(15)	-	-

Swaptions	139	-	(10)

Fixed income futures	(57)	(652)	-

Fixed income forwards	(8)	(91)	-

Foreign exchange contracts:

Foreign currency forwards	(46)	49	-

Foreign currency swaps	5	4	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	-	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	-	-

Total derivatives	$1,064	$(625)	$171

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	For the year ended December 31, 2021
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income

		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate floors	$-	$-	$11

Interest rate swaps	-	-	5

Foreign exchange contracts:

Foreign currency swaps	467	4	153

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	12	-	(2)

Interest rate floors	(7)	-	2

Interest rate swaps	(4)	1	3

Swaptions	27	-	(9)

Fixed income futures	(44)	273	-

Fixed income forwards	(12)	(5)	-

Foreign exchange contracts:

Foreign currency forwards	58	13	-

Foreign currency swaps	5	-	2

Credit contracts:

Purchased credit default swaps	-	-	-

Warrants	(2)	-	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	-	-

Total derivatives	$500	$286	$165

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2023, 2022 and 2021.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022

	(in millions)

Life insurance reserves	$224,837	$215,691

Disability and long-term care active life reserves	8,260	7,564

Disability and long-term care unpaid claims and claim reserves	5,944	5,528

Annuity reserves	14,919	13,660

Total policy benefit reserves	$253,960	$242,443

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Historically, policy and contract reserves were determined in accordance with standard valuation methods approved by the OCI and were computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves were based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (PBR) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2023, the Company had $2.3 trillion of total life insurance in force, including $16 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

At December 31, 2023 and 2022, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

			December 31,
	2023	2022	2023	2022	2023	2022

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$14,570	$13,692	$14,378	$13,479	$14,397	$13,500
Universal life with secondary guarantees	13	13	12	12	38	34
Other permanent cash value life insurance	-	-	192,206	185,111	198,033	190,196
Variable life	-	-	-	-	1,069	973
Variable universal life	10	8	10	7	62	43
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,347	5,192
Accidental death benefits	-	-	-	-	9	9
Disability - active lives	-	-	-	-	1,182	1,064
Disability - disabled lives	-	-	-	-	1,638	1,563
Miscellaneous reserves	-	-	-	-	3,087	3,051

Total gross life reserves [1]	14,593	13,713	206,606	198,609	224,862	215,625
Reinsurance ceded	-	-	-	-	1,150	1,184

Total net life insurance	$14,593	$13,713	$206,606	$198,609	$223,712	$214,441

1

This line includes only the Company’s general life reserves, whereas, the life insurance reserves presented in the general account policy benefit reserves table above include life and annuity unpaid claims.

At December 31, 2023 and 2022, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2023	2022	2023	2022	2023	2022

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$9,712	$8,399	$8,688	$7,476
Variable universal life	2,253	1,837	2,338	1,690	2,285	1,654

Total gross life reserves	$2,253	$1,837	$12,050	$10,089	$10,973	$9,130

Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$2,253	$1,837	$12,050	$10,089	$10,973	$9,130

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the table above at December 31, 2023 and 2022.

	December 31,
	2023	2022

	(in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$220,774	$211,671
Accidental death benefits	9	9
Disability - active lives	1,182	1,064
Disability - disabled lives	1,636	1,561
Miscellaneous reserves	111	136

Subtotal net life insurance	223,712	214,441

From Separate Accounts Annual Statement:
Life insurance	10,973	9,130

Combined Total	$234,685	$223,571

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

Deposit Funds

Deposit fund liabilities at December 31, 2023 and 2022 were $13.1 billion and $11.0 billion, respectively. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract, the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $262 million and $270 million at December 31, 2023 and 2022, respectively. Accounts were credited with interest at annual rates ranging from 3.66% to 5.20% and 0.01% to 3.87% during 2023 and 2022, respectively. The crediting interest rates changed 46 times and 42 times during 2023 and 2022, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The Company is a member of the Federal Home Loan Bank of Chicago (FHLBC) and issues funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested as part of a spread lending strategy. The Company is required to pledge collateral to the FHLBC in the form of eligible investments when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2023 and 2022, the Company held $135 million and $121 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)

	(in millions)
December 31, 2023	$9,339	$8,352
December 31, 2022	4,681	4,195

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2023	$9,468	$8,149	$2,834
December 31, 2022	4,718	4,451	2,188

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2023	2022
	(in millions)	(in millions)

Borrowed	$3,011	$2,698

Deposit fund reserves	$3,019	$2,707

Max borrowed during the year	$3,436	$2,698

Borrowing capacity as determined by insurer	$16,000	$8,000

The Company does not have prepayment obligations for these funding agreements.

The Company has established a $20 billion global FABN program. As part of this program, a special purpose entity issues medium term notes (Notes) to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2023 and 2022, the Company had issued and outstanding funding agreements of $6.2 billion and $4.2 billion, respectively.

During 2023, the Company established a funding agreement-backed commercial paper program (the “FACP Program”). Under the FACP Program, Northwestern Mutual Short Term Funding, LLC (“NMSTF”) may issue commercial paper and deposit the proceeds with the Company pursuant to a funding agreement issued by the Company to NMSTF. The current maximum aggregate principal amount permitted to be outstanding at any one time under the FACP Program is $8.0 billion. As of December 31, 2023, the Company had no FACP Program funding agreements outstanding.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For all deposit type contracts, reserves reflect the accumulated value. For funding agreements with fixed rate interest payments, the Company utilizes valuation interest rates to calculate the present value (floored at the accumulated value) of any future cash flow amounts. Amounts in excess of accumulated values are recorded as an additional reserve and are reported in the deposit fund reserve balance above.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2023 and 2022, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2023	2022	2023	2022	2023	2022

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$195	$106	$-	$-	$195	$106
- at book value less surrender charge of 5% or more	81	67	-	-	81	67
- at fair value	-	-	21,204	19,556	21,204	19,556

Total with market value adjustment or at fair value	276	173	21,204	19,556	21,480	19,729
- at book value without adjustment	1,457	1,665	-	-	1,457	1,665
Not subject to discretionary withdrawal	11,024	9,723	268	248	11,292	9,971

Total gross individual annuities	12,757	11,561	21,472	19,804	34,229	31,365
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$12,757	$11,561	$21,472	$19,804	$34,229	$31,365

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$14	$13	$14	$13

Total with market value adjustment or at fair value	-	-	14	13	14	13
Not subject to discretionary withdrawal	2,162	2,099	5,472	5,105	7,634	7,204

Total gross group annuities	2,162	2,099	5,486	5,118	7,648	7,217
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,162	$2,099	$5,486	$5,118	$7,648	$7,217

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$314	$101	$-	$-	$314	$101
- at fair value	-	-	30	28	30	28

Total with market value adjustment or at fair value	314	101	30	28	344	129
- at book value without adjustment	3,153	3,719	-	-	3,153	3,719
Not subject to discretionary withdrawal	9,605	7,167	-	-	9,605	7,167

Total gross deposit-type contracts	13,072	10,987	30	28	13,102	11,015
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$13,072	$10,987	$30	$28	$13,102	$11,015

Total annuity reserves and deposit funds	$27,991	$24,647	$26,988	$24,950	$54,979	$49,597

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $5 million of those reserves will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2023 and 2022.

	December 31,
	2023	2022

	(in millions)
From Life, Accident & Health Annual Statement:
Annuities	$13,078	$11,930
Supplementary contracts with life contingencies	1,841	1,730
Deposit-type contracts	13,072	10,987

Subtotal net annuity reserves	27,991	24,647
From Separate Accounts Annual Statement:
Annuities	26,690	24,674
Supplementary contracts	268	248
Other contract deposit funds	30	28

Subtotal net annuity reserves	26,988	24,950

Combined Total	$54,979	$49,597

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2023 and 2022 were as follows:

	For the years ended

	December 31,
	2023	2022

	(in millions)

Balance at January 1	$5,528	$5,455

Incurred related to:
Current year	1,155	998
Prior years	98	(129)

Total incurred	1,253	869

Paid related to:
Current year	(50)	(47)
Prior years	(787)	(749)

Total paid	(837)	(796)

Balance at December 31	$5,944	$5,528

Changes in reserves for incurred claims related to prior years are generally the result of differences between claim experience assumed in reserve calculations and subsequent actual claim experience. Current and prior year incurred and paid amounts for the year ended December 31, 2022 have been revised by the Company.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2023 and 2022, reserves required as a result of AAT were as follows:

	December 31,
	2023	2022

	(in millions)

Annuities and deposit funds	$50	$45
Life insurance	-	2

Total reserves	$50	$47

Statutory Minimum Reserves

The Company has the option to establish policy benefit and deposit fund reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $1,565 million and $1,400 million at December 31, 2023 and 2022, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2023 and 2022 were as follows:

	December 31, 2023		December 31, 2022

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$366	$232	$372	$243
Ordinary renewal	3,431	2,778	3,281	2,660

Total deferred and uncollected premiums	$3,797	$3,010	$3,653	$2,903

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

7.	Separate Accounts

Separate account liabilities at December 31, 2023 and 2022 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2023	2022	2023	2022	2023	2022

			(in millions)

Separate account reserves	$10,973	$9,130	$26,988	$24,950	$37,961	$34,080
Non-policy liabilities					255	201

Total separate account liabilities					$38,216	$34,281

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $8 million and $10 million attributable to GMDB at December 31, 2023 and 2022, respectively.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.5 billion and $1.6 billion for the years ended December 31, 2023 and 2022, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. The following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement, which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2023	2022	2021

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,557	$1,670	$1,724

Transfers from separate accounts	(2,564)	(2,160)	(2,529)

Net transfers from separate accounts	$(1,007)	$(490)	$(805)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2023 and 2022 and does not expect to make a contribution to the plans during 2024.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula remain available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. Additionally, the Company does not provide a subsidy for retiree health care coverage for employees retiring on or after January 1, 2022.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2023 and 2022, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022

	(in millions)		(in millions)
Fair value of plan assets at January 1	$4,996	$6,504	$76	$100

Changes in plan assets:

Actual return on plan assets	560	(1,315)	5	(20)

Actual plan benefits paid	(192)	(193)	(11)	(4)

Fair value of plan assets at December 31	$5,364	$4,996	$70	$76

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices. The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2023 and 2022 were as follows:

	Target Allocation		Actual Allocation

	2023	2022	2023	2022

Bonds	73%	74%	73%	70%

Equity investments	26%	25%	26%	27%

Other investments	1%	1%	1%	3%

Total assets	100%	100%	100%	100%

At each of December 31, 2023 and 2022, other investments were comprised of cash and short-term investments.

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2023 and 2022 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022

	(in millions)		(in millions)

Projected benefit obligation at January 1	$5,247	$7,038	$457	$628

Changes in benefit obligation:

Service cost of benefits earned	192	240	5	8

Interest cost on projected obligations	255	173	21	13

Projected gross plan benefits paid	(214)	(204)	(27)	(27)

Experience (gains)/losses	193	(2,000)	1	(165)

Plan amendments and other	-	-	-	-

Projected benefit obligation at December 31	$5,673	$5,247	$457	$457

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.4 billion and $5.0 billion for the years ended December 31, 2023 and 2022, respectively. Experience (gains)/losses for each of the years ended December 31, 2023 and 2022 primarily reflect the impact of changes in the PBO discount rate.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2023 and 2022 and the net periodic benefit cost for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022
Projected benefit obligation:

Weighted average discount rate	4.80%	5.00%	4.79%	4.98%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	4.78%	4.99%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2023	2022	2021	2023	2022	2021
Net periodic benefit cost:
Weighted average discount rate	5.00%	2.77%	2.44%	4.98%	2.72%	2.37%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.00%	5.25%	5.75%	6.00%	5.25%	5.75%
Cash balance plan interest crediting rate	4.99%	3.00%	2.39%	n/a	n/a	n/a

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2023	2022

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2024	2023

The Company’s exposure to medical inflation is limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Benefit Plan Funded Status

The following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2023 and 2022.

	Defined Benefit Plans		Postretirement Benefit Plans

	2023	2022	2023	2022

	(in millions)		(in millions)

Fair value of plan assets	$5,364	$4,996	$69	$76

Projected benefit obligation	5,673	5,247	457	457

Funded status	(309)	(251)	(388)	(381)

Nonadmitted asset	(853)	(818)	-	-

Financial statement liability	$(1,162)	$(1,069)	$(388)	$(381)

The PBO for defined benefit plans above included $1,162 million and $1,069 million related to unfunded non-qualified plans at December 31, 2023 and 2022, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 119% and 120% of the projected benefit obligations of these plans at December 31, 2023 and 2022, respectively.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other in the statutory statements of changes in surplus.

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2023 and 2022:

	For the year ended December 31, 2023

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

		(in millions)		(in millions)
Balance at January 1	$(863)	$90	$241	$20	$160

Amortization from surplus into net periodic benefit cost	36	(25)	(30)	(1)	(12)

Changes in plan assets and benefit obligations recognized in surplus	50	-	-	(7)	-

Balance at December 31	$(777)	$65	$211	$12	$148

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	For the year ended December 31, 2022

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

		(in millions)		(in millions)
Balance at January 1	$(1,215)	$115	$258	$(125)	$173

Amortization from surplus into net periodic benefit cost	34	(25)	(17)	4	(13)

Changes in plan assets and benefit obligations recognized in surplus	318	-	-	141	-

Balance at December 31	$(863)	$90	$241	$20	$160

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2023	2022	2021	2023	2022	2021

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$192	$240	$205	$5	$8	$10

Interest cost on projected obligations	255	173	141	21	13	11

Amortization of experience losses	36	34	67	(1)	4	7

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(12)	(12)

Amortization of initial net asset	(31)	(16)	(27)	—	—	—

Expected return on plan assets	(294)	(337)	(349)	(5)	(5)	(5)

Curtailment	—	—	—	—	—	—

Net periodic benefit cost (credit)	$133	$69	$12	$8	$8	$11

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2024 through 2033 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2024	$217	$27

2025	261	27

2026	272	26

2027	283	26

2028	290	26

2029-2033	1,594	130

Total	$2,917	$262

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2023, 2022 and 2021, the Company expensed total contributions to these plans of $39 million, $37 million and $34 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2023, 2022 and 2021, the Company made additional contributions to the cash balance plan in these years.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60 - 80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2023 and 2022, the net amount due from NLTC under this agreement was $48 million and $45 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.6 billion and $1.7 billion at December 31, 2023 and 2022, respectively. The Company has reinsured all risks disclosed in the statutory financial statements under Actuarial Guideline 48.

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2023, 2022 and 2021 were as follows:

	For the years ended December 31,
	2023	2022	2021

	(in millions)

Direct premium revenue	$22,213	$22,500	$22,936

Premiums assumed	866	840	830

Premiums ceded	(1,076)	(1,052)	(995)

Premium revenue	$22,003	$22,288	$22,771

Direct benefit expense	$23,564	$23,494	$23,975

Benefits assumed	1,017	771	915

Benefits ceded	(797)	(824)	(937)

Total benefits	$23,784	$23,441	$23,953

In addition, the Company received $115 million, $120 million and $127 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2023, 2022 and 2021, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2023, 2022 and 2021, the Company incurred $113 million, $116 million and $130 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2023 and 2022 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R -Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	Mason Street Advisors, LLC
NML Real Estate Holdings, LLC & subsidiaries	NM GP Holdings, LLC & subsidiaries
NML Securities Holdings, LLC & subsidiaries	NM Pebble Valley, LLC
Northwestern Mutual MU TLD Registry, LLC	Northwestern Mutual Registry, LLC
Northwestern Mutual Wealth Management Company	QOZ Holding Co, LLC & subsidiaries
NM Investment Holdings, LLC	NM Career Distrib. Holdings, LLC & subsidiaries
GRO, LLC and GRO-SUB, LLC	NM SAS, LLC & subsidiaries
NM Investment Management Co., LLC & subsidiaries	NM VI Holdings, LLC & subsidiaries
Northwestern Long Term Care Ins. Co	Wysh Holdings, LLC & subsidiaries
Wysh Life & Health Insurance Co. & subsidiaries	Lake Emily Holdings, LLC & subsidiaries
NMU Holdings, LLC & subsidiaries

The Company collects from or refunds to these entities their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these entities determine their share of consolidated tax payments or refunds as if each entity filed a separate federal income tax return on a stand-alone basis.

The components of current income tax expense (benefit) in the statutory statements of operations for the years ended December 31, 2023, 2022 and 2021 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2023	2022	2021

		(in millions)
Tax payable on ordinary income	$220	$154	$(914)
Low income housing tax credits	(167)	(161)	(150)
Other tax credits	(48)	(133)	(122)
Change in contingent tax liabilities	—	(20)	20

Total current tax expense (benefit)	$5	$(160)	$(1,166)

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates or credit spreads are deferred to the IMR net of any related tax expense or benefit. Current tax (benefit) expense of $(613) million, $(819) million and $327 million was included in net IMR deferrals for the years ended December 31, 2023, 2022 and 2021, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax expense of $142 million, $171 million and $233 million for the years ended December 31, 2023, 2022 and 2021, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2023, 2022 and 2021 differs from the amount obtained by applying the statutory rate of 21% to gain (loss) from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2023	2022	2021

	(in millions)

Provision computed at statutory rate	$(433)	$(626)	$336

Adjustments to the statutory rate:

Subsidiary distributions	(376)	(282)	(28)

Tax credits	(247)	(296)	(270)

Amortization of IMR	13	(61)	(89)

Dividends received deduction	(41)	(44)	(41)

Employee benefits	5	(15)	(22)

Deferred adjustments	(94)	86	110

Other	98	(27)	(127)

Total statutory income tax benefit	$(1,075)	$(1,265)	$(131)

Federal income tax (benefit) expense reported on the statutory statements of operations	$5	$(160)	$(1,166)

Capital gains tax (benefit) expense, net of IMR transfers	(472)	(648)	559

Change in net deferred tax assets	(608)	(457)	476

	$(1,075)	$(1,265)	$(131)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made net income tax payments, including subsidiaries, of $0 million, $135 million and $295 million to the IRS during the years ended December 31, 2023, 2022 and 2021, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2023, 2022 and 2021 that are available for recoupment are $0 million, $1 million and $1,133 million, respectively.

Federal income tax returns for 2018 and prior years are closed as to further assessment of tax. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date. The Company had no deposits admitted under Section 6603 of the IRS Code.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2023 and 2022 contingent liabilities were as follows:

	For the years ended December 31,
	2023	2022

	(in millions)
Balance at January 1	$-	$20
(Reductions) additions for tax positions of prior years	-	(20)

Balance at December 31	$-	$-

Included in contingent tax liabilities at December 31, 2023 and 2022 were no tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of the deductions. Because of the impact of deferred taxes for amounts other than interest, the timing of the ultimate deduction may affect the effective tax rate in future periods. As of December 31, 2023 and 2022, the Company had no tax positions for which the ultimate deductibility is not certain.

The Company recognized no interest-related tax (benefit) expense for the years ended December 31, 2023, 2022 and 2021.

The Inflation Reduction Act, which created a new corporate minimum tax (CAMT) effective for calendar year taxpayers January 1, 2023, was enacted on August 16, 2022. The company is an applicable reporting entity and the accompanying statutory financial statements include an estimated impact of the CAMT of zero for the year ended December 31, 2023.

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2023 and 2022 were as follows:

	December 31,
	2023	2022	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,362	$1,265	$97
Investments	651	735	(84)
Policy benefit liabilities	1,968	1,832	136
Benefit plan obligations	545	522	23
Capitalized R&D	265	53	212
Fixed assets	21	20	1
Other	149	78	71

Gross deferred tax assets	4,961	4,505	456

Nonadmitted deferred tax assets	333	50	283

Gross admitted deferred tax assets	4,628	4,455	173

Deferred tax liabilities:
Investments	1,480	1,526	(46)
Other	776	820	(44)

Gross deferred tax liabilities	2,256	2,346	(90)

Net deferred tax assets	$2,372	$2,109	$263

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

The Company exceeded the minimum RBC level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2023 and 2022.

Significant components of the calculation of net admitted deferred tax assets at December 31, 2023 and 2022 were as follows (in millions):

	December 31, 2023			December 31, 2022				Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,310	$651	$4,961	$3,770	$735	$4,505	$540	$(84)	$456
Statutory valuation allowance adjustment	-	-	-	-	-	-	-	-	-

Adjusted gross deferred tax assets	4,310	651	4,961	3,770	735	4,505	540	(84)	456
Deferred tax assets nonadmitted	333	-	333	50	-	50	283	-	283

Subtotal net admitted deferred tax asset	3,977	651	4,628	3,720	735	4,455	257	(84)	173
Deferred tax liabilities	776	1,480	2,256	820	1,526	2,346	(44)	(46)	(90)

Net admitted deferred tax asset/ (liability)	$3,201	$(829)	$2,372	$2,900	$(791)	$2,109	$301	$(38)	$263

	December 31, 2023			December 31, 2022			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital		Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$121	$121	$-	$241	$241	$-	$(120	) $	(120)
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	2,078	173	2,251	1,778	89	1,867	$300	$84		$384
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,900	356	2,256	1,942	405	2,347	$(42)	$(49)		$(91)

Total deferred tax assets admitted as the result of application of SSAP No. 101	$3,978	$650	$4,628	$3,720	$735	$4,455	$258	$(85)		$173

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$2,251			$1,867				$384

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,186			$4,162				$24

Ratio percentage used to determine recovery period and threshold limitation amount			1031%			1060%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$27,908			$27,748

All gross deferred tax liabilities have been recognized at December 31, 2023 and 2022. The Company did not employ tax planning strategies in its valuation allowance assessment at either December 31, 2023 or 2022. At December 31, 2023 and 2022, the percentage of net ordinary deferred tax assets admitted as a result of tax planning strategies was 0% and 0%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $7.9 billion and $9.3 billion at December 31, 2023 and 2022, respectively, and were extended at market rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2023.

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives and financial representative programs (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than 1 year to 12.9 years at December 31, 2023.

The following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2023 and 2022, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2023			December 31, 2022

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation	$119		$1	$47		$-

Guarantees of real estate obligations	497		5	445		4

Guarantees issued on behalf of wholly-owned subsidiaries	62		-	78		-

Guarantees on behalf of field loan support program	74		-	71		-

Total guarantees	$752		$6	$641		$4

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, NM guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was most recently amended in 2020 to extend the length of the agreement through December 31, 2025 and increase the aggregate capital contribution limit from $200 million to $300 million. The Company contributed capital to NLTC of $15 million and $10 million for the years ended December 31, 2023 and 2022, respectively. The Company has contributed a total of $245 million to NLTC through December 31, 2023. The Company reported a payable to NLTC of $62 million and $59 million at December 31, 2023 and 2022, respectively, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and are outstanding at December 31, 2023:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
			(in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,305	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	277	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,166	49	197	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	31	86	3.450%	3/30/2051
	Total

		$4,671	$4,485	$200	$1,865

On March 22, 2021 the Company issued surplus notes (“2021 notes”) with a principal balance of $900 million, bearing interest at 3.450% and having a maturity date of March 30, 2051. The 2021 notes were issued at an offering price of 99.652%, receiving net proceeds of $897 million.

Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017 and 2021 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, and 2021 notes are redeemable, at par, in the event of certain defined tax events.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors. No single investor holds 10% or more of the 2017, 2019, or 2021 notes. The largest holder of the 2010 notes is Nippon Life Insurance Company of Japan, which held $250 million in principal amount of notes at each of December 31, 2023 and 2022.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100 - Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2023 and 2022 were as follows:

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	December 31, 2023

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds	$191,692	$179,471	$3,785	$155,552	$20,134	$-
Mortgage loans	53,361	49,097	-	-	49,097	-
Common and preferred stocks	2,337	2,340	1,473	392	475	-
Policy loans	19,003	19,003	-	-	19,003	-
Derivative assets	1,302	1,743	-	1,743	-	-
Other invested assets	355	333	-	193	140	-
Cash and short-term investments	8,826	8,826	1,562	7,264	-	-

Separate account assets	38,216	38,216	34,183	2,705	777	551

General account liabilities:
Investment-type insurance reserves	$14,605	$13,797	$-	$-	$13,797	$-
Liabilities for repurchase agreements	2,492	2,492	-	2,492	-	-
Derivative liabilities	283	551	-	551	-	-

Separate account liabilities	38,216	38,216	34,183	2,705	777	551

	December 31, 2022

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds	$187,268	$166,114	$4,588	$145,263	$16,263	$-
Mortgage loans	51,798	46,724	-	-	46,724	-
Common and preferred stocks	2,051	2,041	1,398	110	533	-
Policy loans	17,653	17,653	-	-	17,653	-
Derivative assets	1,680	2,344	-	2,344	-	-
Other invested assets	241	212	-	174	38	-

Cash and short-term investments	4,476	4,476	543	3,933	-	-

Separate account assets	34,281	34,281	30,448	2,640	759	434
General account liabilities:
Investment-type insurance reserves	$12,596	$11,647	$-	$-	$11,647	$-
Liabilities for repurchase agreements	2,294	2,294	-	2,294	-	-
Derivative liabilities	219	393	-	393	-	-

Separate account liabilities	34,281	34,281	30,448	2,640	759	434

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private corporate bonds, municipal bonds and structured

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist solely of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities are stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Other Invested Assets

Other Invested Assets primarily consist of the Company’s investment in surplus note issuances of other mutual insurance companies and residual tranches. The surplus note instruments are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The fair value of residual tranches is derived using non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs and therefore is classified as Level 3.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2023 and 2022.

	December 31, 2023

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$21	$-	$219	$-	$240
Common and preferred stocks	1,472	1	475	-	1,948
Money market mutual funds	1,391	-	-	-	1,391
Other invested assets	-	-	120	-	120
Derivative assets	-	456	-	-	456
Derivative liabilities	-	128	-	-	128

Total general account	$2,884	$585	$814	$-	$4,283

Separate accounts:
Mutual fund investments	$32,726	$-	$-	$-	$32,726
Other benefit plan assets/liabilities	23	24	6	3	56
Pension and postretirement assets:
Bonds	501	2,626	133	-	3,260
Common and preferred stock	810	-	63	548	1,421
Cash and short-term securities	33	46	-	-	79
Other assets/liabilities	90	9	575	-	674

Subtotal pension and postretirement assets	1,434	2,681	771	548	5,434

Total separate accounts	$34,183	$2,705	$777	$551	$38,216

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

	December 31, 2022

	Quoted prices in	Significant	Significant	Net

	active markets	observable	unobservable	Asset

	for identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

	(in millions)
General account:
Bonds	$-	$2	$55	$-	$57
Common and preferred stocks	1,399	-	533	-	1,932
Money market mutual funds	491	-	-	-	491
Other invested assets	-	-	38	-	38
Derivative assets	-	480	-	-	480
Derivative liabilities	-	173	-	-	173

Total general account	$1,890	$655	$626	$-	$3,171

Separate accounts:
Mutual fund investments	$29,170	$-	$-	$-	$29,170
Other benefit plan assets/liabilities	12	20	5	3	40
Pension and postretirement assets:
Bonds	332	2,554	118	-	3,004
Common and preferred stock	772	-	50	431	1,253
Cash and short-term securities	16	63	-	-	79
Other assets/liabilities	146	3	586	-	735

Subtotal pension and postretirement assets	1,266	2,620	754	431	5,071

Total separate accounts	$30,448	$2,640	$759	$434	$34,281

During 2023 and 2022, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2023 and 2022.

For the year ended December 31, 2023	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

			(in millions)
Fair value, beginning of period	$533	$55	$38	$-	$759

Realized gains/(losses)	32	(33)	-	-	37

Unrealized gains/(losses)	(60)	(27)	(8)	-	34

Issuances	-	-	-	-	-

Purchases	68	21	90	-	66

Sales	(100)	(2)	-	-	(119)

Settlements	-	-	-	-	-

Net discount/premium	2	(2)	-	-	1

Transfers into Level 3	-	207	-	-	-

Transfers out of Level 3	-	-	-	-	(1)

Fair value, end of period	$475	$219	$120	$-	$777

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2023, 2022 and 2021

For the year ended December 31, 2022	General account common and preferred stock	General account bonds	General account other invested assets	Derivative assets	Separate account assets

	(in millions)
Fair value, beginning of period	$606	$115	$-	$-	$758

Realized gains/(losses)	104	(102)	-	-	74

Unrealized gains/(losses)	(25)	34	(13)	-	(58)

Issuances	-	-	-	-	-

Purchases	45	2	51	-	125

Sales	(196)	(29)	-	-	(148)

Settlements	-	-	-	-	-

Net discount/premium	1	-	-	-	-

Transfers into Level 3	-	35	-	-	10

Transfers out of Level 3	(2)	-	-	-	(2)

Fair value, end of period	$533	$55	$38	$-	$759

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”) as of December 31, 2023 and for the year then ended and our report thereon is presented in this document. That audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental selected statutory financial data, investment risk interrogatories, and summary investment schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2023 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

Milwaukee, Wisconsin

February 13, 2024

PricewaterhouseCoopers LLP, 833 E. Michigan, Milwaukee, WI 53202

T: (414) 212 1600, www.pwc.com/us

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Office of the Commissioner of Insurance of Wisconsin subjected to audit procedures by independent auditors.

(in millions)
Investment Income Earned:

U.S. Government bonds	$122

Other bonds (unaffiliated)	7,922

Bonds of affiliates	—

Preferred stocks (unaffiliated)	15

Preferred stocks of affiliates	—

Common stocks (unaffiliated)	51

Common stocks of affiliates	130

Mortgage loans	2,123

Real estate	322

Premium notes, policy loans and liens	1,224

Cash on hand and on deposit	2

Short-term investments	349

Other invested assets	2,092

Derivative instruments	70

Aggregate write-ins for investment income	19

Gross investment income	$14,441

Real Estate Owned - Book Value less Encumbrances	$2,877

Mortgage Loans - Book Value:

Farm mortgages	$—

Residential mortgages	—

Commercial mortgages	53,361

Total mortgage loans	$53,361

Mortgage Loans by Standing - Book Value:

Good standing	$53,361

Good standing with restructured terms	—

Interest overdue more than 90 days, not in foreclosure	—

Foreclosure in process	—

Other Long Term Assets - Statement Value	$27,109

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

Bonds	$—

Preferred stocks	$—

Common stocks	$515

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

(in millions)
Bonds and Short-Term Investments by NAIC Designation and Maturity:

Bonds by Maturity - Statement Value:

Due within one year or less	$19,880

Over 1 year through 5 years	65,361

Over 5 years through 10 years	53,590

Over 10 years through 20 years	27,677

Over 20 years	32,427

No Maturity Date	21

Total by Maturity	$198,956

Bonds by NAIC Designation - Statement Value:

NAIC 1	$117,336

NAIC 2	68,326

NAIC 3	5,540

NAIC 4	4,433

NAIC 5	3,047

NAIC 6	274

Total by NAIC Designation	$198,956

Total Bonds Publicly Traded	$113,181

Total Bonds Privately Placed	$85,775

Preferred stocks - Statement Value	$457

Common stocks - Market Value	$2,395

Short Term Investments - Book Value	$2,924

Options, Caps & Floors Owned - Statement Value	$331

Options, Caps & Floors Written and In Force - Statement Value	$—

Collar, Swap & Forward Agreements Open - Statement Value	$971

Futures Contracts Open - Current Value	$—

Cash on deposit	$172

Life Insurance In Force:

Industrial	$—

Ordinary	$2,309,518

Credit life	$—

Group life	$7,550

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

(in millions)
Amount of Accidental Death Insurance in

Force Under Ordinary Policies	$4,562

Life Insurance Policies with Disability Provisions In Force

Industrial	$—

Ordinary	$1,350,177

Credit life	$—

Group life	$6,500

Supplementary Contracts In Force:

Ordinary - Not Involving Life Contingencies:

Amount on deposit	$2,554

Income payable	$79

Ordinary - Involving Life Contingencies

Income payable	$159

Group - Not Involving Life Contingencies

Amount of deposit	$—

Income payable	$—

Group Involving Life Contingencies

Income payable	$—

Annuities - Ordinary:

Immediate - amount of income payable	$561

Deferred - fully paid account balance	$710

Deferred - not fully paid - account balance	$22,179

Annuities - Group:

Amount of income payable	$—

Fully paid account balance	$980

Not fully paid - account balance	$6,668

Accident and Health Insurance - Premiums In Force:

Group	$125

Other	$1,458

Credit	$—

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2023

(in millions)
Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$9,826

Dividend accumulations - account balance	$51

Claim Payments - 2023:

Group Accident and Health

Year Ended December 31, 2023:
2023	$4

2022	$5

2021	$3

2020	$2

2019	$2

Prior	$12

Other Accident and Health:
2023	$46

2022	$120

2021	$100

2020	$67

2019	$57

Prior	$420

Other coverages that use developmental methods to calculate

Claims Reserves:
2023	$—

2022	$—

2021	$—

2020	$—

2019	$—

Prior	$—

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

Answer the following interrogatories by stating the applicable U.S. Dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable 20 through 24. Answer each of the interrogatories 5 through 19 (except 11) only if the reporting entity’s aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity’s total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1. State the reporting entity’s total admitted assets as reported on Page 2 of this Annual Statement.	$320,612,631,359

2.

State by investment category the 10 largest exposures to a single issuer/borrow/investment, excluding U.S. Government, U.S. government agency securities and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as, exempt, property occupied by the company and policy loans.

	1	2	2	3
	Issuer	Description of Exposure	Amount	Percentage of Total
			(in millions)	Admitted Assets
2.01	DUKE ENERGY CORP	Bonds	$1,075	0.3%
2.02	BERKSHIRE HATHAWAY - UTILITY	Bonds, Stocks	$1,002	0.3%
2.03	SOUTHERN CO	Bonds, Stocks, TCI	$978	0.3%
2.04	BANK OF AMERICA CORP	Bonds, Stocks	$963	0.3%
2.05	AMAZONCOM INC	Bonds, Stocks	$935	0.3%
2.06	NATIONAL FOOTBALL LEAGUE INC	Bonds	$892	0.3%
2.07	NEXTERA ENERGY INC	Bonds, Stocks, TCI	$883	0.3%
2.08	DOMINION ENERGY INC	Bonds, Stocks	$859	0.3%
2.09	UNITEDHEALTH GROUP INC	Bonds, Stocks, TCI	$820	0.3%
2.10	EXELON CORP	Bonds, Stocks	$818	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designations.

Bonds	1	2	Preferred Stocks	3	4
	(in millions)			(in millions)
NAIC-1	$117,336	36.6%	NAIC-1	$216	0.1%
NAIC-2	$68,326	21.3%	NAIC-2	$186	0.1%
NAIC-3	$5,540	1.7%	NAIC-3		—%
NAIC-4	$4,433	1.4%	NAIC-4		—%
NAIC-5	$3,047	1.0%	NAIC-5	$35	—%
NAIC-6	$274	0.1%	NAIC-6	$20	—%

4.

State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86 – Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions), including

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets Yes ( ) No (X)
		1	2
		(in millions)
4.02	Total admitted assets held in foreign investments	$31,369	9.8%
4.03	Foreign-currency denominated investments of	$—	— %
4.04	Insurance liabilities denominated in that same foreign currency	$—	— %

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

If response to 4.01 above is yes, detail is not required for interrogatories 5 – 10.

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2

		(in millions)

5.01	NAIC-1	$28,134	8.8%

5.02	NAIC-2	$2,987	0.9%

5.03	NAIC-3 or below	$248	0.1%

6.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC – 1:	(in millions)

6.01	UNITED KINGDOM	$11,934	3.7%

6.02	AUSTRALIA	$5,535	1.7%

	Countries designated NAIC-2

6.03	MEXICO	$774	0.2%

6.04	ITALY	$484	0.2%

	Countries designated NAIC – 3 or below:

6.05	SOUTH AFRICA	$156	0.0%

6.06	LIBERIA	$30	0.0%

	1	2
	(in millions)

7. Aggregate unhedged foreign currency exposure:	$312	0.1%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
		(in millions)

8.01	Countries designated NAIC-1	$312	0.1%

8.02	Countries designated NAIC-2	$—	0.0%

8.03	Countries designated NAIC-3 or below	$—	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

9.	Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC – 1:	(in millions)
9.01	UNITED KINGDOM	$201	0.1%
9.02	IRELAND	$67	0.0%

	Countries designated NAIC-2
9.03		$—	0.0%
9.04		$—	0.0%

	Countries designated NAIC – 3 or below:
9.05		$—	0.0%
9.06		$—	0.0%

10.	List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2	3	4

				Percentage of Total

	Issuer	NAIC	Amount	Admitted Assets
		Designation
			(in millions)

10.01	BROOKFIELD INFRASTRUCTURE PART	2	$690	0.2%

10.02	HSBC HOLDINGS PLC	1	$540	0.2%

10.03	HEATHROW FUNDING LTD	2	$478	0.2%

10.04	ROYAL DUTCH SHELL PLC	1	$477	0.2%

10.05	SCOTTISH MORTGAGE INVESTMENT	1	$454	0.1%

10.06	SUMITOMO MITSUI FINANCIAL GR	1	$447	0.1%

10.07	QUADGAS HOLDINGS TOPCO LIMITED	1	$441	0.1%

10.08	UNIVERSITY OF EDINBURGH	1	$402	0.1%

10.09	MITSUBISHI UFJ FINANCIAL GROUP	1	$399	0.1%

10.10	BANCO SANTANDER SA	1	$361	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 11?                             Yes (X) No ( )

(in millions)

$—	0.0%

$—	0.0%

$—	0.0%

$—	0.0%

12.

Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 12?                   Yes (X) No ( )

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

	1	2	3
(in millions)

12.02	Aggregate statement value of investments with contractual sales restrictions Largest 3 investments with contractual sales restrictions	$—	0.0%

	12.03	$—	0.0%

	12.04	$—	0.0%

	12.05	$—	0.0%

13.

Amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

13.01 Assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 13?                                       Yes ()  No (X)

1	3	4
Issuer	Amount	Percentage of Total Admitted Assets
	(in millions)
13.02 NML SECURITIES HOLDINGS LLC	$14,575	4.6%
13.03 NML REAL ESTATE HOLDINGS LLC	$1,225	0.4%
13.04 NMC PRIV EQUITY PARTNERS LP	$576	0.2%
13.05 ARES PATHFINDER CORE FUND LP	$499	0.2%
13.06 QOZ HOLDING COMPANY, LLC	$473	0.2%
13.07 NORTHWESTERN LONG TERM CARE	$258	0.1%
13.08 NM WEALTH MANAGEMENT CO	$257	0.1%
13.09 OAKTREE OPPORTUNITIES FUND XI	$247	0.1%
13.10 BROADACRES	$207	0.1%
13.11 NMIS LLC	$203	0.1%

14.

Amounts and percentages of the reporting entity’s total admitted held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

14.01 Assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 14?                          Yes (X)  No ( )

1	2	3
(in millions)
14.02 Aggregate statement value of investments held in nonaffiliated, privately placed equities	$—	0.0%
Largest 3 investments held in nonaffiliated, privately placed equities:
14.03	$—	0.0%
14.04	$—	0.0%
14.05	$—	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests (included in other equity securities).

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 15                                Yes (X)  No  ( )

1	2	3
(in millions)

15.02 Aggregate statement value of investments held in general partnership interests	$—	0.0%

Largest 3 investments in general partnership interests:

15.03	$—	0.0%

15.04	$—	0.0%

15.05	$—	0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans (reported in Schedule B).

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 16?                                 Yes ( )  No (X)

Largest 10 aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

1		2	3

Type (Residential, Commercial, Agricultural)		Amount	Percentage of Total Admitted Assets
		(in millions)
16.02	Commercial	$447	0.1%
16.03	Commercial	$316	0.1%
16.04	Commercial	$300	0.1%
16.05	Commercial	$294	0.1%
16.06	Commercial	$286	0.1%
16.07	Commercial	$281	0.1%
16.08	Commercial	$257	0.1%
16.09	Commercial	$255	0.1%
16.10	Commercial	$250	0.1%
16.11	Commercial	$248	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		1	2
		(in millions)
16.12	Construction Loans	$3,016	0.9%
16.13	Mortgage loans over 90 days past due
16.14	Mortgage loans in the process of foreclosure
16.15	Mortgage loans foreclosed
16.16	Restructured mortgage loans

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

17.	Aggregate mortgage loans having the following loan-to-value ratios are determined from the most current appraisal as of the Annual Statement date:

Loan-to-Value	Residential		Commercial		Agricultural

	1	2	3	4	5	6

	(in millions)		(in millions)		(in millions)

17.01 above 95%	$—	—%	$585	0.2%	$—	—%

17.02 91 to 95%	$—	—%	$292	0.1%	$—	—%

17.03 81 to 90%	$—	—%	$745	0.2%	$—	—%

17.04 71 to 80%	$—	—%	$3,687	1.2%	$—	—%

17.05 below 71%	$—	—%	$48,052	15.0%	$—	—%

18.

Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate (reported in Schedule A, excluding property occupied by the company).

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 18?                                Yes (X)  No ( )

Largest five investments in any one parcel or group of contiguous parcels of real estate:

1	2	3
(in millions)

	$—	—%

	$—	—%

	$—	—%

	$—	—%

	$—	—%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 19?                      Yes (X)  No ( )

1	2	3

(in millions)
19.02 Aggregate statement value of investments held in mezzanine real estate loans:	$—	—%

Largest three investments held in mezzanine real estate loans:

19.03	$—	—%
19.04	$—	—%
19.05	$—	—%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2023

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At Year End		At End of Each Quarter (Unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
20.01 Securities lending (do not include asset held as collateral for such transactions)	$—	—%
20.02 Repurchase agreements	$2,492	0.8%	$2,917	$2,895	$2,797
20.03 Reverse repurchase agreements	$—
20.04 Dollar repurchase agreements	$—
20.05 Dollar reverse repurchase agreements	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	1		2	3	4
	(in millions)			(in millions)
21.01 Hedging	$—		0.0%	$—	—%
21.02 Income generation	$—		—%	$—	—%
21.03 Other	$—		0.0%	$—	—%

22.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
22.01 Hedging	$302	0.1%	$294	$306	$305
22.02 Income generation	$—	—%	$—	$—	$—
22.03 Replications	$20	—%	$8	$13	$21
22.04 Other	$—	—%	$—	$—	$—

23.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for future contracts:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
23.01 Hedging	$242	0.1%	$270	$244	$227
23.02 Income generation	$—	—%	$—	$—	$—
23.03 Replications	$—	—%	$—	$—	$—
23.04 Other	$—	—%	$—	$—	$—

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2023

(in millions)

Investment Categories	Gross Investment Holdings: Amount	Gross Investment Holdings: Percentage of Column 1 Line 13	Admitted Assets as Reported in the Annual Statement: Amount	Admitted Assets as Reported in the Annual Statement: Securities Lending Reinvested Collateral Amount	Admitted Assets as Reported in the Annual Statement: Total (Col. 3 + 4) Amount	Admitted Assets as Reported in the Annual Statement: Percentage of Column 5 Line 13

Long-Term Bonds (Schedule D, Part 1): U.S. governments	$4,189	1.36%	$4,189		$4,189	1.36%

Long-Term Bonds (Schedule D, Part 1): All other governments	2,670	0.87%	2,670		2,670	0.87%

Long-Term Bonds (Schedule D, Part 1): U.S. states, territories and possessions, etc. guaranteed	935	0.30%	935		935	0.30%

Long-Term Bonds (Schedule D, Part 1): U.S. political subdivisions of states, territories, and possessions, guaranteed	365	0.12%	365		365	0.12%

Long-Term Bonds (Schedule D, Part 1): U.S. special revenue and special assessment obligations, etc. non-guaranteed	18,592	6.03%	18,592		18,592	6.03%

Long-Term Bonds (Schedule D, Part 1): Industrial and miscellaneous	158,513	51.45%	158,513		158,513	51.45%

Long-Term Bonds (Schedule D, Part 1): Hybrid securities	482	0.16%	482		482	0.16%

Long-Term Bonds (Schedule D, Part 1): Parent, subsidiaries and affiliates	—	0.00%	—		—	0.00%

Long-Term Bonds (Schedule D, Part 1): SVO identified funds	21	0.01%	21		21	0.01%

Long-Term Bonds (Schedule D, Part 1): Unaffiliated bank loans	5,816	1.89%	5,816		5,816	1.89%

Long-Term Bonds (Schedule D, Part 1): Unaffiliated certificates of deposit	110	0.04%	110		110	0.04%

Long-Term Bonds (Schedule D, Part 1): Total long-term bonds	191,693	62.21%	191,693	—	191,693	62.21%

Preferred stocks (Schedule D, Part 2, Section 1): Industrial and miscellaneous (Unaffiliated)	457	0.15%	457		457	0.15%

Preferred stocks (Schedule D, Part 2, Section 1): Parent, subsidiaries and affiliates	—	0.00%	—		—	0.00%

Preferred stocks (Schedule D, Part 2, Section 1): Total preferred stocks	457	0.15%	457	—	457	0.15%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous Publicly traded (Unaffiliated)	1,187	0.39%	1,187		1,187	0.39%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous Other (Unaffiliated)	399	0.13%	399		399	0.13%

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates Publicly traded	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates Other	515	0.17%	515		515	0.17%

Common stocks (Schedule D, Part 2, Section 2): Mutual funds	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Unit investment trusts	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Closed-end funds	—	0.00%	—		—	0.00%

Common stocks (Schedule D, Part 2, Section 2): Exchange traded funds	294	0.10%	294		294	0.10%

Common stocks (Schedule D, Part 2, Section 2): Total common stocks	2,395	0.78%	2,395	—	2,395	0.78%

Mortgage loans (Schedule B): Farm mortgages	—	0.00%	—		—	0.00%

Mortgage loans (Schedule B): Residential mortgages	—	0.00%	—		—	0.00%

Mortgage loans (Schedule B): Commercial mortgages	52,868	17.16%	52,868		52,868	17.16%

Mortgage loans (Schedule B): Mezzanine real estate loans	493	0.16%	493		493	0.16%

Mortgage loans (Schedule B): Total mortgage loans	53,361	17.32%	53,361	—	53,361	17.32%

Real estate (Schedule A): Properties occupied by company	562	0.18%	562		562	0.18%

Real estate (Schedule A): Properties held for production of income	2,315	0.75%	2,315		2,315	0.75%

Real estate (Schedule A): Properties held for sale	—	0.00%	—		—	0.00%

Real estate (Schedule A): Total real estate	2,877	0.93%	2,877	—	2,877	0.93%

Cash, cash equivalents and short-term investments: Cash (Schedule E, Part 1)	172	0.06%	172		172	0.06%

Cash, cash equivalents and short-term investments: Cash equivalents (Schedule E, Part 2)	5,730	1.86%	5,730		5,730	1.86%

Cash, cash equivalents and short-term investments: Short-term investments (Schedule DA)	2,924	0.95%	2,924		2,924	0.95%

Cash, cash equivalents and short-term investments: Total cash, cash equivalents and short-term investments	8,826	2.87%	8,826	—	8,826	2.87%

Contract loans	19,003	6.17%	19,003		19,003	6.17%

Derivatives (Schedule DB)	1,302	0.42%	1,302		1,302	0.42%

Other invested assets (Schedule BA)	27,217	8.83%	27,109		27,109	8.80%

Receivables for securities	109	0.04%	109		109	0.04%

Securities Lending (Schedule DL, Part 1)	—	0.00%	—		—	0.00%

Other invested assets (Page 2, Line 11)	883	0.29%	883		883	0.29%

Total invested assets	308,123	100.00%	308,015	—	308,015	100.00%

PART C
OTHER INFORMATION
Item 26. Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)	Resolution of Board of Trustees of The Northwestern Mutual Life Insurance Company establishing the Account, dated March 22, 2006	Exhibit (a) to Form N-6 initial Registration Statement, File No. 333-136124, filed July 28, 2006
(b)	Not Applicable
(c)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 initial Registration Statement, File No. 333-136124, filed July 28, 2006
(d)1	Northwestern Mutual Flexible Premium Variable Adjustable Survivorship Life Insurance Policy, TT.SVUL. (0107) with Policy Split Provision, TT.SUL.PS.(0805)	Exhibit (d)1 to Form N-6 initial Registration Statement, File No. 333-136308, filed August 4, 2006
(d)2	Endorsement Regarding Qualification Of Variable Life Policy As A Life Insurance Contract, AMDT.FLSF.(0199)	Exhibit (d)2 to Form N-6 initial Registration Statement, File No. 333-136308, filed August 4, 2006
(d)3	Flexible Premium Variable Adjustable Survivorship Life Insurance Policy Insurance Payable On Second Death, ICC12.TT.SVUL. (0513)	Exhibit (d)(3) to Form N-6 Post-Effective Amendment No. 11, for Northwestern Mutual Variable Life Account II, File No. 333-136308, filed on April 28, 2014
(e)	Northwestern Mutual Life Insurance Application, 90-1 L.I.(0198) with Application Supplement, (90- 1.SVUL.Supp.(0107)	Exhibit (d)1 to Form N-6 initial Registration Statement, File No. 333-136308, filed August 4, 2006
(f)1	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	Exhibit B(1) to Form N-4 Post-Effective Amendment No. 6, File No. 33-58476, filed November 13, 1995
(f)2	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-6 Post-Effective Amendment No. 8, File No. 333-36865, filed February 28, 2003
(g)(1)	Reinsurance Agreement dated December 19, 2013 between RGA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(2)	Reinsurance Agreement dated December 19, 2013 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(3)	Reinsurance Agreement dated December 22, 2015 between Munich American Reassurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(3) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(4)	Reinsurance Agreement dated November 7, 2013 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(4) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(5)	Reinsurance Agreement dated December 22, 2015 between Swiss Re Life & Health American Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (g)(5) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(6)	Reinsurance Agreement dated December 23, 2013 between General Re Life Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (g)(6) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(7)	Reinsurance Agreement dated December 22, 2013 between Hannover Life Reassurance Company of American and The Northwestern Mutual Life Insurance Company	Exhibit (g)(7) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(g)(8)	Reinsurance Agreement dated December 2, 2013 between SCOR Global Life USA Reinsurance Company and The Northwestern Mutual Life Insurance Company	Exhibit (g)(8) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66, File No. 2-29240, filed April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisers Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (h)(e) to Form N-6 Post-Effective Amendment No. 7, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on April 26, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(e)(1)	Administrative Services Agreement dated April 23, 2007 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (h)(e)(1) to Form N-6 Pre-Effective Amendment No. 1 File No. 333-230143, filed on August 30, 2019
(h)(f)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(f)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1, File No. 333-133380, filed August 8, 2006
(h)(h)(1)	Administrative Services Agreement dated October 1, 2013 between Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Company	Exhibit (h)(h)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(i)	Not Applicable
(j)(a)	Shareholder Information Agreement dated April 13, 2007 among Russell Investment Management Company on behalf of Russell Investment Funds and The Northwestern Mutual Life Insurance Company	Exhibit (j)(a) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(b)
Amendment No. 1 dated October 20, 2008 to Shareholder
Information Agreement dated April 13, 2007 among
Russell Fund Services Company on behalf of Russell
Investment Funds and The Northwestern Mutual Life
Insurance Company
Exhibit (j)(b) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(j)(c)
Shareholder Information Agreement dated April 13, 2007
among Fidelity Distributors Corporation on behalf of
Fidelity® Variable Insurance Products Fund and The
Northwestern Mutual Life Insurance Company
Exhibit (j)(c) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(d)	Shareholder Information Agreement dated April 16, 2007 among Northwestern Mutual Series Fund, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(d) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(e)	Shareholder Information Agreement dated October 16, 2007 among Neuberger Berman Management Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (j)(e) to Form N-6 Post-Effective Amendment No. 7 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed April 26, 2012
(j)(f)	Shareholder Information Agreement dated September 27, 2013 among Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Insurance Company	Exhibit (j)(f) to Form N-6 Post-Effective Amendment No. 10 for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on October 1, 2013
(j)(g)	Power of Attorney	Exhibit (j)(g) to Form N-6 Post-Effective Amendment No. 5 for Northwestern Mutual Variable Life Account II, File No. 333-233805, filed February 29, 2024
(j)(h)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Not Applicable
(m)	Not Applicable
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(o)	Not Applicable
(p)	Not Applicable
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith
(r)	Not Applicable
Item 31. Directors and Officers of the Depositor
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company without regard to their activities relating to variable life insurance policies or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2024
Name	Address
Anne F. Ackerley	Managing Director- BlackRock (Retirement Group) BlackRock 50 Hudson Yards New York, NY 10001

Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital One California Street, Ste 1750 San Francisco, CA 94111

P. Russell Hardin	President Robert W. Woodruff Foundation 191 Peachtree Street NE, Suite 3540 Atlanta, GA 30303

Andrew J. Harmening	President and Chief Executive Officer Associated Bank Associated Bank River Center 111 E. Kilbourn Ave, 2nd Floor, Suite 200 Milwaukee, WI 53202

Name	Address

David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Randolph W. Melville	Retired Senior Vice President & General Manager West Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital and Technology Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Chief Administrative Officer Mastercard 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 3230 E. Kenwood Blvd Milwaukee, WI 53211

Anne M. Paradis	Retired Chief Executive Officer MicroTek, Inc. 72 Reservation Road Sunderland, MA 01375

Sandra R. Rogers	Retired Vice President – Supply Chain Hillrom 12363 E. Black Rock Road Scottsdale, AZ 85255

John E. Schlifske	Chairman & Chief Executive Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Aarti S. Shah	Retired Senior Vice President, Chief Information and Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Ralph A. Weber	Acting General Counsel Marquette University 1250 W. Wisconsin Avenue Milwaukee, WI 53233

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue NW, Suite 680 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2024
John E. Schlifske	Chairman & Chief Executive Officer
Timothy J. Gerend	President
John C. Roberts	Executive Vice President & Chief Distribution Officer

Aditi J. Gokhale	Executive Vice President & Chief Strategy Officer, President of Retail Investments and Head of Institutional Investments
Todd M. Jones	Executive Vice President & Chief Financial Officer
Raymond J. Manista	Executive Vice President, Chief Legal Officer, Chief Compliance Officer & Secretary
Christian W. Mitchell	Executive Vice President & Chief Customer Officer
Don J. Robertson	Executive Vice President & Chief Human Resources Officer
Jeffrey D. Sippel	Executive Vice President & Chief Information Officer
Kamilah D. Williams-Kemp	Executive Vice President & Chief Insurance Officer
The business addresses for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 32. Persons Controlled By or Under Common Control with the Depositor or Registrant
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of April 1, 2024 are shown below. In addition to the subsidiaries shown below, the following separate investment accounts (which include the Registrant) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
Northwestern Mutual Series Fund, Inc. (the “Funds”), shown below as a subsidiary of Northwestern Mutual, is an investment company, registered under the Investment Company Act of 1940, offering shares to the separate accounts identified above; and the shares of the Funds held in connection with certain of the accounts are voted by Northwestern Mutual in accordance with voting instructions obtained from the persons who own, or are receiving payments under, variable annuity contracts or variable life insurance policies issued in connection with the separate accounts, or in the same proportions as the shares which are so voted.

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company, LLC (2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company(2)	United States	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd.(2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
1890 Maple, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Apartments, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Condominium Association, Inc.(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
720 East LLC(2)	Delaware	Northwestern Mutual Investment Management Company, LLC	100.00
Amber, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Baraboo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Bayridge, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
BCC Cancer Center Venture, LP(2)	Delaware	NM Cancer Center GP, LLC	0.01
		NM Imperial, LLC	83.99
		RE Corp.	16.0
Bishop Square, LLC(2)	Delaware	NM BSA, LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Brandywine Distribution, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cedarstone, LLC(2)	Delaware	Baraboo, Inc.	100.00
Chateau, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
C – Land Fund, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Coral, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Cortona Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Cream City Venture Capital, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crown Farm Partners, LLC(2)	Maryland	NM Imperial, LLC	99.00
		RE Corp.	1.00
Dortmund, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
East Pointe Commons Limited Partnership	Wisconsin	EP Commons LLC	30.00
		The Northwestern Mutual Life Insurance Company	70.00
Ellington Residential, LLC(2)	Maryland	Crown Farm Partners, LLC	100.00
Fairfield Potomac Club, LLC(2)	Delaware	RE Corp.	1.00
		NM Imperial, LLC	99.00
FES, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
GRO-SUB, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Hazel, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Higgins, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hobby, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Hollenberg 1, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Lake Emily Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Logan, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Los Alamitos Corporate Center Joint Venture, LLC(2)	Delaware	NM Imperial, LLC	99.00
		RE Corp.	1.00
Maroon, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Mason & Marshall, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Model Portfolios, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
Network Office Cashiership, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Nicolet, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
NM BSA, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Cancer Center GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM Career Distribution Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM DFW Lewisville, LLC(2)	Delaware	NM Majestic Holdings, LLC	100.00
NM Gen, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM GP Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM GSB, LLC(2)	New York	NM-SAS, LLC	100.00
NM Imperial, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Investment Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Lion, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Majestic Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Neptune, LLC(2)	Delaware	NM Regal, LLC	100.00
NM Network Office 135 Insurance Agency, LLC (2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM Pebble Valley LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Pigeon Creek Holdings Inc(2)	Canada	Coral Inc.	100.00
NM Pioneer, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM QOZ Fund II LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund III LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund IV LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund LLC(2)	Delaware	QOZ Holding Company LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
NM RE Funds, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NM Regal, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NM Twin Creeks GP, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM VI Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-808 West, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMC JCAF VI Carry, LP(2)	Delaware	Higgins, Inc.	1.00
		Northwestern Mutual Investment Management Company, LLC	99.00
NMC V Equity Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC V GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMC V Mezz Fund, LP(2)	Delaware	NMC V GP, LLC	100.00
NMC VI Equity Fund, LP(2)	Delaware	NMC VI GP, LLC	100.00
NMC VI GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NM-Hemlock, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Jasper, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-MNO, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Morristown, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NM-Muse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Port Royale(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Pulse, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-RESA, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-SAS, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Skye, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Target Distribution Center 1, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 2, LLC	11.00
NM-Target Distribution Center 2, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	100.00
NM-Target Distribution Center Property Owner, LLC(2)	Delaware	NM-Target.com Distribution Center, LLC	89.00
		NM-Target Distribution Center 1, LLC	11.00
NM-Target.com Distribution Center, LLC(2)	Delaware	NM Imperial, LLC	100.00
NM-West Hartford, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
NML Development Corporation(2)	Delaware	NML Securities Holdings, LLC	100.00
NML Real Estate Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings, LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
NMPE I GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMPE II GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
NMPE III GP, LLC(2)	Delaware	NML Securities Holdings, LLC	100.00
NMRM Holdings, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Northwestern Broadway Plaza, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Capital GP II, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP III, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP IV, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital GP, LLC(2)	Delaware	NM GP Holdings, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III, LLC	100.00
Northwestern Mutual Capital Mezzanine Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual Capital Strategic Equity Fund III, LP(2)	Delaware	Northwestern Mutual Capital GP III LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Northwestern Mutual Capital Strategic Equity Fund IV, LP(2)	Delaware	Northwestern Mutual Capital GP IV, LLC	100.00
Northwestern Mutual MU TLD Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Private Equity Co-Investment Fund I, LP(2)	Delaware	NMPE I GP, LLC	1.00
		Northwestern Mutual Investment Management Company LLC	99.00
Northwestern Mutual Private Equity Co-Investment Fund II, LP(2)	Delaware	NMPE II GP, LLC	1.00
		Northwestern Mutual Investment Management Company LLC	99.00
Northwestern Mutual Private Equity Co-Investment Fund III, LP(2)	Delaware	NMPE III GP, LLC	1.00
		Northwestern Mutual Investment Management Company LLC	99.00
Northwestern Mutual Registry, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc.(3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase I, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase II, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NorthWoods Phase III, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Osprey Links Golf Course, LLC(2)	Delaware	Osprey Links, LLC	100.00
Osprey Links, LLC(2)	Delaware	NM Imperial, LLC	99.00
		RE Corp	1.0
Plantation Oaks MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
QOZ Holdings Company, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
RE Corp.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Regency NM Johns Creek, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Ruhl Financial Group, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Russet, Inc.(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Scotty, LLC(2)	Delaware	Hobby, Inc.	6.31
		Maroon, Inc.	65.01
		Stadium and Arena Management, Inc.	28.68
Seattle Network Office, LLC(2)	Delaware	NM Career Distribution Holdings, LLC	100.00
Seazen GP, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Seazen Rocky Point, LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.90
		Seazen GP, LLC	0.10
Stadium and Arena Management, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Tapestry Condominium Owners Association, Inc.(2)	Tennessee	The Northwestern Mutual Life Insurance Company	100.00
Tupelo, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Two Con Holdings, LLC(2)	Delaware	Bishop Square, LLC	100.00
Two Con SPE, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
Two Con, LLC(2)	Delaware	Two Con Holdings, LLC	100.00
Variable Innovation LLC(2)	Delaware	NM VI Holdings LLC	100.00
Ventura Lakes MHC-NM, LLC(2)	Delaware	NM Imperial, LLC	100.00
Walden OC, LLC(2)	Delaware	NML Real Estate Holdings, LLC	100.00
White Oaks, Inc.(2)	Delaware	NML Securities Holdings, LLC	100.00
Wysh Financial, LLC(2)	Delaware	Wysh Holdings, LLC	100.00
Wysh Holdings, LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Wysh Insurance Agency, LLC(2)	Delaware	Wysh Life and Health Insurance Company	100.00
Wysh Life and Health Insurance Company(2)	Delaware	Wysh Holdings, LLC	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2023, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.

(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 27 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Government Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio, Asset Allocation Portfolio.
Item 33. Indemnification
(a) That portion of the By-laws of the Depositor, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.

Item 34. Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registrant. NMIS also acts as the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-1668), the NML Variable Annuity Account C (811-21886), Northwestern Mutual Variable Life Account (811-3989), and the Trust for Professional Managers (811-10401).
(b) As of April 1, 2024, the directors and officers of NMIS are as follows:
Name	Position
Brett Albers	Assistant Treasurer
Laura M. Deaner	Chief Information Security Officer
Quentin M. Doll	Director
Bradley L. Eull	Secretary
John C. Roberts	Executive Vice President, Chief Distribution Officer
Betsy Heisler	Vice President - Risk Products
Dean Hopp	Vice President - IPS Investment Programs
Dawn Kalinowski	Chief Operating Officer
Madhusudan Kotian	Chief Technology Officer
Susan K. Limbach	Assistant Treasurer
Mark E. McNulty	NMIS Anti-Money Laundering Officer
Blaire L. Puls	Variable Investment Product Consultant
Sarah R. Schneider	President
Deborah A. Schultz	Director
Justin Stipan	Distribution Performance Principal
William H. Taylor	Vice President – Planning and Sales
Rebecca Villegas	Vice President - NMIS Compliance, Chief Compliance Officer
Jared A. Ward	Treasurer, Financial and Operations Principal
Becki Williams	Vice President - Advanced Markets
Kamilah D. Williams-Kemp	Vice President - New Business
Terry R. Young	Assistant Secretary
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $127,322,377 of commissions and other compensation, directly or indirectly, from Registrant during the last fiscal year.
Item 35. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registrant’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 36. Management Services
There are no management-related service contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registrant and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 37. Fee Representation
The Northwestern Mutual Life Insurance Company hereby represents that the fees and charges deducted under the variable adjustable life insurance policies which are the subject of this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company under the policies.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Northwestern Mutual Variable Life Account II, certifies that it meets all of the requirements for effectiveness of this Amended Registration pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 25, 2024.
Northwestern Mutual Variable Life Account II
(Registrant)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

By:	/s/ Raymond J. Manista
Raymond J. Manista, Executive Vice President, Chief Legal Officer, Chief Compliance Officer, Secretary
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on April 25, 2024.
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)
By:	/s/ Raymond J. Manista
Raymond J. Manista Executive Vice President, Chief Legal Officer, Chief Compliance Officer, Secretary
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:
Signature	Title
/s/ John E. Schlifske*	Chairman, Trustee, and Chief Executive Officer; Principal Executive Officer
John E. Schlifske
/s/ Todd M. Jones	Executive Vice President and Chief Financial Officer; Principal Financial Officer
Todd M. Jones
/s/ Charles S. Mondesir	Vice President and Controller; Principal Accounting Officer
Charles S. Mondesir

Signature	Title
/s/ Anne F. Ackerley*	Trustee
Anne F. Ackerley
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ P. Russell Hardin*	Trustee
P. Russell Hardin
/s/ Andrew J. Harmening*	Trustee
Andrew J. Harmening
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ Sandra R. Rogers*	Trustee
Sandra R. Rogers
/s/ Aarti Shah*	Trustee
Aarti Shah
/s/ Ralph A. Weber*	Trustee
Ralph A. Weber
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ Raymond J. Manista
Raymond J. Manista, Attorney in fact, pursuant to the Power of Attorney filed herewith.
Each of the signatures is affixed as of April 25, 2024.

EXHIBIT INDEX EXHIBITS FILED WITH FORM N-6
POST-EFFECTIVE AMENDMENT NO. 24 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
Northwestern Mutual Variable Life Account II
Exhibit	Description
(k)	Opinion and Consent of Counsel	Filed herewith
(n)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(q)	Memorandum describing Issuance, Transfer and Redemption Procedures	Filed herewith